     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2000


                                                              FILE NO. 333-94047
                                                               FILE NO. 811-8108

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/
                        PRE-EFFECTIVE AMENDMENT NO. 1                        /X/
                        POST-EFFECTIVE AMENDMENT NO.                         / /
                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/
                               AMENDMENT NO. 19                              /X/


                          PROTECTIVE VARIABLE ANNUITY
                                SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       PROTECTIVE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA 35223
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                 (205) 879-9230
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                           STEVE M. CALLAWAY, ESQUIRE
                       PROTECTIVE LIFE INSURANCE COMPANY
                             2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA, 35223
                    (NAME AND ADDRESS OF AGENT FOR SERVICES)


                                    COPY TO:
                            STEPHEN E. ROTH, ESQUIRE
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                             WASHINGTON, D.C. 20004
                                 (202) 383-0158


                              -------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the registration statement.

                              -------------------

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), SHALL DETERMINE.

         TITLE OF SECURITIES BEING REGISTERED: INTERESTS IN A SEPARATE
               ACCOUNT ISSUED THROUGH VARIABLE ANNUITY CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                                                              PROTECTIVE LIFE INSURANCE COMPANY
[LOGO]                                                        PROTECTIVE VARIABLE ANNUITY
                                                              SEPARATE ACCOUNT
                                                              P.O. BOX 10648
                                                              BIRMINGHAM, ALABAMA 35202-0648
                                                              TELEPHONE: 1-800-456-6330



    This Prospectus describes the Protective Variable Annuity II Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.


    You may allocate your Purchase Payments to one or more of the Sub-Accounts of the Protective Variable Annuity Separate Account, the Guaranteed Account, or both. The assets of each Sub-Account will be invested solely in a corresponding Fund of Protective Investment Company, Van Kampen Life Investment Trust, MFS-Registered Trademark- Variable Insurance Trust-SM-, Oppenheimer Variable Account Funds, Calvert Variable Series, Inc., and Van Eck Worldwide Insurance Trust. The Funds are:

PROTECTIVE INVESTMENT COMPANY          MFS-REGISTERED TRADEMARK- VARIABLE     OPPENHEIMER VARIABLE ACCOUNT FUNDS
INTERNATIONAL EQUITY FUND              INSURANCE TRUST                        AGGRESSIVE GROWTH FUND/VA
SMALL CAP VALUE FUND                   NEW DISCOVERY SERIES                   GLOBAL SECURITIES FUND/ VA
CAPITAL GROWTH FUND                    EMERGING GROWTH SERIES                 CAPITAL APPRECIATION FUND/VA
CORE(SM) U.S. EQUITY FUND              RESEARCH SERIES                        MAIN STREET GROWTH &
GROWTH AND INCOME FUND                 GROWTH SERIES                          INCOME FUND/VA
GLOBAL INCOME FUND                     GROWTH WITH INCOME SERIES              HIGH INCOME FUND/VA
                                       UTILITIES SERIES                       MONEY FUND/VA
                                       TOTAL RETURN SERIES                    STRATEGIC BOND FUND/VA

VAN KAMPEN LIFE INVESTMENT TRUST       CALVERT VARIABLE SERIES, INC.
EMERGING GROWTH PORTFOLIO              SOCIAL SMALL CAP GROWTH PORTFOLIO
ENTERPRISE PORTFOLIO                   SOCIAL BALANCED PORTFOLIO
COMSTOCK PORTFOLIO                     VAN ECK WORLDWIDE INSURANCE TRUST
GROWTH AND INCOME PORTFOLIO            WORLDWIDE HARD ASSETS FUND
STRATEGIC STOCK PORTFOLIO              WORLDWIDE REAL ESTATE FUND
ASSET ALLOCATION PORTFOLIO

    The value of your Contract, except amounts you allocate to the Guaranteed Account, will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.


    This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).


    PLEASE READ THIS PROSPECTUS CAREFULLY. INVESTORS SHOULD KEEP A COPY FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS.


    THE PROTECTIVE VARIABLE ANNUITY II CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK OR FINANCIAL INSTITUTION. IT IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IT IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2000

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
  DEFINITIONS.................................................   3
  EXPENSES....................................................   4
    Examples..................................................   7
  SUMMARY.....................................................  11
    The Contract..............................................  11
    Federal Tax Status........................................  13
  CONDENSED FINANCIAL INFORMATION.............................  14
    Sub-Accounts..............................................  14
    Accumulation Units........................................  15
  THE COMPANY, VARIABLE ACCOUNT AND FUNDS.....................  17
    Protective Life Insurance Company.........................  17
    Protective Variable Annuity Separate Account..............  17
    Administration............................................  17
    The Funds.................................................  18
    Protective Investment Company (PIC).......................  18
    Van Kampen Life Investment Trust..........................  19
    MFS-Registered Trademark- Variable Insurance Trust
  -SM-........................................................  19
    Oppenheimer Variable Account Funds........................  20
    Calvert Variable Series, Inc..............................  21
    Van Eck Worldwide Insurance Trust.........................  21
    Other Information about the Funds.........................  21
    Other Investors in the Funds..............................  22
    Addition, Deletion or Substitution of Investments.........  22
  DESCRIPTION OF THE CONTRACT.................................  23
    The Contract..............................................  23
    Parties to the Contract...................................  23
    Issuance of a Contract....................................  24
    Purchase Payments.........................................  25
    Right to Cancel...........................................  25
    Allocation of Purchase Payments...........................  25
    Variable Account Value....................................  26
    Transfers.................................................  27
    Surrenders and Partial Surrenders.........................  29
  THE GUARANTEED ACCOUNT......................................  31
  DEATH BENEFIT...............................................  32
    Standard Death Benefit....................................  33
    Optional Benefit Packages.................................  33
  SUSPENSION OR DELAY IN PAYMENTS.............................  35
  CHARGES AND DEDUCTIONS......................................  35
    Surrender Charge..........................................  35
    Mortality and Expense Risk Charge.........................  37
    Administration Charges....................................  37
    Transfer Fee..............................................  37
    Contract Maintenance Fee..................................  37
    Fund Expenses.............................................  38
    Premium Taxes.............................................  38
    Other Taxes...............................................  38
  ANNUITIZATION...............................................  38
    Annuity Commencement Date.................................  38
    Fixed Income Payments.....................................  39
    Variable Income Payments..................................  39
    Annuity Options...........................................  40
    Minimum Amounts...........................................  41
    Death of Annuitant or Owner After Annuity Commencement
      Date....................................................  41
  YIELDS AND TOTAL RETURNS....................................  41
    Yields....................................................  41
    Total Returns.............................................  41
    Standardized Average Annual Total Returns.................  42
    Non-Standard Average Annual Total Returns.................  42
    Performance Comparisons...................................  42
    Other Matters.............................................  43
  FEDERAL TAX MATTERS.........................................  43
    Introduction..............................................  43
    The Company's Tax Status..................................  43
    TAXATION OF ANNUITIES IN GENERAL..........................  43
    Tax Deferral During Accumulation Period...................  43
    Taxation of Partial and Full Surrenders...................  45
    Taxation of Annuity Payments..............................  46
    Taxation of Death Benefit Proceeds........................  46
    Assignments, Pledges, and Gratuitous Transfers............  46
    Penalty Tax on Premature Distributions....................  47
    Aggregation of Contracts..................................  47
    Loss of Interest Deduction Where Contract Is Held By or
      For the Benefit of Certain Nonnatural Persons...........  47
    QUALIFIED RETIREMENT PLANS................................  48
    In General................................................  48
    Direct Rollovers..........................................  51
    FEDERAL INCOME TAX WITHHOLDING............................  51
  GENERAL MATTERS.............................................  51
    The Contract..............................................  51
    Error in Age or Gender....................................  51
    Incontestability..........................................  52
    Non-Participation.........................................  52
    Assignment................................................  52
    Notice....................................................  52
    Modification..............................................  52
    Reports...................................................  52
    Settlement................................................  52
    Receipt of Payment........................................  52
    Protection of Proceeds....................................  52
    Minimum Values............................................  53
    Application of Law........................................  53
    No Default................................................  53
  DISTRIBUTION OF THE CONTRACTS...............................  53
    Inquiries.................................................  53
  YEAR 2000 COMPUTER COMPLIANCE ISSUES........................  53
  IMSA........................................................  53
  LEGAL PROCEEDINGS...........................................  53
  VOTING RIGHTS...............................................  54
  FINANCIAL STATEMENTS........................................  54
  STATEMENT OF ADDITIONAL INFORMATION
    TABLE OF CONTENTS
  APPENDIX A: Death Benefit calculation examples..............  A-1
  APPENDIX B: Surrender Charge calculation examples...........  B-1
  APPENDIX C: Variable Annuitization calculation..............  C-1

                                  DEFINITIONS

    "We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who has been issued a Contract.

    ACCUMULATION UNIT: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

    ALLOCATION OPTION: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract.

    ANNUITY COMMENCEMENT DATE: The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

    ANNUITY OPTION: The payout option under which the Company makes annuity income payments.

    ANNUITY UNIT: A unit of measure used to calculate the amount of the variable income payments.

    ASSUMED INVESTMENT RETURN: The assumed annual rate of return used to calculate the amount of the variable income payments.


    CONTRACT: The Protective Variable Annuity II, a flexible premium, deferred, variable and fixed annuity contract.


    CONTRACT ANNIVERSARY: The same month and day as the Effective Date in each subsequent year of the Contract.

    CONTRACT VALUE: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

    CONTRACT YEAR: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

    DCA: Dollar cost averaging.

    DCA FIXED ACCOUNTS: The DCA Fixed Accounts are part of the Company's general account and are not part of or dependent upon the investment performance of the Variable Account. These accounts are available for dollar cost averaging only and may not be available in all states.

    EFFECTIVE DATE: The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

    FIXED ACCOUNT: The Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account. This account may not be available in all states.

    FUND: Any investment portfolio in which a corresponding Sub-Account invests.

    GUARANTEED ACCOUNT: The Fixed Account, DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

    PURCHASE PAYMENT: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

    QUALIFIED CONTRACTS: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

    QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

    SUB-ACCOUNT: A separate division of the Variable Account.

    VALUATION DAY: Each day on which the New York Stock Exchange is open for business.

    VALUATION PERIOD: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

    VARIABLE ACCOUNT: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.


    WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via hand delivery, courier, mail, or facsimile transmission.

                                    EXPENSES


    The following expense information assumes that the entire Contract Value is Variable Account value.


OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchase Payments.......  None
  Maximum Surrender Charge Imposed on Amount
    Surrendered (contingent deferred sales charge
    as a % of amount surrendered).................  7.0%
  Transfer Processing Fee.........................  None*

ANNUAL CONTRACT MAINTENANCE FEE...................  $30**

                                                WITH STANDARD              WITH OPTIONAL
                                                  BENEFITS                   BENEFITS
                                          -------------------------  -------------------------
ANNUAL VARIABLE ACCOUNT EXPENSES
  (as a percentage of average Variable
  Account value)
  Mortality and Expense Risk Charge.....                  1.10%                      1.25%
  Administration Charge.................                  0.15%                      0.15%
  Total Annual Variable Account
    Expenses............................                  1.25%                      1.40%

-------------

  * Protective Life reserves the right to charge a Transfer Fee in the future. (See "Charges and Deductions".)

 **  The contract maintenance fee may not apply. (See "Charges and Deductions".)

ANNUAL FUND EXPENSES
(AFTER REIMBURSEMENT AND AS PERCENTAGE OF AVERAGE NET ASSETS)


-------------------------------------------------------------------------------------------------
                                               MANAGEMENT      OTHER            TOTAL ANNUAL
                                               (ADVISORY)  EXPENSES AFTER      FUND EXPENSES
                                                  FEES     REIMBURSEMENT   (AFTER REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------
PROTECTIVE INVESTMENT COMPANY (PIC) (1)
  International Equity Fund..................     1.10%         0.00%               1.10%
  Small Cap Value Fund.......................     0.80%         0.00%               0.80%
  Capital Growth Fund........................     0.80%         0.00%               0.80%
  CORE-SM- U.S. Equity Fund..................     0.80%         0.00%               0.80%
  Growth and Income Fund.....................     0.80%         0.00%               0.80%
  Global Income Fund.........................     1.10%         0.00%               1.10%
VAN KAMPEN LIFE INVESTMENT TRUST (6)
  Emerging Growth Portfolio..................     0.67%         0.18%               0.85%
  Enterprise Portfolio.......................     0.48%         0.12%               0.60%
  Comstock Portfolio.........................     0.00%         0.95%               0.95%
  Growth and Income Portfolio................     0.43%         0.32%               0.75%
  Strategic Stock Portfolio..................     0.24%         0.41%               0.65%
  Asset Allocation Portfolio.................     0.33%         0.27%               0.60%
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
  TRUST-SM- (2, 3)
  New Discovery Series.......................     0.90%         0.17%               1.07%
  Emerging Growth Series.....................     0.75%         0.09%               0.84%
  Research Series............................     0.75%         0.11%               0.86%
  Growth Series..............................     0.75%         0.16%               0.91%
  Growth With Income Series..................     0.75%         0.13%               0.88%
  Utilities Series...........................     0.75%         0.16%               0.91%
  Total Return Series........................     0.75%         0.15%               0.90%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Aggressive Growth Fund/VA..................     0.66%         0.01%               0.67%
  Global Securities Fund/VA..................     0.67%         0.02%               0.69%
  Capital Appreciation Fund/VA...............     0.68%         0.02%               0.70%
  Main Street Growth & Income Fund/VA........     0.73%         0.05%               0.78%
  High Income Fund/VA........................     0.74%         0.01%               0.75%
  Strategic Bond Fund/VA.....................     0.74%         0.04%               0.78%
  Money Fund/VA..............................     0.45%         0.03%               0.48%
CALVERT VARIABLE SERIES, INC. (4)
  Social Small Cap Growth Portfolio..........     1.00%         0.58%               1.58%
  Social Balanced Portfolio..................     0.70%         0.19%               0.89%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund.................     1.00%         0.26%               1.26%
  Worldwide Real Estate Fund (5).............     1.00%         2.23%               3.23%
-------------------------------------------------------------------------------------------------

(1) The annual expenses listed for all of the PIC funds are net of certain reimbursements by PIC's investment manager. (See "The Funds".) Absent the reimbursements, total expenses for the period ended December 31, 1999 were:
     CORE(sm) U.S. Equity Fund 0.85%, Small Cap Value Fund 0.90%, International Equity Fund 1.33%, Growth and Income Fund 0.86%, Capital Growth Fund 0.85%, and Global Income Fund 1.29%. PIC's investment manager has voluntarily agreed to reimburse certain of each Fund's expenses in excess of its management fees. Although this reimbursement may be ended on 120 days' notice to PIC, the investment manager has no present intention of doing so.

(2) MFS has agreed to bear expenses for these series, subject to reimbursement by these series, such that each series' "Other Expenses" shall not exceed 0.15% of the average daily net assets of these series during the current fiscal year. This waiver and reimbursement was in effect for the period ending December 31, 1999. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004 (May 1, 2001 in the case of the New Discovery Series). MFS may, in its discretion, terminate this arrangement at an earlier date, provided that the arrangement will continue for each series until at least May 1, 2001, unless terminated with the consent of the board of trustees which oversees the series. Absent the reimbursements, total expenses for the New Discovery Series for the period ended December 31, 1999 were 2.49% reflecting "Other Expenses" of 1.59% and total expenses for the Growth Series were 1.46% reflecting other expenses of 0.71%.

(3) Each Series has an expense offset arrangement which reduces the Series' custodian based fee based on the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. Expenses do not take into account these expense reductions and are therefore higher than the actual expenses of the Series. Had this offset been incorporated into the reported expenses, "Other Expenses" for the New Discovery Series would appear on the Expense Table as 0.15% and in footnote (2) as 2.47%; the "Other Expenses" for the Emerging Growth Series would appear on the Expense Table as 0.08%; the "Other Expenses" for the Research Series would appear on the Expense Table as 0.10%; the "Other Expenses" for the Growth Series would appear on the Expense Table as 0.15% and in footnote (2) as 0.70%; the "Other Expenses" for the Growth with Income Series would appear on the Expense Table as 0.12%; the "Other Expenses" for the Utility Series would appear on the Expense Table as 0.15% and the "Other Expenses" for the Total Return Series would appear on the Expense Table as 0.14%.

(4) The figures have been restated to reflect expenses expected to be incurred in 2000. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be 0.86% for Calvert Social Balanced, and 1.15% for Calvert Social Small Cap Growth.

(5) Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services. The fee is based on an annual rate of 1% of the average daily net assets. The Adviser agreed to assume expenses exceeding 1% of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses for the period January 1, 1999 to February 28, 1999.

    Beginning March 1, 1999 through February, 2000, the Adviser agreed to assume expenses exceeding 1.5% of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses. For the year ended December 31, 1999, the Adviser assumed expenses in the amount of $40,036. Certain of the officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation. As of December 31, 1999, the Adviser owned 18.6% of the outstanding shares of beneficial interest of the Fund.

(6) The Advisor has voluntarily agreed to reimburse the Portfolio for all advisory fees in excess of certain thresholds. This agreement was in effect for the period of January 1, 1999 to December 31, 1999 and will continue through the period of January 1, 2000 to December 31, 2000. There is no guarantee that the Advisor will continue the reimbursement beyond
     December 31, 2000. Absent these reimbursements, the advisory fees would have been 0.70% for the Emerging Growth Portfolio, 0.50% for the Enterprise Portfolio; 0.60% for the Comstock Portfolio, 0.60% for the Growth and Income Portfolio; 0.50% for the Strategic Stock Portfolio and 0.50% for the Asset Allocation Portfolio; the "Other Expenses" would have been 0.18% for the Emerging Growth Portfolio, 0.12% for the Enterprise Portfolio, 9.76% for the Comstock Portfolio, 0.32% for the Growth and Income Portfolio, 0.41% for the Strategic Stock Portfolio and 0.27% for the Asset Allocation Portfolio.



EXAMPLES

STANDARD DEATH BENEFIT

    At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming selection of the standard death benefit and a 5% annual return on assets.

    1.  If the Contract is surrendered at the end of the applicable time period:


      SUB-ACCOUNT                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
      -----------                     ------  -------  -------  --------
      PIC International Equity......   $85     $130     $167      $275
      PIC Small Cap Value...........    83      122      153       244
      PIC Capital Growth............    83      122      153       244
      PIC CORE-SM- U. S. Equity.....    83      122      153       244
      PIC Growth and Income.........    83      122      153       244
      PIC Global Income.............    85      130      167       275
      Van Kampen Emerging Growth....    83      123      155       249
      Van Kampen Enterprise.........    81      116      143       223
      Van Kampen Comstock...........    84      126      160       260
      Van Kampen Growth and
        Income......................    82      120      150       239
      Van Kampen Strategic Stock....    81      117      145       229
      Van Kampen Asset Allocation...    81      116      143       223
      MFS New Discovery.............    85      129      166       272
      MFS Emerging Growth...........    83      123      155       248
      MFS Research..................    83      123      156       250
      MFS Growth....................    84      125      158       255
      MFS Growth With Income........    84      125      158       255
      MFS Utilities.................    84      125      157       254
      MFS Total Return..............    84      125      157       254
      Oppenheimer Aggressive
        Growth......................    81      118      146       231
      Oppenheimer Global
        Securities..................    82      118      147       233
      Oppenheimer Capital
        Appreciation................    82      119      148       234
      Oppenheimer Main Street Growth
        & Income....................    82      121      152       242
      Oppenheimer High Income.......    82      120      150       239
      Oppenheimer Strategic Bond....    82      121      152       242
      Oppenheimer Money Fund........    80      112      137       211
      Calvert Social Small Cap
        Growth......................    86      132      170       280

      SUB-ACCOUNT                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
      -----------                     ------  -------  -------  --------
      Calvert Social Balanced.......   $83     $123     $156      $250
      Van Eck Worldwide Hard
        Assets......................    87      135      175       290
      Van Eck Worldwide Real
        Estate......................    89      140      183       308


    2. If the Contract is not surrendered at the end of the applicable time period:


      SUB-ACCOUNT                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
      -----------                     ------  -------  -------  --------
      PIC International Equity......   $24     $ 75     $129      $275
      PIC Small Cap Value...........    21       66      113       244
      PIC Capital Growth............    21       66      113       244
      PIC CORE-SM- U. S. Equity.....    21       66      113       244
      PIC Growth and Income.........    21       66      113       244
      PIC Global Income.............    24       75      129       275
      Van Kampen Emerging Growth....    22       68      116       249
      Van Kampen Enterprise.........    19       60      103       223
      Van Kampen Comstock...........    23       71      121       260
      Van Kampen Growth and
        Income......................    21       65      111       239
      Van Kampen Strategic Stock....    20       62      106       229
      Van Kampen Asset Allocation...    19       60      103       223
      MFS New Discovery.............    24       74      127       272
      MFS Emerging Growth...........    22       67      115       248
      MFS Growth....................    23       69      119       255
      MFS Research..................    22       68      116       250
      MFS Growth With Income........    23       69      119       255
      MFS Utilities.................    22       69      118       254
      MFS Total Return..............    22       69      118       254
      Oppenheimer Aggressive
        Growth......................    20       62      107       231
      Oppenheimer Global
        Securities..................    20       63      108       233
      Oppenheimer Capital
        Appreciation................    20       63      108       234
      Oppenheimer Main Street Growth
        & Income....................    21       65      112       242
      Oppenheimer High Income.......    21       65      111       239
      Oppenheimer Strategic Bond....    21       65      112       242
      Oppenheimer Money Fund........    18       56       97       211
      Calvert Social Small Cap
        Growth......................    25       77      131       280
      Calvert Social Balanced.......    22       68      116       250
      Van Eck Worldwide Hard
        Assets......................    20       80      137       290
      Van Eck Worldwide Real
        Estate......................    28       85      145       308


OPTIONAL BENEFIT PACKAGES

    At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming selection of an optional benefit package and a 5% annual return on assets.

    3.  If the Contract is surrendered at the end of the applicable time period:


      SUB-ACCOUNT                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
      -----------                     ------  -------  -------  --------
      PIC International Equity......   $87     $134     $174      $290
      PIC Small Cap Value...........    84      126      160       260
      PIC Capital Growth............    84      126      160       260
      PIC CORE-SM- U. S. Equity.....    84      126      160       260
      PIC Growth and Income.........    84      126      160       260
      PIC Global Income.............    87      134      174       290
      Van Kampen Emerging Growth....    85      127      162       265

      SUB-ACCOUNT                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
      -----------                     ------  -------  -------  --------
      Van Kampen Enterprise.........   $82     $120     $150      $239
      Van Kampen Comstock...........    85      130      167       275
      Van Kampen Growth and
        Income......................    84      125      157       254
      Van Kampen Strategic Stock....    83      122      153       244
      Van Kampen Asset Allocation...    82      120      150       239
      MFS New Discovery.............    87      134      173       287
      MFS Emerging Growth...........    84      127      162       264
      MFS Growth....................    85      129      165       271
      MFS Research..................    85      128      163       266
      MFS Growth With Income........    85      129      165       271
      MFS Utilities.................    85      129      165       270
      MFS Total Return..............    85      129      165       270
      Oppenheimer Aggressive
        Growth......................    83      122      154       246
      Oppenheimer Global
        Securities..................    83      123      155       248
      Oppenheimer Capital
        Appreciation................    83      123      155       249
      Oppenheimer Main Street Growth
        & Income....................    84      125      159       257
      Oppenheimer High Income.......    84      125      157       254
      Oppenheimer Strategic Bond....    84      125      159       257
      Oppenheimer Money Fund........    81      117      144       226
      Calvert Social Small Cap
        Growth......................    87      136      177       294
      Calvert Social Balanced.......    85      128      163       266
      Van Eck Worldwide Hard
        Assets......................    88      139      182       305
      Van Eck Worldwide Real
        Estate......................    90      144      191       322


    4. If the Contract is not surrendered at the end of the applicable time period:


      SUB-ACCOUNT                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
      -----------                     ------  -------  -------  --------
      PIC International Equity......   $26      $80     $136      $290
      PIC Small Cap Value...........    23       71      121       260
      PIC Capital Growth............    23       71      121       260
      PIC CORE-SM- U. S. Equity.....    23       71      121       260
      PIC Growth and Income.........    23       71      121       260
      PIC Global Income.............    26       80      136       290
      Van Kampen Emerging Growth....    23       72      124       265
      Van Kampen Enterprise.........    21       65      111       239
      Van Kampen Comstock...........    24       75      129       275
      Van Kampen Growth and
        Income......................    22       69      118       254
      Van Kampen Strategic Stock....    21       66      113       244
      Van Kampen Asset Allocation...    21       65      111       239
      MFS New Discovery.............    26       79      135       287
      MFS Emerging Growth...........    23       72      123       264
      MFS Research..................    24       72      124       266
      MFS Growth....................    24       74      127       271
      MFS Growth With Income........    24       74      127       271
      MFS Utilities.................    24       74      126       270
      MFS Total Return..............    24       74      126       270
      Oppenheimer Aggressive
        Growth......................    22       67      114       246
      Oppenheimer Global
        Securities..................    22       67      115       248
      Oppenheimer Capital
        Appreciation................    22       68      116       249
      Oppenheimer Main Street Growth
        & Income....................    23       70      120       257
      Oppenheimer High Income.......    22       69      118       254
      Oppenheimer Strategic Bond....    23       70      120       257

      SUB-ACCOUNT                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
      -----------                     ------  -------  -------  --------
      Oppenheimer Money Fund........   $20      $61     $105      $226
      Calvert Social Small Cap
        Growth......................    26       81      139       294
      Calvert Social Balanced.......    24       72      124       266
      Van Eck Worldwide Hard
        Assets......................    28       84      144       305
      Van Eck Worldwide Real
        Estate......................    29       90      153       322



    The preceding Expenses and Examples are intended to assist the owner in understanding the costs and expenses that he or she will bear directly or indirectly. They reflect the expenses for the Variable Account and each Fund for the period January 1, 1999 to December 31, 1999. For a more complete description of the various costs and expenses associated with the Contract, see "Charges and Deductions" in this prospectus. For a more complete description of the management fees associated with the Contract, see the prospectuses for each of the Funds, which accompany this prospectus. In addition to the expenses listed above, premium taxes currently varying from 0 to 3.5% may be applicable in certain states.



    The Examples assume that no transfer fee or premium taxes have been assessed and that the contract maintenance fee is $30. At the anticipated average Contract value of $59,563.39, the contract maintenance fee is equivalent to 0.06%.


   THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                    SUMMARY

THE CONTRACT


WHAT IS THE PROTECTIVE VARIABLE ANNUITY II          The Protective Variable Annuity II Contract is a
CONTRACT?                                           flexible premium deferred variable and fixed annuity
                                                    contract issued by Protective Life. (See "The
                                                    Contract.") In certain states the Contract is offered
                                                    as a group contract to eligible persons.
HOW IS A CONTRACT ISSUED?                           Protective Life will issue the Contract when it
                                                    receives and accepts your complete application
                                                    information and an initial Purchase Payment. (See
                                                    "Issuance of a Contract.")
WHAT ARE THE PURCHASE PAYMENTS?                     The minimum amount which Protective Life will accept
                                                    as an initial Purchase Payment is $2,000. Initial
                                                    Purchase Payments may be made at any time prior to the
                                                    earlier of: (1) the oldest Owner's 85th birthday; or
                                                    (2) the Annuitant's 85th birthday. No Purchase Payment
                                                    will be accepted within 7 years of the Annuity
                                                    Commencement Date then in effect. The minimum
                                                    subsequent Purchase Payment we will accept is $100, or
                                                    $50 if the payment is made under our current automatic
                                                    purchase payment plan. The maximum aggregate Purchase
                                                    Payment(s) we will accept without prior administrative
                                                    office approval is $1,000,000. We reserve the right
                                                    not to accept any Purchase Payment. (See "Purchase
                                                    Payments.")
CAN I CANCEL THE CONTRACT?                          You have the right to return the Contract within a
                                                    certain number of days (which varies by state and is
                                                    never less than ten) after you receive it. The
                                                    returned Contract will be treated as if it were never
                                                    issued. Protective Life will refund the Contract Value
                                                    in states where permitted. This amount may be more or
                                                    less than the Purchase Payments. Where required, we
                                                    will refund Purchase Payments. (See "Right to
                                                    Cancel.")
CAN I TRANSFER AMOUNTS IN THE CONTRACT?             Prior to the Annuity Commencement Date, you may
                                                    request transfers from one Allocation Option to
                                                    another. No transfers may be made into a DCA Fixed
                                                    Account. At least $100 must be transferred. Protective
                                                    Life reserves the right to limit the maximum amount
                                                    that may be transferred from the Fixed Account to the
                                                    greater of (a) $2,500; or (b) 25% of the value of the
                                                    Fixed Account per Contract Year. The Company reserves
                                                    the right to charge a transfer fee of $25 for each
                                                    transfer after the 12th transfer during such Contract
                                                    Year. (See "Transfers.")
CAN I SURRENDER THE CONTRACT?                       Upon Written Notice before the Annuity Commencement
                                                    Date, you may surrender the Contract and receive its
                                                    surrender value. (See "Surrenders and Partial
                                                    Surrenders.") Surrenders may have federal and state
                                                    income tax consequences. In addition, surrenders from
                                                    Contracts issued pursuant to Section 403(b) of the
                                                    Internal Revenue Code may not be allowed in certain
                                                    circumstances. (See "Federal Tax Matters.")

IS THERE A DEATH BENEFIT?                           If any Owner dies prior to the Annuity Commencement
                                                    Date and while this Contract is in force, a death
                                                    benefit, less any applicable premium tax, will be
                                                    payable to the Beneficiary. The death benefit is
                                                    determined as of the end of the Valuation Period
                                                    during which we receive due proof of the Owner's
                                                    death. The standard death benefit will equal the
                                                    greater of: (1) the Contract Value; or (2) aggregate
                                                    Purchase Payments less aggregate amounts surrendered,
                                                    including surrender charges. Only one death benefit is
                                                    payable under this Contract, even though the Contract
                                                    may, in some circumstances, continue beyond the time
                                                    of an Owner's death. (See "Death Benefit.")
                                                    At the time of application the Owner may purchase an
                                                    optional benefit package that may provide a death
                                                    benefit which is greater than the standard death
                                                    benefit provided under the contract. (See "Optional
                                                    Benefit Packages.")
ARE THERE CHARGES AND DEDUCTIONS FROM MY            The following charges and deductions are made in
CONTRACT?                                           connection with the Contract:
    SURRENDER CHARGES.                              Full or partial surrenders are subject to a surrender
                                                    charge. The surrender charge is equal to a specified
                                                    percentage (maximum 7.0%) of the amount you surrender.
                                                    The cumulative surrender charges assessed will never
                                                    exceed 8.5% of the total Purchase Payments we accept
                                                    under this Contract. (See "Surrender Charges.")
    MORTALITY AND EXPENSE RISK CHARGE.              We will deduct a mortality and expense risk charge to
                                                    compensate us for assuming certain mortality and
                                                    expense risks. For Contracts issued with the standard
                                                    death benefit, the charge equals, on an annual basis,
                                                    1.10% of the average daily net assets of the Variable
                                                    Account value attributable to the Contracts. For
                                                    Contracts issued with an optional benefit package, the
                                                    charge equals 1.25% of such assets prior to the
                                                    Annuity Commencement Date. (See "Optional Benefit
                                                    Packages.") On and after the Annuity Commencement
                                                    Date, the charge equals 1.10% of such assets. (See
                                                    "Mortality and Expense Risk Charge.")
    ADMINISTRATION CHARGE.                          We will deduct an administration charge equal, on an
                                                    annual basis, to 0.15% of the average daily net assets
                                                    of the Variable Account value supporting the
                                                    Contracts. (See "Administration Charge.")
    CONTRACT MAINTENANCE FEE.                       Prior to the Annuity Commencement Date a contract
                                                    maintenance fee of $30 is deducted from the Contract
                                                    Value on each Contract Anniversary, and on any day
                                                    that the Contract is surrendered, if the surrender
                                                    occurs on any day other than the Contract Anniversary.
                                                    Under certain circumstances, we may waive this fee.
                                                    (See "Contract Maintenance Fee.")

    TAXES.                                          Some states impose premium taxes at rates currently
                                                    ranging up to 3.5%. If premium taxes apply to your
                                                    Contract, we will deduct them from the Purchase
                                                    Payment(s) when accepted or from the Contract Value
                                                    upon a full or partial surrender, death or
                                                    annuitization. The Company reserves the right to
                                                    impose a charge for other taxes attributable to the
                                                    Variable Account. (See "Charges and Deductions.")
    INVESTMENT MANAGEMENT FEES AND OTHER            The net assets of each Sub-Account of the Variable
    EXPENSES OF THE FUNDS.                          Account will reflect the investment management fee the
                                                    corresponding Fund incurs as well as the other
                                                    operating expenses of that Fund. For each Fund, the
                                                    investment manager receives a daily fee for its
                                                    investment management services. The management fees
                                                    are based on the average daily net assets of the Fund.
                                                    (See "Fund Expenses" and the Funds' prospectuses.)
WHAT ANNUITY OPTIONS ARE AVAILABLE?                 Currently, we apply the Contract Value, less any
                                                    applicable premium tax, to an Annuity Option on the
                                                    Annuity Commencement Date, unless you choose to
                                                    receive the surrender value in a lump sum. Annuity
                                                    Options include: payments for a certain period and
                                                    life income with or without payments for a certain
                                                    period. Some Annuity Options are available on either a
                                                    fixed or variable payment basis. (See
                                                    "Annuitization".)
IS THE CONTRACT AVAILABLE FOR QUALIFIED             We may issue the Contract for use with retirement
RETIREMENT PLANS?                                   plans that receive special federal income tax
                                                    treatment under the Internal Revenue Code such as
                                                    pension and profit sharing plans (including H.R. 10
                                                    plans), tax sheltered annuities individual retirement
                                                    accounts, and individual retirement annuities.
                                                    Contracts issued for these qualified retirement plans
                                                    are referred to as Qualified Contracts, and these
                                                    types of plans are referred to as Qualified Plans.
                                                    (See "Federal Tax Matters".)
OTHER CONTRACTS                                     We offer other types of annuity contracts and
                                                    insurance policies which also invest in the same Funds
                                                    in which your Contract invests. These other types of
                                                    contracts and policies may have different charges that
                                                    could affect the value of Sub-Accounts and may offer
                                                    different benefits than your Contract. To obtain more
                                                    information about these contracts and policies, you
                                                    may contact our administrative office in writing or by
                                                    telephone.


FEDERAL TAX STATUS


    Generally all earnings on the Investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from the Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. (See "Federal Tax Matters").

                        CONDENSED FINANCIAL INFORMATION

SUB-ACCOUNTS


    The date of inception of each of the sub-accounts is as follows:


                                     March 14, 1994 --               PIC International Equity
                                                                     PIC Small Cap Value
                                                                     PIC CORE-SM-
                                                                     U.S. Equity
                                                                     PIC Growth and Income
                                                                     PIC Global Income
                                                                     Oppenheimer Money Fund (formerly PIC Money
                                                                     Market)

                                     June 13, 1995 --                PIC Capital Growth

                                     July 1, 1997 --                 MFS Emerging Growth
                                                                     MFS Research
                                                                     MFS Growth With Income
                                                                     MFS Total Return
                                                                     Oppenheimer Aggressive Growth
                                                                     Oppenheimer Capital Appreciation
                                                                     (formerly Oppenheimer Growth)
                                                                     Oppenheimer Main Street Growth &
                                                                     Income (formerly Oppenheimer
                                                                     Growth & Income)
                                                                     Oppenheimer Strategic Bond
                                                                     Calvert Social Small Cap Growth
                                                                     Calvert Social Balanced

                                     November 5, 1998 --             MFS New Discovery
                                                                     MFS Utilities
                                                                     Oppenheimer Global Securities
                                                                     Oppenheimer High Income
                                                                     Van Eck Worldwide Hard Assets
                                                                     Van Eck Worldwide Real Estate

                                     May 1, 2000 --                  MFS Growth
                                                                     Van Kampen Emerging Growth
                                                                     Van Kampen Enterprise
                                                                     Van Kampen Comstock
                                                                     Van Kampen Growth and Income
                                                                     Van Kampen Strategic Stock
                                                                     Van Kampen Asset Allocation

ACCUMULATION UNITS



    The following tables show, for each Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the Protective Variable Annuity II Contract. We offer other variable annuity contracts with classes of Accumulation Units in each Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Protective Variable Annuity II Contract. Only the classes of Accumulation Units available in the Protective Variable Annuity II Contract are shown in the following tables.



    The Accumulation Unit values and the number of Accumulation Units outstanding are shown as of December 31 of each year listed. The Accumulation Unit values and outstanding Accumulation Units shown are for the class of Accumulation Units associated with the optional benefits package of the Protective Variable Annuity II Contract. This class of Accumulation Units has total mortality and expense risk charges and administration charges of 1.40%. The class of Accumulation Units associated with the standard death benefit of the Protective Variable Annuity II Contract has total mortality and expense risk charges and administration charges of 1.25%. No Accumulation Units of the class associated with the standard death benefit were offered on or before December 31, 1999. If both classes of Accumulation Units had been offered starting on the same date and at the same value, then the Accumulation Unit values for the class of Accumulation Units associated with the standard death benefit would be higher going forward than those associated with the optional benefits package.



    You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.



                           ACCUMULATION UNIT VALUES*



       SUB-ACCOUNT         1994   1995   1996   1997   1998   1999
       -----------         -----  -----  -----  -----  -----  -----
PIC
  International Equity...   9.48  11.18  13.12  13.51  16.07  21.06
  Small Cap Value........   8.91   9.35  11.09  14.46  12.07  11.91
  Capital Growth.........     --  10.36  12.48  16.56  22.00  27.67
  CORE-SM- U. S.
    Equity...............   9.94  13.40  16.12  20.81  25.10  30.40
  Growth and Income......   9.71  12.66  15.83  20.27  19.40  20.24
  Global Income..........   9.82  11.32  12.22  13.25  14.42  14.02
VAN KAMPEN
  Emerging Growth........     --     --     --     --     --     --
  Enterprise.............     --     --     --     --     --     --
  Comstock...............     --     --     --     --     --     --
  Growth and Income......     --     --     --     --     --     --
  Strategic Stock........     --     --     --     --     --     --
  Asset Allocation.......     --     --     --     --     --     --
MFS
  New Discovery..........     --     --     --     --  11.97  20.43
  Emerging Growth........     --     --     --  11.36  15.02  26.14
  Research...............     --     --     --  10.89  13.24  16.18
  Growth.................     --     --     --     --     --     --
  Growth With Income.....     --     --     --  11.40  13.75  14.44
  Utilities..............     --     --     --     --  10.65  13.72
  Total Return...........     --     --     --  11.10  12.29  12.47
OPPENHEIMER
  Aggressive Growth......     --     --     --  10.97  12.16  21.97
  Global Securities......     --     --     --     --  11.26  17.57
  Capital Appreciation...     --     --     --  11.22  13.72  19.13
  Main Street Growth &
    Income...............     --     --     --  11.83  12.21  14.63
  High Income............     --     --     --     --  10.51  10.79
  Money Fund.............   1.02   1.05   1.09   1.13   1.17   1.21
  Strategic Bond.........     --     --     --  10.33  10.47  10.61
CALVERT
  Social Small Cap
    Growth...............     --     --     --  11.04  10.22  12.01
  Social Balanced........     --     --     --  11.14  12.77  14.10
VAN ECK
  Worldwide Hard
    Assets...............     --     --     --     --   9.50  11.32
  Worldwide Real
    Estate...............     --     --     --     --  10.39  10.02


---------------

  *  Accumulation Unit values are rounded to the nearest whole cent.

                        ACCUMULATION UNITS OUTSTANDING**



       SUB-ACCOUNT           1994        1995        1996        1997        1998        1999
       -----------         ---------  ----------  ----------  ----------  ----------  ----------
PIC
  International Equity...  2,588,605   4,954,564   7,363,767   9,722,696  10,798,391  10,449,270
  Small Cap Value........  2,347,968   4,579,808   5,797,119   7,429,530   8,201,197   6,671,154
  Capital Growth.........         --     930,249   2,419,601   4,493,710   6,926,984   9,304,240
  CORE-SM- U. S.
    Equity...............  1,682,927   4,128,798   6,300,382   8,495,067  10,415,387  11,889,192
  Growth and Income......  4,260,743  10,012,351  13,291,398  17,539,696  19,909,590  16,852,150
  Global Income..........  1,457,712   2,438,238   3,081,317   3,677,919   4,330,727   4,417,091
VAN KAMPEN
  Emerging Growth........         --          --          --          --          --          --
  Enterprise.............         --          --          --          --          --          --
  Comstock...............         --          --          --          --          --          --
  Growth and Income......         --          --          --          --          --          --
  Strategic Stock........         --          --          --          --          --          --
  Asset Allocation.......         --          --          --          --          --          --
MFS
  New Discovery..........         --          --          --          --           0     119,735
  Emerging Growth........         --          --          --     292,318   1,102,153   2,417,374
  Research...............         --          --          --     577,212   1,987,679   3,724,827
  Growth.................         --          --          --          --          --          --
  Growth With Income.....         --          --          --     234,240   1,409,735   4,336,388
  Utilities..............         --          --          --          --           0     142,311
  Total Return...........         --          --          --     157,430   1,060,293   2,530,284
OPPENHEIMER
  Aggressive Growth......         --          --          --     238,172     931,993   1,430,515
  Global Securities......         --          --          --          --           0     255,811
  Capital Appreciation...         --          --          --     321,669   1,167,782   2,744,570
  Main Street Growth &
    Income...............         --          --          --     247,774   1,644,982   3,650,951
  High Income............         --          --          --          --           0      74,135
  Money Fund.............  3,034,056   4,273,270   5,577,080   3,151,349   4,526,291  10,833,442
  Strategic Bond.........         --          --          --     284,169   1,524,677   2,478,990
CALVERT
  Social Small Cap
    Growth...............         --          --          --      12,376      53,800      83,449
  Social Balanced........         --          --          --      94,365     481,687     908,525
VAN ECK
  Worldwide Hard
    Assets...............         --          --          --          --           0       3,459
  Worldwide Real
    Estate...............         --          --          --          --           0       5,743


---------------

 **  Accumulation Units are rounded to the nearest unit.

                    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

PROTECTIVE LIFE INSURANCE COMPANY


    The Contracts are issued by Protective Life. A Tennessee corporation founded in 1907, Protective Life provides individual life insurance, annuities, group dental insurance, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 1999, Protective Life had total assets of approximately $12.6 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $13.0 billion at December 31, 1999.


PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

    The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

    Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.


    Currently, thirty Sub-Accounts of the Variable Account are available under this Contract: PIC International Equity; PIC Small Cap Value; PIC Capital Growth; PIC CORE(sm) U.S. Equity; PIC Growth and Income; PIC Global Income; Van Kampen Emerging Growth; Van Kampen Enterprise; Van Kampen Comstock; Van Kampen Growth and Income; Van Kampen Strategic Stock; Van Kampen Asset Allocation; MFS New Discovery; MFS Emerging Growth; MFS Research; MFS Growth; MFS Growth With Income; MFS Utilities; MFS Total Return; Oppenheimer Aggressive Growth; Oppenheimer Global Securities; Oppenheimer Capital Appreciation; Oppenheimer Main Street Growth & Income; Oppenheimer High Income; Oppenheimer Strategic Bond; Oppenheimer Money Fund; Calvert Social Small Cap Growth; Calvert Social Balanced; Van Eck Worldwide Hard Assets; and Van Eck Worldwide Real Estate. Each Sub-Account invests in shares of a corresponding Fund. Therefore, the investment experience of your Contract depends on the experience of the Sub-Accounts that you select. Other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.


ADMINISTRATION

    Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

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THE FUNDS


    Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Protective Investment Company ("PIC") managed by Protective Investment Advisors, Inc., and subadvised by Goldman Sachs Asset Management or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management Inc.; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS-Registered Trademark- Variable Insurance Trust(sm) managed by MFS Investment Management; Calvert Variable Series, Inc. managed by Calvert Asset Management Company, Inc.; or Van Eck Worldwide Insurance Trust managed by Van Eck Associates Corporation. Shares of these Funds are offered only to:


   (1) the Variable Account,

   (2) other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies,

   (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and

   (4) certain qualified retirement plans.

    Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

    There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

PROTECTIVE INVESTMENT COMPANY (PIC)

INTERNATIONAL EQUITY FUND.


    This Fund seeks to provide long-term capital appreciation. This Fund will pursue its objectives by investing, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.


SMALL CAP VALUE FUND.


    This Fund seeks long-term growth of capital. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.


CAPITAL GROWTH FUND


    This Fund seeks long-term growth of capital. The Fund will pursue its objective by investing, under normal circumstances, at least 90% of its total assets in a diversified portfolio of equity securities having long-term capital appreciation potential.


CORE(SM) U.S. EQUITY FUND.


    This Fund seeks long-term growth of capital and dividend income. This Fund will pursue its objectives by investing, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index.

GROWTH AND INCOME FUND.


    This Fund seeks long-term growth of capital and growth of income. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities that the investment advisers considers to have favorable prospects for capital appreciation and/or dividend-paying ability.


GLOBAL INCOME FUND.


    This Fund seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This Fund will pursue its objectives by investing primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and entering into foreign currency transactions.


VAN KAMPEN LIFE INVESTMENT TRUST

EMERGING GROWTH PORTFOLIO.


    Seeks capital appreciation.


ENTERPRISE PORTFOLIO.


    Seeks capital appreciation through investment in securities believed by the investment adviser to have above average potential for capital appreciation.


COMSTOCK PORTFOLIO.


    Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.


GROWTH AND INCOME.


    Seeks income and long-term growth of capital and income.


STRATEGIC STOCK PORTFOLIO.


    Seeks above average total return through a combination of potential capital appreciation and dividend income consistent with the preservation of invested capital.


ASSET ALLOCATION PORTFOLIO.


    Seeks high total investment return consistent with prudent investment risk through a fully managed investment policy utilizing equity securities as well as investment grade intermediate and long-term debt securities and money market securities. Total investment return consists of current income (including dividends, interest and discount accruals) and capital appreciation or depreciation.


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)

NEW DISCOVERY SERIES.

    This Fund seeks to provide capital appreciation.

EMERGING GROWTH SERIES.

    This Fund seeks to provide long-term growth of capital.

RESEARCH SERIES.

    This Fund seeks to provide long-term growth of capital and future income.

GROWTH SERIES.

    This Fund seeks long-term growth of capital and future income rather than current income by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities of companies that the Fund's investment adviser believes offer better than average prospects for long-term growth.

GROWTH WITH INCOME SERIES.

    This Fund seeks reasonable current income and long-term growth of capital and income.

UTILITIES SERIES.

    This Fund seeks to provide capital growth and current income above that available from a portfolio invested entirely in equity securities.

TOTAL RETURN SERIES.

    This Fund seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

AGGRESSIVE GROWTH FUND/VA.


    This Fund seeks capital appreciation.


GLOBAL SECURITIES FUND/VA.

    This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth-type" companies and cyclical industries.

CAPITAL APPRECIATION FUND/VA.

    This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

MAIN STREET GROWTH & INCOME FUND/VA.


    This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies.


HIGH INCOME FUND/VA.

    This Fund seeks a high level of current income from investment in high yield fixed-income securities.


MONEY FUND/VA.



    This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. AN INVESTMENT IN THE MONEY FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


STRATEGIC BOND FUND/VA.


    This Fund seeks a high level of current income by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities and high yield securities of U.S. and foreign companies.

CALVERT VARIABLE SERIES, INC.

SOCIAL SMALL CAP GROWTH PORTFOLIO.

    This Fund seeks to provide long-term capital appreciation by investing in equity securities of companies that have small market capitalizations.

SOCIAL BALANCED PORTFOLIO.


    This Fund seeks to achieve a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds, and money market instruments that offer income and capital growth opportunity and that satisfy the investment and social criteria.


VAN ECK WORLDWIDE INSURANCE TRUST

WORLDWIDE HARD ASSETS FUND.

    This Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities". Hard Asset Securities are the stocks, bonds and other securities of companies that derive at least 50% of gross revenue or profit from the exploration, development, production or distribution of (together "Hard Assets"):

           (i)  precious metals;

           (ii)  natural resources;

           (iii) real estate; and

           (iv)  commodities.

WORLDWIDE REAL ESTATE FUND.

    This Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.


    THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED. MORE DETAILED INFORMATION CONCERNING THE INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE FUNDS, THE EXPENSES OF THE FUNDS, THE RISKS ATTENDANT TO INVESTING IN THE FUNDS AND OTHER ASPECTS OF THEIR OPERATIONS CAN BE FOUND IN THE CURRENT PROSPECTUSES FOR THE FUNDS, WHICH ACCOMPANY THIS PROSPECTUS, AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR TRANSFERS AMONG THE SUB-ACCOUNTS.


    Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

OTHER INFORMATION ABOUT THE FUNDS

    Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.


    Protective Life has entered into agreements with the investment managers or advisers of the Funds pursuant to which each such investment manager or adviser pays Protective Life a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of Protective Life and its affiliates) in the Funds managed by that manager or adviser. These fees are in consideration for administrative services provided to the Funds by Protective Life and its affiliates. Payments of fees under these agreements by managers or advisers do not increase the fees or expenses paid by the Funds or their shareholders.


OTHER INVESTORS IN THE FUNDS

    PIC currently sells shares of its Funds only to Protective Life as the underlying investment for the Variable Account as well as for variable life insurance contracts issued through Protective Life, and to Protective Life Annuity and Insurance Company (formerly American Foundation Life Insurance Company) a Protective Life affiliate, as the underlying investment for variable annuity contracts issued by Protective Life and Annuity Insurance Company. PIC may in the future sell shares of its Funds to other separate accounts of Protective Life or its life insurance company affiliates supporting other variable annuity contracts or variable life insurance policies. In addition, upon obtaining regulatory approval, PIC may sell shares to certain retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986. Protective Life currently does not foresee any disadvantages to Owners that would arise from the possible sale of shares to support its variable annuity and variable life insurance policies or those of its affiliates or from the possible sale of shares to such retirement plans. However, the board of directors of PIC will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if such shares were also offered to support variable annuity policies other than the Contracts or variable life insurance policies or to retirement plans. In event of such a conflict, the board of directors would determine what action, if any, should be taken in response to the conflict. In addition, if Protective Life believes that PIC's response to any such conflicts insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Account's investment in the Fund. (See the PIC Prospectus for more detail.)

    Shares of the Van Kampen Life Investment Trust, the MFS-Registered Trademark- Variable Insurance Trust(sm), Oppenheimer Variable Account Funds, Calvert Variable Series, Inc. and Van Eck Worldwide Insurance Trust are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. As is the case with PIC, the boards of directors (or trustees) of the Van Kampen Life Investment Trust, the MFS-Registered Trademark- Variable Insurance Trust(sm), Oppenheimer Variable Account Funds, Calvert Variable Series, Inc. and Van Eck Worldwide Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

    Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

    Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine.

    If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

                          DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.

THE CONTRACT


    The Protective Variable Annuity II Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group contract, you will receive a certificate evidencing your ownership interest in the group contract. Otherwise, you will receive an individual Contract.


    You may purchase the Contract on a non-qualified basis. You may also purchase it for use with certain qualified retirement plans that receive special federal income tax treatment under the Internal Revenue Code, such as pension and profit sharing plans (including H.R. 10 Plans), tax sheltered annuity plans, individual retirement accounts, and individual retirement annuities.

    You may wish to consult a qualified tax and/or financial adviser regarding the use of the Contract within a qualfiied plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many such plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. You should carefully consider these benefits and features in relation to their costs as they apply to your particular situation.

PARTIES TO THE CONTRACT

OWNER.

    The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term "Owner" refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner means both Joint Owners acting together. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. Protective Life will only issue a Contract prior to each Owner's 85th birthday.

    The Owner of this Contract may be changed by Written Notice provided:

       (1) each new Owner's 85th birthday is after the Effective Date; and

       (2) each new Owner's 90th birthday is on or after the Annuity Commencement Date.

    For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the death benefit option selected. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.")


BENEFICIARY.

    The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

        PRIMARY -- The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

        CONTINGENT -- The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

    If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

    Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

ANNUITANT.

    The Annuitant is the person on whose life annuity income payments may be based. The Owner is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 85th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise.

    The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed. The new Annuitant's 90th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

PAYEE.

    The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

ISSUANCE OF A CONTRACT

    To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life, who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $2,000. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code.

    If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase

Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days.

    You may transmit information necessary to complete an application to the Company by telephone, facsimile, or electronic media.

PURCHASE PAYMENTS


    We will only accept initial Purchase Payments prior to the earlier of the oldest Owner's 85th birthday, or the Annuitant's 85th birthday. No Purchase Payment will be accepted within 7 years of the Annuity Commencement Date then in effect. The minimum subsequent Purchase Payment we will accept is $100. We reserve the right not to accept any Purchase Payment.


    Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior administrative office approval. This amount is currently $1,000,000.


    Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan. (See "Allocation of Purchase Payments".)


RIGHT TO CANCEL


    You have the right to return the Contract within a certain number of days after you receive it by returning it to our administrative office or the sales representative who sold it along with a written cancellation request. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. Where required, we will refund the Purchase Payment.


ALLOCATION OF PURCHASE PAYMENTS


    The allocation of your Purchase Payment among the Allocation Options you have selected will be at the next price determined after we receive your Purchase Payment. Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. The Fixed Account is not available in the states of Washington, Maryland, Massachusetts, or South Carolina.



    If your allocation instructions are indicated by percentages, whole percentages must be used. Subsequent Purchase Payments made through the automatic purchase payment plan may not be allocated to any DCA Fixed Account. Subsequent Purchase Payments will not be allocated to a DCA Fixed Account if, on the day we receive the Purchase Payment, the value of that DCA Fixed Account is greater than $0.


    For Individual Retirement Annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) to the

Oppenheimer Money Fund Sub-Account until the expiration of the number of days in the free look period starting from the date we mail the Contract from our administrative office. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.


    Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, automated telephone system or via the internet at www.ipd1.protective.com. For non-written instructions regarding allocations, we will require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.


VARIABLE ACCOUNT VALUE

SUB-ACCOUNT VALUE.

    A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.


    The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the appropriate class of Accumulation Units in that Sub-Account on that day. (See "Determination of Accumulation Units" and "Determination of Accumulation Unit Value.") The class of Accumulation Units attributable to a Contract depends on the benefits package chosen by the Owner. (See "Condensed Financial Information, Accumulation Units.")


DETERMINATION OF ACCUMULATION UNITS.


    Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.


    Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

   - surrenders and applicable surrender charges;

   - partial surrenders and applicable surrender charges;

   - partial automatic withdrawals;

   - transfer from a Sub-Account and any applicable transfer fee;

   - payment of a death benefit claim;

   - application of the Contract Value to an Annuity Option; and

   - deduction of the annual contract maintenance fee.


Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event.


DETERMINATION OF ACCUMULATION UNIT VALUE.


    The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.


NET INVESTMENT FACTOR.

    The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

   (1) is the result of:

         a. the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

         b. the per share amount of any dividend or capital gain distributions the Fund makes to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         c. a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the Sub-Account.

    (2) is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.

    (3) is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period.

TRANSFERS

    Prior to the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate.

    You must transfer at least $100, or if less, the entire amount in the Allocation Option each time you make a transfer. If after the transfer, the Contract Value remaining in any Allocation Option from which a transfer is made would be less than $100, then we may transfer the entire Contract Value in that Allocation Option instead of the requested amount. We reserve the right to limit the number of transfers to no more than 12 per Contract Year. For each additional transfer over 12 during each Contract Year, we reserve the right to charge a Transfer Fee which will not exceed $25. The Transfer Fee, if any, will be deducted from the amount being transferred. (See "Charges and Deductions -- Transfer Fee".)

    Transfers involving a Guaranteed Account are subject to additional restrictions. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of:

       (1) $2,500; or

       (2) 25% of the Contract Value in the Fixed Account value.

    Transfers into any DCA Fixed Account are not permitted.


    Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, automated telephone system or via the Internet at www.ipd1.protective.com. From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written requests and facsimile transmitted requests for such transfers. We will require a form of personal identification prior to acting on non-written requests and facsimile transmitted requests and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.


    After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account or any Sub-Account.

RESERVATION OF RIGHTS.


    We reserve the right to limit amounts transferred into or out of any account within the Guaranteed Account. We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions and facsimile transmitted instructions) without prior notice for any Contract or class of Contracts at any time for any reason. We also reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests transfers during a single Valuation Period on behalf of the Owners of two or more Contracts.


DOLLAR COST AVERAGING.

    Prior to the Annuity Commencement Date, you may instruct us by Written Notice to systematically and automatically transfer, on a monthly or quarterly basis, amounts from a DCA Fixed Account (or any other Allocation Option) to any Allocation Option, except that no transfers may be made into a DCA Fixed Account. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

    You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.


    The DCA Fixed Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account prior to allocating a Purchase Payment to that DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the number and frequency of the dollar cost averaging transfers, and the Allocation Option(s) into which the transfers are to be made.


    Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.


    The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made.

Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Fixed Account. In states where the Fixed Account is not available, we will transfer the remaining amount to the Oppenheimer Money Fund Sub-Account. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).


    There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

PORTFOLIO REBALANCING.

    Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. You may not transfer any Contract Value to or from the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

    You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

    There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDER.

    At any time before the Annuity Commencement Date, you may request a surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request by Written Notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time. Partial and full surrenders from Contracts issued as tax sheltered annuities are prohibited in certain circumstances. (See "Federal Tax Matters.") A surrender may have federal and state income tax consequences. (See "Taxation of Partial and Full Surrenders".) A surrender value may be available under certain Annuity Options. (See "Annuitization".) In accordance with SEC regulations, surrenders and partial surrenders are generally payable within 7 calendar days of our receiving Written Notice of your request. (See "Suspension or Delay in Payments".)

SURRENDER VALUE.

    The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice requesting surrender and your Contract at our administrative office.

PARTIAL SURRENDER.


    At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $2,000. If surrendering more than $50,000, you must request the partial surrender by Written Notice. We will withdraw the amount requested from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge.



    You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.


    A partial surrender may have federal and state income tax consequences. (See "Taxation of Partial and Full Surrenders".)

CANCELLATION OF ACCUMULATION UNITS.

    Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

SURRENDER AND PARTIAL SURRENDER RESTRICTIONS.

    The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN TYPES OF CONTRACTS.

    There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

        (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

        (ii) earnings on those contributions; and

       (iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

    Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

    In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

PARTIAL AUTOMATIC WITHDRAWALS.

    Currently, the Company offers a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:

       (1) made an initial Purchase Payment of at least $5,000; or

       (2) a Contract Value as of the previous Contract Anniversary equal to $5,000.

    The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

    When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value and will be made only by an electronic fund transfer. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.


    If any partial automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. The partial automatic withdrawal plan will also terminate in the event that a non-automated partial surrender is made from a Contract participating in the plan, except in the case of a partial surrender taken as a minimum required distribution from a Qualified Plan. (See "Qualified Retirement Plans".) Upon notification of the death of any Owner, we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.


    There is no charge for the partial automatic withdrawal plan. We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.

                             THE GUARANTEED ACCOUNT

    The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

    The Guaranteed Account currently includes the Fixed Account and two DCA Fixed Accounts. The Fixed Account and the DCA Fixed Accounts are part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. Since the Fixed Account and the DCA Fixed Accounts are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

    The Fixed Account is not available in the states of Washington, Maryland, Massachusetts or South Carolina.


    In states where the Fixed Account and DCA Fixed Accounts are available, you may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to an account within the Guaranteed Account, except that transfers may not be made into any DCA Fixed Account, and Purchase Payments may not be allocated to any DCA Fixed Account when that DCA Fixed Account value is greater than $0. All previously allocated funds must be transferred out of a DCA Fixed Account prior to allocating a subsequent Purchase Payment to that DCA Fixed Account. Amounts allocated or transferred to an account within the Guaranteed Account earn interest from the date the funds are credited to the account.

    The interest rate we apply to Purchase Payments and transfers into the Fixed Account is guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments or transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.


    DCA Fixed Accounts are designed to systematically transfer amounts to other Allocation Options over a designated period. (See "Transfers, Dollar Cost Averaging.") The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which transfers are allowed from that DCA Fixed Account.


    From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

GUARANTEED ACCOUNT VALUE.

    Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

       (1) Purchase Payments allocated to the Guaranteed Account; plus

       (2) amounts transferred into the Guaranteed Account; plus

       (3) interest credited to the Guaranteed Account; minus


       (4) amounts transferred out of the Guaranteed Account, including any applicable transfer fee; minus


       (5) the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax and surrender charges; minus


       (6) fees deducted from the Guaranteed Account.


    For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

                                 DEATH BENEFIT


    If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

    The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:



       (1) the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or,


       (2) the entire interest must be distributed within 5 years of the Owner's death.


If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.



    If the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner's spouse's 85th birthday is after the Effective Date and the 90th birthday is after the Annuity Commencement Date then in effect. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.



    If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.


    The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section72(s) of the Internal Revenue Code. We reserve the right to endorse this Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

STANDARD DEATH BENEFIT

    The standard death benefit will equal the greater of:

       (1) the Contract Value; or

       (2) aggregate Purchase Payments less aggregate amounts surrendered, including associated surrender charges.

OPTIONAL BENEFIT PACKAGES


    At the time of application, the Owner may purchase an optional benefit package that may provide a death benefit which is greater than the standard death benefit provided under the Contract and a waiver of surrender charges under certain circumstances. A death benefit available under an optional benefit package must be distributed according to the rules in the "Death Benefit" section above. See "Charges and Deductions, Surrender Charges" for a discussion of the waiver of surrender charges.



    Currently, two optional benefit packages are available. If you purchase one of these packages, the mortality and expense risk expense charge will increase by 0.15% to 1.25%, for total mortality and expense risk and administration charges of 1.40%. (See "Charges and Deductions".) Once you select an optional benefit package, you may not cancel or change the option. If any Owner is not a natural person, we will treat references to the Owner's birthday as references to the Annuitant's birthday.



    For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of whether the standard or optional death benefit was selected.


    Refer to Appendix A for an example of the calculation of each death benefit.

ANNUAL RESET DEATH BENEFIT PACKAGE.


    We will determine an annual reset anniversary value, for each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each annual reset anniversary value is equal to the sum of:


       - the Contract Value on that Contract Anniversary; plus

       - all Purchase Payments since that Contract Anniversary;


       - minus all amounts surrendered, including associated surrender charges, since that Contract Anniversary.


    The death benefit will equal the greatest of:

       (1) the Contract Value; or


       (2) aggregate Purchase Payments less aggregate surrenders, including associated surrender charges; or


       (3) the greatest annual reset anniversary value attained.

COMPOUND AND 3-YEAR RESET DEATH BENEFIT PACKAGE (NOT AVAILABLE IN THE STATE OF WASHINGTON).

    We will determine a compound anniversary value on the most recent Contract Anniversary before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death.

        The compound anniversary value is equal to the sum of:


        (a) the accumulation to the Contract Anniversary of all Purchase Payments prior to that Contract Anniversary, minus the accumulation of amounts surrendered, including associated surrender charges, prior to that Contract Anniversary; plus,



        (b) any Purchase Payments on or since that Contract Anniversary, minus any amounts surrendered, including associated surrender charges, on or since that Contract Anniversary.


    If the Effective Date is before the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 4.00%. If the Effective Date is on or after the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 3.00%.


    We will determine a 3-year reset anniversary value for every 3rd Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each 3-year reset anniversary value is equal the sum of:


       - the Contract Value on that Contract Anniversary;

       - plus all Purchase Payments since that Contract Anniversary;


       - minus all amounts surrendered, including associated surrender charges, since that Contract Anniversary.


    The death benefit will equal the greatest of:

       (1) the Contract Value; or


       (2) aggregate Purchase Payments less aggregate surrenders, including associated surrender charges; or


       (3) the compound anniversary value; or

       (4) the greatest 3-year reset anniversary value attained.

    Refer to Appendix A for an example of the calculation of each death benefit.

                        SUSPENSION OR DELAY IN PAYMENTS


    Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:


       (1) when the New York Stock Exchange is closed; or

       (2) when trading on the New York Stock Exchange is restricted; or

       (3) when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

       (4) when the SEC, by order, so permits for the protection of security holders.


    We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.


                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

GENERAL


    We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you make a full or partial surrender before the Annuity Commencement Date or, if you elected early annuitization, when you surrender your Contract for its commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See "Annuitization, Annuity Commencement Date."). We do not apply the surrender charge to the payment of a death benefit.



    In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.


FREE WITHDRAWAL AMOUNT

    Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 15% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 15% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 15% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year are treated as surrenders. Withdrawals, including withdrawals of the free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59 1/2. (See "Taxation of Annuities in General, Taxation of Partial and Full Surrenders.")

DETERMINING THE SURRENDER CHARGE.


    We calculate the surrender charge by first allocating surrendered Contract Value in excess of any free withdrawal amount to Purchase Payments or portions of Purchase Payments not previously assessed with a surrender charge on a "first-in, first-out" (FIFO) basis. We then allocate any remaining surrendered Contract Value pro-rata to these Purchase Payments. The surrender charge is the total of each of the allocated amounts of surrendered Contract Value multiplied by its applicable surrender charge percentage, as shown below. If the surrendered Contract Value exceeds any free withdrawal amount and if no surrendered Contract Value was allocated to Purchase Payments, we determine the surrender charge on the surrendered Contract Value by applying the surrender charge percentage associated with the most recent Purchase Payment we accepted.


                                                     SURRENDER
                                                     CHARGE AS
NUMBER OF FULL YEARS ELAPSED BETWEEN                PERCENTAGE
THE DATE PURCHASE PAYMENT WAS ACCEPTED               OF AMOUNT
AND THE DATE OF SURRENDER                           SURRENDERED
--------------------------------------              -----------
0.................................................        7.0%
1.................................................        6.0%
2.................................................        6.0%
3.................................................        5.0%
4.................................................        4.0%
5.................................................        3.0%
6.................................................        2.0%
7+................................................          0%


    The cumulative surrender charges assessed will never exceed 8.5% of the total Purchase Payments we have accepted under this Contract. Refer to Appendix B for an example of how the surrender charge is calculated.


REDUCTION OR ELIMINATION OF SURRENDER CHARGE.

    We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. We will determine the entitlement to such a reduction in surrender charge.


    We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "Qualified Retirement Plans".) During any Contract Year, the total amount of such partial surrenders will reduce the free withdrawal amount available on any subsequent partial surrender.


WAIVER OF SURRENDER CHARGES.

    If you select an optional benefit package we will waive any applicable surrender charge if, at any time after the first Contract Year:

   (1) you are first diagnosed as having a terminal illness by a physician that is not related to you or the Annuitant; or,

   (2) you enter, for a period of at least ninety (90) days, a facility which is both

         (a) licensed by the state; and

         (b) qualified as a skilled nursing home facility under Medicare or Medicaid.

    For Contracts purchased in the State of Texas, we will also waive surrender charges on these conditions during the first Contract Year.

    The term "terminal illness" means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in less than 12 months. A "physician" is a medical doctor licensed by a state's Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof of a terminal illness satisfactory to the Company. The Company reserves the right to require an examination by a physician of its choice.

    Once we have granted the waiver of surrender charges, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments.


    If any Owner is not an individual, the waiver of surrender charge provisions will apply to the Annuitant.


SUSPENSION OF BENEFITS.

    For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision above.

MORTALITY AND EXPENSE RISK CHARGE

    To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. Prior to the Annuity Commencement Date, for Contracts issued with the standard death benefit the charge is equal, on an annual basis, to 1.10% of the average daily net assets of the Variable Account attributable to such Contracts. If you select one of the optional benefit packages, the mortality and expense risk expense charge will increase by 0.15% for a total mortality and expense risk charge of 1.25% of the average annual daily net assets of the Variable Account attributable to your Contract. (See "Optional Benefit Packages".) On, and after the Annuity Commencement Date, the mortality and expense risk charge is equal to 1.10% of the average annual daily net assets of the Variable Account attributable to a Contract. We deduct the mortality and expense charge only from the Variable Account.


    The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as an amount received through a partial surrender for tax purposes. (See "Federal Tax Matters.") WE MAY INCUR A PROFIT OR A LOSS FROM THE MORTALITY AND EXPENSE RISK CHARGE. ANY PROFIT MAY BE USED TO FINANCE DISTRIBUTION EXPENSES.


ADMINISTRATION CHARGES

    We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of the Variable Account attributable to such Contracts. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

TRANSFER FEE

    Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

CONTRACT MAINTENANCE FEE

    Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $30 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the

Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

FUND EXPENSES

    The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. (See the prospectuses for the Funds, which accompany this Prospectus.)

PREMIUM TAXES

    Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

OTHER TAXES

    Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

                                 ANNUITIZATION

ANNUITY COMMENCEMENT DATE


    On the Effective Date, the Annuity Commencement Date is the later of (1) the oldest Owner's or Annuitant's 90th birthday or (2) the 10th Contract Anniversary. The Owner may change the Annuity Commencement Date by Written Notice. The proposed Annuity Commencement Date must be at least 30 days after the date the written request is received by the Company and at least 7 years after the most recent Purchase Payment. The new Annuity Commencement Date may be any date before or on the Owner's or Annuitant's 90th birthday and may not be later than that date unless approved by Protective Life. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (E.G., past age 85), may in certain circumstances have adverse income tax consequences. (See "Federal Tax Matters".) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.


    On the Annuity Commencement Date, we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.


EARLY ANNUITIZATION.



    At any time after the second Contract Anniversary, we will permit you to elect the immediate annuitization of your Contract under certain Annuity Options. To elect this early annuitization, you must make your election by Written Notice, and you must select an Annuity Option providing either (i) life income with or without a certain period, or (ii) payments for a certain period of at least 10 years. We will not accept an early annuitization election if you select payments for a certain period of less than 10 years. Once we accept your early annuitization election, we will change the Annuity Commencement Date to the date on which we accepted the election, and we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment.



    We will waive any surrender charges that may otherwise apply on the date we accept your election of early annuitization. However, surrender charges will apply if, after your early annuitization election, you surrender your Contract for its commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. In this case, the surrender charge will be determined without regard to any free withdrawal amount that may have otherwise been available. (See "Charges and Deductions, Surrender Charge.")



    We reserve the right to modify, limit, suspend or eliminate the early annuitization privilege without prior notice for any Contract or class of Contracts at any time for any reason.


FIXED INCOME PAYMENTS

    Fixed income payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

VARIABLE INCOME PAYMENTS

    Variable income payments are periodic payments from the Company to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments.

ANNUITY UNITS.


    On the Annuity Commencement Date, we will apply the Contract Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.



DETERMINING THE AMOUNT OF VARIABLE INCOME PAYMENTS.


    We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

    We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

    The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

    (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

    (b) is the Annuity Unit value for the preceding Valuation Period; and

    (c) is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

    The AIR is equal to 5%.

    IF THE NET INVESTMENT RETURN OF THE SUB-ACCOUNT FOR A VARIABLE INCOME PAYMENT PERIOD IS EQUAL TO THE AIR DURING THAT PERIOD, THE VARIABLE INCOME PAYMENT ATTRIBUTABLE TO THAT SUB-ACCOUNT FOR THAT PERIOD WILL EQUAL THE PAYMENT FOR THE PRIOR PERIOD. TO THE EXTENT THAT SUCH NET INVESTMENT RETURN EXCEEDS THE AIR FOR THAT PERIOD, THE PAYMENT FOR THAT PERIOD WILL BE GREATER THAN THE PAYMENT FOR THE PRIOR PERIOD; TO THE EXTENT THAT SUCH NET INVESTMENT RETURN FALLS SHORT OF THE AIR FOR THAT PERIOD, THE PAYMENT FOR THAT PERIOD WILL BE LESS THAN THE PAYMENT FOR THE PRIOR PERIOD.

    Refer to Appendix C for an explanation of the variable annuitization calculation.

EXCHANGE OF ANNUITY UNITS.

    After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

ANNUITY OPTIONS.

    You may select an Annuity Option, or change your selection by Written Notice the Company receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of Annuity Option less than 30 days before the Annuity Commencement Date. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Contract Value to Option B -- Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

    You may select from among the following Annuity Options:

   OPTION A -- PAYMENTS FOR A CERTAIN PERIOD:


         We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant. The Contract may be surrendered for its commuted value while variable income payments under Option A are being made but fixed income payments under this option may not be surrendered.


   OPTION B -- LIFE INCOME WITH OR WITHOUT A CERTAIN PERIOD:


         Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. IF NO CERTAIN PERIOD IS SELECTED, PAYMENTS WILL STOP UPON THE DEATH OF THE ANNUITANT(S), NO MATTER HOW FEW OR HOW MANY PAYMENTS HAVE BEEN MADE. The Contract may not be surrendered while variable income payments under Option B are being made regardless of whether fixed or variable income payments are selected.


   ADDITIONAL OPTION:

         You may use the Contract Value, less applicable premium tax, to purchase any annuity contract that we offer on the date you elect this option.

MINIMUM AMOUNTS

    If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

DEATH OF ANNUITANT OR OWNER AFTER ANNUITY COMMENCEMENT DATE


    In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.


                            YIELDS AND TOTAL RETURNS

    From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORIC RESULTS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. More detailed information about the calculation of performance information appears in the Statement of Additional Information.

    Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

YIELDS

    The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

TOTAL RETURNS


    The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.



    Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes).


    When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.


    Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS


    In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.


    Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

    Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

PERFORMANCE COMPARISONS

    Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

    Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

OTHER MATTERS

    Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

    All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

                              FEDERAL TAX MATTERS

INTRODUCTION

    The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

    This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, PROTECTIVE LIFE MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

THE COMPANY'S TAX STATUS

    Protective Life is taxed as a life insurance company under the Internal Revenue Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

                        TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

       (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

       (2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

       (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

DIVERSIFICATION REQUIREMENTS.

    The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contact. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Internal Revenue Code and Treasury Department regulations.

OWNERSHIP TREATMENT.

    In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that the IRS would issue guidance by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, the IRS has not issued any such guidance.

    The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

NONNATURAL OWNER.

    As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

    In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

       (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;

       (2) certain Qualified Contracts;

       (3) Contracts purchased by employers upon the termination of certain Qualified Plans;

       (4) certain Contracts used in connection with structured settlement agreements; and

       (5) Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DELAYED ANNUITY COMMENCEMENT DATES.

    If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (E.G., past age
85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

    The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

TAXATION OF PARTIAL AND FULL SURRENDERS

    In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not included in income. Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers".)

    Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to Surrender Charges if you have a terminal illness or enter, for a period of at leaast 90 days, certain nursing home facilities. However, such distributions will be treated as surrenders for federal income tax purposes.


    The Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments or the Contract Value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender of the Contract.

TAXATION OF ANNUITY PAYMENTS


    Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the Contract" (defined above) you allocate to the variable Annuity Option, adjusted for any period certain or refund feature, when payments begin divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).


    Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

    There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. You should consult a tax advisor in those situations.

    Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Income Withholding".) In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See "Direct Rollovers".)

TAXATION OF DEATH BENEFIT PROCEEDS

    Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

       (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

       (2) if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

    After the Annuity Commencement Date, where a guaranteed period exists under an Annuity Option, and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

       (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

       (2) if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

    Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding".) In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers".)

ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS

    Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will increase to reflect the increase in the transferor's income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

    Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

        (a) received on or after the Owner reaches age 59 1/2;

        (b) attributable to the Owner's becoming disabled (as defined in the tax law);

        (c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

        (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated Beneficiary (as defined in the tax law); or

        (e) made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

AGGREGATION OF CONTRACTS


    In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement
Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.


LOSS OF INTEREST DEDUCTION WHERE CONTRACT IS HELD BY OR FOR THE BENEFIT OF CERTAIN NONNATURAL PERSONS


    In the case of Contracts issued after June 8, 1997 to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

                           QUALIFIED RETIREMENT PLANS

IN GENERAL


    The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Internal Revenue Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. THOSE WHO INTEND TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD SEEK COMPETENT ADVICE.



    The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, both the amount of the contribution that you may make, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans and vary with the type of plan. Also, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Similarly, loans from Qualified Contracts, where available, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising any loan privileges that are available.) Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.



    If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant must be the same individual. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act ("ERISA"), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.


    In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Internal Revenue Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

    There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

        (a) received on or after the Owner reaches age 59 1/2;

       (b) received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

        (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).


    These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.


    When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

    Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES.

    Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as IRAs. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

    However, you may not use the Contract in connection with an "Education IRA" under Section 530 of the Internal Revenue Code, a "Simplified Employee Pension" under Section 408(k) of the Internal Revenue Code, or a "Simple IRA" under
Section 408(p) of the Internal Revenue Code.

    IRAs generally may not invest in life insurance contracts, but an annuity contract that is purchased by, or used as, an IRA may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Owners of the Contract may purchase an optional benefit package which provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH IRAS.

    Section 408A of the Internal Revenue Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

    A qualifed distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Internal Revenue Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. The state tax treatment of a Roth IRA may differ from federal tax treatment of a Roth IRA.


    As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the Contract's optional death benefit for purposes of the tax rules governing IRAs (which include Roth
IRAs).

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS.


    Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. If the Owner of the Contract purchases an optional death benefit package, the death benefit in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants.


SECTION 403
(b) POLICIES.

    Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of Internal Revenue the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) Policy" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts. In particular, purchasers and their advisers should consider that the optional benefit packages under the Contract provide a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible the IRS could characterize the death benefit as an "incidental death benefit". If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy. Even if the IRS characterized the death benefit under the Contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her Section 403(b) Policy.

    Section 403(b) Policies contain restrictions on withdrawals of:

        (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

        (ii) earnings on those contributions; and

       (iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.


    These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) Policy or into a Section 403(b)(7) custodial account.)


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS.


    Section 457 of the Internal Revenue Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

DIRECT ROLLOVERS

    If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a
Section 403(b) Policy, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Internal Revenue Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Internal Revenue Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

    Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

                         FEDERAL INCOME TAX WITHHOLDING

    Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                GENERAL MATTERS

THE CONTRACT

    The Contract and its attachments, including the copy of your application and any endorsements, riders and amendments, constitute the entire agreement between you and us. All statements in the application shall be considered representations and not warranties. The terms and provisions of this Contract are to be interpreted in accordance with the Internal Revenue Code and applicable regulations.

ERROR IN AGE OR GENDER

    When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

    If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

INCONTESTABILITY

    We will not contest the Contract.

NON-PARTICIPATION

    The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

ASSIGNMENT

    You have the right to assign the Contract if it is a non-qualified contract. We do not assume responsibility for the assignment. Any claim made under an assignment is subject to proof of the nature and extent of the assignee's interest prior to payment by us. Assignments have federal income tax consequences. (See "Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

NOTICE

    All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

MODIFICATION

    No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Internal Revenue Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

REPORTS

    At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

SETTLEMENT

    Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

RECEIPT OF PAYMENT

    If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

PROTECTION OF PROCEEDS

    To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

MINIMUM VALUES

    The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

APPLICATION OF LAW

    The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Internal Revenue Code and with applicable regulations.

NO DEFAULT

    The Contract will not be in default if subsequent Purchase Payments are not made.

                         DISTRIBUTION OF THE CONTRACTS


    Protective Life reserves the right to stop offering the Contracts at any time. Investment Distributors, Inc. serves as principal underwriter (as defined in the 1940 Act) for the Contracts. Investment Distributors, Inc. has agreed to use its best efforts to sell the Contracts. Investment Distributors, Inc. is a wholly-owned subsidiary of PLC and has the same address as Protective Life. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Protective Life's Contracts and who are also registered representatives of broker/dealers having a distribution agreement with Investment Distributors, Inc. or broker/dealers having a distribution agreement with such broker/dealer. Investment Distributors, Inc. is an affiliate of Protective Life Insurance Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer. Investment Distributors, Inc. is a member of the National Association of Securities Dealers, Inc. The maximum commission Protective Life will pay is 7% of the Purchase Payments for the sale of a Contract, not including subsequent asset-based commissions.


INQUIRIES

    You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.


                      YEAR 2000 COMPUTER COMPLIANCE ISSUES



    As of March 31, 2000, Protective Life has had no Year 2000 issues which have impaired its operations. Although Protective believes it has made all of the modifications necessary for its systems to process transactions dated beyond 1999, it is possible that Year 2000 issues involving Protective Life or its service providers may emerge during 2000. Therefore, there can be no assurances that the Year 2000 issue will not otherwise adversely affect Protective.



    Should some of Protective Life's systems become unavailable due to Year 2000 problems, in a reasonably likely worst case scenario, Protective could experience delays in its ability to perform certain functions, but we do not expect an inability to perform critical functions or to otherwise conduct business. However, other worst case scenarios could have an adverse effect on Protective and its operations.


                                      IMSA

    Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                               LEGAL PROCEEDINGS

    There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. Protective Life is involved in pending and threatened proceedings in which claims for monetary damages or penalties may be asserted. Management, after consultation with legal counsel, does not believe that such proceedings are material, nor does it anticipate the ultimate liability arising from any such proceeding would be material, to Protective Life in relation to its total assets. Such proceedings are not related to the Variable Account.

                                 VOTING RIGHTS

    In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

    The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

    The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

    Shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

    Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Fund.

                              FINANCIAL STATEMENTS


    The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 1999 and 1998 and the related statements of operations and changes in net assets for the years ended
December 31, 1999 and 1998 as well as the Report of Independent Accountants are contained in the Statement of Additional Information.



    The audited consolidated balance sheets for Protective Life as of December 31, 1999 and 1998 and the related consolidated statements of income, share-owner's equity, and cash flows for the three years ended December 31, 1999 and the related financial statement schedules as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
  CALCULATION OF YIELDS AND TOTAL RETURNS.....................  3
    Oppenheimer Money Fund Sub-Account Yield..................  3
    Other Sub-Account Yields..................................  4
    Total Returns.............................................  5
    Effect of the Contract Maintenance Fee on Performance
      Data....................................................  6
  SAFEKEEPING OF ACCOUNT ASSETS...............................  6
  STATE REGULATION............................................  7
  RECORDS AND REPORTS.........................................  7
  LEGAL MATTERS...............................................  7
  EXPERTS.....................................................  7
  OTHER INFORMATION...........................................  7
  FINANCIAL STATEMENTS........................................  7

                                                                      APPENDIX A

EXAMPLE OF DEATH BENEFIT CALCULATIONS

    Assume an Owner is 55 on the Effective Date, 1/1/yy. The following transactions occur prior to the Owner's death on 7/1(yy+5) when the Contract Value is $185,000. For purposes of this example, also assume that proof of death was provided immediately, and no premium tax is applicable.

DATE           TRANSACTION      AMOUNT
----           -----------      ------
1/1/yy       Purchase Payment  $100,000
             Partial
4/1/(yy+2)   Surrender         $ 25,000
10/1(yy+4)   Purchase Payment  $ 80,000

    The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges (except any charge for premium taxes), including Fund expenses and Variable Account expenses and charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

ANNIVERSARY DATE  CONTRACT VALUE
----------------  --------------
 1/1(yy+1)           $120,000
 1/1(yy+2)           $130,000
 1/1(yy+3)           $105,000
 1/1(yy+4)           $110,000
 1/1(yy+5)           $180,000

STANDARD DEATH BENEFIT

    Under the Standard Death Benefit, the death benefit payable is the greater of:

   (1) Contract Value of $185,000 or,

   (2) aggregate Purchase Payments less aggregate surrenders, or $180,000 less $25,000 equals $155,000.

    The death benefit payable is then $185,000.

ANNUAL RESET DEATH BENEFIT OPTION

    The Annual Reset Death Benefit is equal to the greatest annual reset anniversary value attained, where an annual reset anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus all subsequent amounts surrendered, as shown below.

ANNIVERSARY

ANNIVERSARY
DATE                                ANNIVERSARY VALUE
-----------                         -----------------
1/1/(yy+1)   $120,000 minus $25,000 plus $80,000 equals $175,000
1/1/(yy+2)   $130,000 minus $25,000 plus $80,000 equals $185,000
1/1/(yy+3)   $105,000 plus $80,000 equals $185,000
1/1/(yy+4)   $110,000 plus $80,000 equals $190,000
1/1/(yy+5)   $180,000

    The Annual Reset Death Benefit is the greatest annual reset anniversary value attained, or $190,000.

    Under the Annual Reset Death Benefit option, the death benefit payable is the greater of:

   (1) the Standard Death Benefit of $185,000; or

   (2) the Annual Reset Death Benefit of $190,000.

    The death benefit payable is then $190,000.

COMPOUND AND 3-YEAR RESET DEATH BENEFIT OPTION

    The Compound Death Benefit is equal to the accumulation to the most recent Contract Anniversary of all prior Purchase Payments less all prior amounts surrendered, using an annual effective interest rate of 4%, plus all Purchase Payments on or since that Contract Anniversary less all amounts surrendered since that Contract Anniversary.

    An accumulation interest rate of 3% would have been applicable if the Effective Date of the Contract had been on or after the deceased Owner's 71st birthday.

    For ease of understanding, this example assumes an equal number of days in each quarterly period. In practice, the actual number of days in each period will be taken into account.

    The Compound Death Benefit is:

         Purchase Payment of $100,000 times (1.04 TO THE POWER OF 5) equals $121,665.29;
       minus
       Surrender of $25,000 times (1.04 TO THE POWER OF 2.75) equals $27,847.21; plus
       Purchase Payment of $80,000 times (1.04 TO THE POWER OF 0.25) equals $80,788.27;
       equals $174,606.35.

    The 3-Year Reset Death Benefit is equal to the greatest 3-year reset anniversary value attained, where a 3-year reset anniversary value equals the Contract Value on that Contract Anniversary plus all subsequent Purchase Payments minus all subsequent amounts surrendered, as shown below.

    The only 3-year reset anniversary was on 1/1/(yy+3), where the anniversary value was $105,000 plus $80,000 equals $185,000.

    The 3-Year Reset Death Benefit is the greatest 3-year reset anniversary value attained, or $185,000.

    Under the Compound and 3-Year Reset Death Benefit option, the death benefit payable is the greatest of:

   (1) the standard Death Benefit of $185,000; or

   (2) the Compound Death Benefit, of $174,606.35; or

   (3) the 3-Year Reset Death Benefit, of $185,000.

    The death benefit payable is then $185,000.

                                                                      APPENDIX B

EXAMPLE OF SURRENDER CHARGE CALCULATION

    Surrender charges are applied to Contract Value surrendered according to the table below:

NUMBER OF FULL YEARS ELAPSED BETWEEN                SURRENDER
THE DATE PURCHASE PAYMENT WAS ACCEPTED                CHARGE
AND THE DATE OF SURRENDER                           PERCENTAGE
--------------------------------------              ----------
0.................................................     7.0%
1.................................................     6.0%
2.................................................     6.0%
3.................................................     5.0%
4.................................................     4.0%
5.................................................     3.0%
6.................................................     2.0%
7+................................................     0.0%

    Assume an initial Purchase Payment of $100,000 is made on the Effective Date, followed 5 years later by a subsequent Purchase Payment of $50,000. On the sixth Contract Anniversary, assume the Contract Value is $175,000.

    During the seventh Contract Year, when the Contract Value has increased to $185,000, a partial surrender of $50,000 is requested. On the eighth Contract Anniversary, when the Contract Value is $200,000, a full surrender is requested.

    When the partial surrender is requested, 15% of $175,000 equals $26,250 is available free of surrender charges. The remaining surrendered amount of $50,000 less $26,250 equals $23,750 is allocated to the initial Purchase Payment of $100,000. Since 6 full years have elapsed since the initial Purchase Payment, a 2.0% surrender charge percentage will apply and the surrender charge is $23,750 times 2.0% equals $475.

    From the $200,000 surrendered, $73,750 represents earnings in the Contract and is free of surrender charges. The remaining $200,000 less $73,750 equals $126,250 is prorated to surrendered Purchase Payments as follows:

    - $76,250 is allocated to the initial Purchase Payment

    - $50,000 is allocated to the surrendered subsequent Purchase Payment

    Since 8 full years have elapsed since the initial Purchase Payment, a 0.0% surrender charge percentage will apply to $76,250.

    Since 3 full years have elapsed since the subsequent Purchase Payment, a 5.0% surrender charge percentage will apply to $50,000.

    The total surrender charge upon the full surrender is $2,500.

                                                                      APPENDIX C

EXPLANATION OF THE VARIABLE ANNUITIZATION CALCULATION

    Assuming a Contract Value (less applicable charges and premium taxes) of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

    There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Contract Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

                                                 INTEREST
                                                  EARNED                                   CONTRACT
                                                  DURING                                    VALUE
                                                   YEAR                                     BEFORE                      PAYMENT
DATE                                              AT 5%                                    PAYMENT                       MADE
----                            ------------------------------------------  --------------------------------------  ---------------
Annuity Commencement Date.....                                                           $100,000.00                  $     0.00
     End of 1st year..........                  $5,000.00                                $105,000.00                  $23,097.48
     End of 2nd year..........                  $4,095.13                                $ 85,997.65                  $23,097.48
     End of 3rd year..........                  $3,145.01                                $ 66,045.17                  $23,097.48
     End of 4th year..........                  $2,147.38                                $ 45,095.08                  $23,097.48
     End of 5th year..........                  $1,099.88                                $ 23,097.48                  $23,097.48


                                              CONTRACT
                                                VALUE
                                                AFTER
DATE                                           PAYMENT
----                            -------------------------------------
Annuity Commencement Date.....               $100,000.00
     End of 1st year..........               $ 81,902.52
     End of 2nd year..........               $ 62,900.17
     End of 3rd year..........               $ 42,947.69
     End of 4th year..........               $ 21,997.60
     End of 5th year..........               $      0.00

    Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

    The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

    Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

   PLEASE TEAR OFF, COMPLETE AND RETURN THIS FORM TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO PROTECTIVE LIFE'S INVESTMENT PRODUCTS DIVISION, CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE COVER.


    PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THE PROTECTIVE VARIABLE ANNUITY II.


--------------------------------------------------------------------------------
Name                                                         Social Security No.

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City, State, Zip

--------------------------------------------------------------------------------
Daytime Telephone Number

                                     PART B

                         INFORMATION REQUIRED TO BE IN
                    THE STATEMENT OF ADDITIONAL INFORMATION

                       PROTECTIVE LIFE INSURANCE COMPANY
                                 P.O. Box 10648
                         Birmingham, Alabama 35202-0648
                           Telephone: 1-800-456-6330
                      STATEMENT OF ADDITIONAL INFORMATION
                  PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                PROTECTIVE VARIABLE ANNUITY II VARIABLE ANNUITY
                               A FLEXIBLE PREMIUM
                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT



    This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Protective Variable
Annuity II Variable Annuity, a group and individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.



      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2000.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
CALCULATION OF YIELDS AND TOTAL RETURNS.....................     3
  Oppenheimer Money Fund Sub-Account Yield..................     3
  Other Sub-Account Yields..................................     4
  Total Returns.............................................     5
  Effect of the Contract Maintenance Fee on Performance
    Data....................................................     6
SAFEKEEPING OF ACCOUNT ASSETS...............................     6
STATE REGULATION............................................     7
RECORDS AND REPORTS.........................................     7
LEGAL MATTERS...............................................     7
EXPERTS.....................................................     7
OTHER INFORMATION...........................................     7
FINANCIAL STATEMENTS........................................     7

                    CALCULATION OF YIELDS AND TOTAL RETURNS

    From time to time, Protective Life may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission ("SEC").

    Because of the charges and deductions imposed under a Contract, yields for the Sub-Accounts will be lower than the yields for their respective Funds. The calculations of yields, total returns, and other performance data do not reflect the effect of premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.50% of premium based on the state in which the Contract is sold.

OPPENHEIMER MONEY FUND SUB-ACCOUNT YIELD

    From time to time, advertisements and sales literature may quote the current annualized yield of the Oppenheimer Money Fund Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gain, or losses on shares of the Oppenheimer Variable Account Funds Money Fund or on its portfolio securities.

    This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven day period in value of a hypothetical account under a Contract having a balance of 1 Accumulation Unit of the Oppenheimer Money Fund Sub-Account at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Oppenheimer Variable Account Funds Money Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract attributable to the hypothetical account. The charges and deductions reflect the per unit charges for the hypothetical account for: 1) the Annual Contract Maintenance Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit Contract Maintenance Fee is used based on the $30 Contract Maintenance Fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

        Current Yield = ((NCS-ES)/UV) X (365/7)

    Where:


NCS the net change in the value of the Fund (exclusive of unrealized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical Account having a balance of 1 Sub-Account Accumulation Unit.
ES per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.
UV The Accumulation Unit value as of the end of the last day of the prior seven-day period.



    The effective yield of the Oppenheimer Money Fund Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

    The effective yield is calculated by compounding the unannualized base period return according to the following formula:

        Effective Yield = (1+((NCS-ES)/UV))TO THE POWER OF "365/7" - 1

    Where:

NCS the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.
ES per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.
UV the Accumulation Unit value as of the end of the last day of the prior seven-day period.

    Because of the charges and deductions imposed under the Contract, the current and effective yields for the Oppenheimer Money Fund Sub-Account will be lower than such yields for the Oppenheimer Variable Account Funds Money Fund.

    The current and effective yields on amounts held in the Oppenheimer Money Fund Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Oppenheimer Money Fund Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Oppenheimer Variable Account Funds Money Fund, the types of quality of portfolio securities held by the Oppenheimer Variable Account Funds Money Fund and the Oppenheimer Variable Account Funds Money Fund's operating expenses. Yields on amounts held in the Oppenheimer Money Fund Sub-Account may also be presented for periods other than a seven day period.

OTHER SUB-ACCOUNT YIELDS

    From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Oppenheimer Money Fund Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.


    The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by
4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Annual Contract Maintenance Fee, the Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes a Contract Maintenance Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 31-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30 day or one month yield is calculated according to the following formula:


        Yield = 2 X [(((NI-ES)/ (U X UV))+1) TO THE POWER OF 6 - 1]

    Where:

NI   net income of the Fund for the 30 day or one month period
     attributable to the Sub-Account Accumulation Units.
ES   expenses of the Sub-Account for the 30 day or one month
     period.
U    the average number of Accumulation Units outstanding.
UV   the Accumulation Unit value as of the end of the last day in the 30 day or one month period.

    Because of the charges and deductions imposed under the Contracts, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

    The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and its operating expenses.


    Yield calculations do not take into account the surrender charge under the Contract equal to 2% to 7% of Purchase Payments during the seven years prior to the surrender (including the year in which the surrender is made) on amounts surrendered.


TOTAL RETURNS

    From time to time, sales literature or advertisements may also quote total returns for one or more of the Sub-Accounts for various periods of time.

    Until a Sub-Account has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

    Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date of each period for which total return quotations are provided will generally be for the most recent month-end practicable considering the type and media of the communication and will be stated in the communication.

    All average annual total returns will be calculated using Sub-Account unit values computed on each Valuation Day based on the performance of the Sub-Account's underlying Fund, the deductions for the mortality and expense risk charge and the administration charge.


    The standard average annual total return calculation assumes that the contract maintenance fee is $30 per year per contract, expressed as a percentage of the average Contract Value. For any period less than seven years, the standard average annual total return will also reflect the deduction of a surrender charge. The standard average annual total return will be calculated according to the following formula:


        TR = (ERV/P)TO THE POWER OF (1/N) - 1

    Where:

TR    =   the average annual total return net of Sub-Account recurring charges.
ERV   =   the ending redeemable value (net of any applicable charges)
          of the hypothetical account at the end of the period.
P     =   a hypothetical single Purchase Payment of $1,000.
N     =   the number of years in the period.

    In addition to standard average annual total returns, sales literature or advertisements may from time to time also quote nonstandard average annual total returns that do not reflect the contract maintenance fee or the surrender charge. These nonstandard average annual total returns are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the contract maintenance fee or the deduction of a surrender charge.

    Protective Life may also disclose cumulative total returns in conjunction with the formats described above. The cumulative total returns will be calculated using the following formula:

        CTR = (EV/P) - 1

    Where:

CTR   =   The cumulative total return net of Sub-Account recurring
          charges for the period.
EV    =   The ending value of the hypothetical investment at the end of the period that does not take into account the contract maintenance fee or the surrender charge.
P     =   A hypothetical single Purchase Payment of $1,000.

EFFECT OF THE CONTRACT MAINTENANCE FEE ON PERFORMANCE DATA

    The Contract provides for a $30 annual contract maintenance fee to be deducted at the end of each Contract Year from the Sub-Accounts based on the proportion that the value of each such Sub-Account bears to the total Contract Value. For purposes of reflecting the contract maintenance fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Variable Account Value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

                         SAFEKEEPING OF ACCOUNT ASSETS

    Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

    Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

    The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

    Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

    Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

                                 LEGAL MATTERS

    Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS


    The statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 1999 and 1998 and the related statements of operations and changes in net assets for the years ended December 31, 1999 and 1998 and the consolidated balance sheets of Protective Life as of December 31, 1999 and 1998 and the related consolidated statements of income, share-owner's equity and cash flows for each of the three years ended December 31, 1999 and the related financial statement schedules included in this Statement of Additional Information and in the registration statement have been included herein in reliance on the report of PricewaterhouseCoopers LLP of Birmingham, AL, independent accountants, given on the authority of that firm as experts in accounting and auditing.


                               OTHER INFORMATION

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N. W., Washington, D.C. 20549.

                              FINANCIAL STATEMENTS


    The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 1999 and 1998 and the related statements of operations and changes in net assets for the years ended December 31, 1999 and 1998 as well as the Report of Independent Accountants are contained herein.



    The audited consolidated balance sheets for Protective Life as of December 31, 1999 and 1998 and the related consolidated statements of income, share-owner's equity, and cash flows for the years ended December 31, 1999, 1998 and 1997 as well as the Report of Independent Accountants are contained herein.


    Financial Statements follow this page.

                         INDEX TO FINANCIAL STATEMENTS



THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
Report of Independent Accountants...........................     F-2
Statement of Assets and Liabilities as of December 31,
 1999.......................................................     F-3
Statement of Assets and Liabilities as of December 31,
 1998.......................................................     F-7
Statement of Operations for the year ended December 31,
 1999.......................................................     F-9
Statement of Operations for the year ended December 31,
 1998.......................................................    F-13
Statement of Changes in Net Assets for the year ended
 December 31, 1999..........................................    F-15
Statement of Changes in Net Assets for the year ended
 December 31, 1998..........................................    F-19
Notes to Financial Statements...............................    F-21

PROTECTIVE LIFE INSURANCE COMPANY
Report of Independent Accountants...........................    F-28
Consolidated Statements of Income for the years ended
 December 31, 1999, 1998 and 1997...........................    F-29
Consolidated Balance Sheets as of December 31, 1999 and
 1998.......................................................    F-30
Consolidated Statements of Share-Owner's Equity for the
 years ended December 31, 1999, 1998 and 1997...............    F-31
Consolidated Statements of Cash Flows for the years ended
 December 31, 1999, 1998 and 1997...........................    F-32
Notes to Consolidated Financial Statements..................    F-33
Financial Statement Schedules:
Schedule III-- Supplementary Insurance Information..........     S-1
Schedule IV-- Reinsurance...................................     S-2



    All other schedules to the consolidated financial statements required by
Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Contract Owners and Board of Directors of Protective Life Insurance Company



    In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets listed in the accompanying index on page F-1 of this Form N-4 present fairly, in all material respects, the financial position of The Protective Variable Annuity Separate Account (the Separate Account) at December 31, 1999 and 1998, and the results of its operations and changes in net assets for the years then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP



March 20, 2000
Birmingham, AL

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999
                                 (IN THOUSANDS)



                                       PIC                                               PIC
                                      GROWTH             PIC              PIC           SMALL            PIC             PIC
                                       AND          INTERNATIONAL        GLOBAL          CAP             CORE          CAPITAL
                                      INCOME           EQUITY            INCOME         VALUE         US EQUITY         GROWTH
                                     --------       -------------       --------       --------       ----------       --------
ASSETS
Investment in sub-accounts at
 market value......................  $342,912         $221,310          $62,933        $80,004         $366,323        $260,922
Receivable from Protective Life
 Insurance Company.................         5                0               12              0                6               9
                                     --------         --------          -------        -------         --------        --------
    Total assets...................   342,917          221,310           62,945         80,004          366,329         260,931
                                     --------         --------          -------        -------         --------        --------
LIABILITIES
Payable to Protective Life
 Insurance Company.................         0                0                0              0                0               0
                                     --------         --------          -------        -------         --------        --------
NET ASSETS.........................  $342,917         $221,310          $62,945        $80,004         $366,329        $260,931
                                     ========         ========          =======        =======         ========        ========

                                     CALVERT
                                      SOCIAL
                                      SMALL
                                       CAP
                                      GROWTH
                                     --------
ASSETS
Investment in sub-accounts at
 market value......................   $1,023
Receivable from Protective Life
 Insurance Company.................        0
                                      ------
    Total assets...................    1,023
                                      ------
LIABILITIES
Payable to Protective Life
 Insurance Company.................        0
                                      ------
NET ASSETS.........................   $1,023
                                      ======



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1999
                                 (IN THOUSANDS)



                                                                            MFS
                            CALVERT           MFS                          GROWTH          MFS             MFS
                             SOCIAL        EMERGING          MFS            WITH          TOTAL            NEW             MFS
                            BALANCED        GROWTH         RESEARCH        INCOME         RETURN        DISCOVERY       UTILITIES
                            --------       ---------       --------       --------       --------       ---------       ---------
ASSETS
Investment in sub-accounts
 at market value..........  $12,968         $66,218        $62,090        $66,100        $32,494         $2,891          $2,492
Receivable from Protective
 Life Insurance Company...        0              35             13              0              6              1              27
                            -------         -------        -------        -------        -------         ------          ------
    Total assets..........   12,968          66,253         62,103         66,100         32,500          2,892           2,519
                            -------         -------        -------        -------        -------         ------          ------
LIABILITIES
Payable to Protective Life
 Insurance Company........        1               0              0              1              0              0               0
                            -------         -------        -------        -------        -------         ------          ------
NET ASSETS................  $12,967         $66,253        $62,103        $66,099        $32,500         $2,892          $2,519
                            =======         =======        =======        =======        =======         ======          ======



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1999
                                 (IN THOUSANDS)


                                                    OPPENHEIMER    OPPENHEIMER    OPPENHEIMER                   OPPENHEIMER
                                                     AGGRESSIVE      CAPITAL       GROWTH AND    OPPENHEIMER     STRATEGIC
                                                       GROWTH      APPRECIATION      INCOME       MONEY FUND        BOND
                                                    ------------   ------------   ------------   ------------   ------------
ASSETS
Investment in sub-accounts at market value........    $32,243        $55,566        $56,379        $14,621        $27,246
Receivable from Protective Life Insurance
 Company..........................................          0              1              0              0              0
                                                      -------        -------        -------        -------        -------
    Total assets..................................     32,243         55,567         56,379         14,621         27,246
                                                      -------        -------        -------        -------        -------
LIABILITIES
Payable to Protective Life Insurance Company......          5              0              2              0              0
                                                      -------        -------        -------        -------        -------
NET ASSETS........................................    $32,238        $55,567        $56,377        $14,621        $27,246
                                                      =======        =======        =======        =======        =======

                                                    OPPENHEIMER
                                                       GLOBAL      OPPENHEIMER
                                                     SECURITIES    HIGH INCOME
                                                    ------------   ------------
ASSETS
Investment in sub-accounts at market value........     $5,689         $1,050
Receivable from Protective Life Insurance
 Company..........................................          5              0
                                                       ------         ------
    Total assets..................................      5,694          1,050
                                                       ------         ------
LIABILITIES
Payable to Protective Life Insurance Company......          0              0
                                                       ------         ------
NET ASSETS........................................     $5,694         $1,050
                                                       ======         ======



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1999
                                 (IN THOUSANDS)



                                                              VAN ECK          VAN ECK
                                                                HARD             REAL
                                                               ASSET            ESTATE            TOTAL
                                                              --------         --------         ----------
ASSETS
Investment in sub-accounts at market value..................    $56              $161           $1,773,691
Receivable from Protective Life Insurance Company...........      0                 0                  120
                                                                ---              ----           ----------
    Total assets............................................     56               161            1,773,811
                                                                ---              ----           ----------
LIABILITIES
Payable to Protective Life Insurance Company................      0                 0                    9
                                                                ---              ----           ----------
NET ASSETS..................................................    $56              $161           $1,773,802
                                                                ===              ====           ==========



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998
                                 (IN THOUSANDS)



                                                                        PIC                                    PIC
                                                             PIC       GROWTH         PIC          PIC        SMALL        PIC
                                                            MONEY       AND      INTERNATIONAL    GLOBAL       CAP         CORE
                                                            MARKET     INCOME       EQUITY        INCOME      VALUE     US EQUITY
                                                           --------   --------   -------------   --------   ---------   ----------
ASSETS
Investment in sub-accounts at market value.............     $5,305    $386,297     $173,533      $62,451     $99,008     $261,457
Receivable from Protective Life Insurance Company......          0           0            0            0           0            0
                                                            ------    --------     --------      -------     -------     --------
    Total assets.......................................      5,305     386,297      173,533       62,451      99,008      261,457
                                                            ------    --------     --------      -------     -------     --------
LIABILITIES
Payable to Protective Life Insurance Company...........          1           2            1            1           0            0
                                                            ------    --------     --------      -------     -------     --------
NET ASSETS.............................................     $5,304    $386,295     $173,532      $62,450     $99,008     $261,457
                                                            ======    ========     ========      =======     =======     ========

                                                                    CALVERT
                                                                     SOCIAL
                                                           PIC       SMALL     CALVERT
                                                         CAPITAL      CAP       SOCIAL
                                                          GROWTH     GROWTH    BALANCED
                                                         --------   --------   --------
ASSETS
Investment in sub-accounts at market value.............  $152,416     $550      $6,150
Receivable from Protective Life Insurance Company......         0        0           0
                                                         --------     ----      ------
    Total assets.......................................   152,416      550       6,150
                                                         --------     ----      ------
LIABILITIES
Payable to Protective Life Insurance Company...........         0        0           0
                                                         --------     ----      ------
NET ASSETS.............................................  $152,416     $550      $6,150
                                                         ========     ====      ======



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1998
                                 (IN THOUSANDS)


                                                                     MFS
                                               MFS                  GROWTH      MFS      OPPENHEIMER                   OPPENHEIMER
                                            EMERGING      MFS        WITH      TOTAL      AGGRESSIVE    OPPENHEIMER     GROWTH AND
                                             GROWTH     RESEARCH    INCOME     RETURN       GROWTH         GROWTH         INCOME
                                            ---------   --------   --------   --------   ------------   ------------   ------------
ASSETS
Investment in sub-accounts at market
 value....................................   $16,564    $26,334    $19,391    $13,035      $11,330        $16,022        $20,092
Receivable from Protective Life Insurance
 Company..................................         0          3          0          2            1              2              0
                                             -------    -------    -------    -------      -------        -------        -------
    Total assets..........................    16,564     26,337     19,391     13,037       11,331         16,024         20,092
                                             -------    -------    -------    -------      -------        -------        -------
LIABILITIES
Payable to Protective Life Insurance
 Company..................................         1          0          1          0            0              0              0
                                             -------    -------    -------    -------      -------        -------        -------
NET ASSETS................................   $16,563    $26,337    $19,390    $13,037      $11,331        $16,024        $20,092
                                             =======    =======    =======    =======      =======        =======        =======


                                            OPPENHEIMER
                                             STRATEGIC
                                                BOND         TOTAL
                                            ------------   ----------
ASSETS
Investment in sub-accounts at market
 value....................................    $15,979      $1,285,914
Receivable from Protective Life Insurance
 Company..................................          0               8
                                              -------      ----------
    Total assets..........................     15,979       1,285,922
                                              -------      ----------
LIABILITIES
Payable to Protective Life Insurance
 Company..................................          0               7
                                              -------      ----------
NET ASSETS................................    $15,979      $1,285,915
                                              =======      ==========



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                 (IN THOUSANDS)



                                       PIC                                                PIC
                                      GROWTH             PIC              PIC            SMALL            PIC             PIC
                                       AND          INTERNATIONAL        GLOBAL           CAP             CORE          CAPITAL
                                      INCOME           EQUITY            INCOME          VALUE         US EQUITY         GROWTH
                                     --------       -------------       --------       ---------       ----------       --------
INVESTMENT INCOME
  Dividends........................  $   272           $   636          $     0         $     0         $    45         $     3
                                     -------           -------          -------         -------         -------         -------
EXPENSE
  Mortality and expense risk and
    administrative charges.........    5,109             2,541              895           1,235           4,381           2,854
                                     -------           -------          -------         -------         -------         -------
  Net investment income (loss).....   (4,837)           (1,905)            (895)         (1,235)         (4,336)         (2,851)
                                     -------           -------          -------         -------         -------         -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Net realized gain (loss) from
 redemption of investment shares...   (4,446)              364              (33)         (2,862)              1              19
Capital gain distribution..........    4,268             2,848              275              18           1,338           2,822
                                     -------           -------          -------         -------         -------         -------
Net realized gain (loss) on
 investments.......................     (178)            3,212              242          (2,844)          1,339           2,841
Net unrealized appreciation
 (depreciation) on investments
 during the period.................   21,080            51,512           (1,020)          2,623          64,170          50,513
                                     -------           -------          -------         -------         -------         -------
Net realized and unrealized gain
 (loss) on investments.............   20,902            54,724             (778)           (221)         65,509          53,354
                                     -------           -------          -------         -------         -------         -------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $16,065           $52,819          $(1,673)        $(1,456)        $61,173         $50,503
                                     =======           =======          =======         =======         =======         =======

                                     CALVERT
                                      SOCIAL
                                      SMALL
                                       CAP
                                      GROWTH
                                     --------
INVESTMENT INCOME
  Dividends........................    $  0
                                       ----
EXPENSE
  Mortality and expense risk and
    administrative charges.........       9
                                       ----
  Net investment income (loss).....      (9)
                                       ----
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Net realized gain (loss) from
 redemption of investment shares...       0
Capital gain distribution..........       0
                                       ----
Net realized gain (loss) on
 investments.......................       0
Net unrealized appreciation
 (depreciation) on investments
 during the period.................     172
                                       ----
Net realized and unrealized gain
 (loss) on investments.............     172
                                       ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................    $163
                                       ====



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENT OF OPERATIONS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                 (IN THOUSANDS)



                                                                            MFS
                            CALVERT           MFS                          GROWTH          MFS             MFS
                             SOCIAL        EMERGING          MFS            WITH          TOTAL            NEW             MFS
                            BALANCED        GROWTH         RESEARCH        INCOME         RETURN        DISCOVERY       UTILITIES
                            --------       ---------       --------       --------       --------       ---------       ---------
INVESTMENT INCOME
  Dividends...............   $  282         $     0        $    72         $  122         $ 355           $  0            $  0
                             ------         -------        -------         ------         -----           ----            ----
EXPENSE
  Mortality and expense
    risk and
    administrative
    charges...............      131             463            581            621           328              7               9
                             ------         -------        -------         ------         -----           ----            ----
  Net investment income
    (loss)................      151            (463)          (509)          (499)           27             (7)             (9)
                             ------         -------        -------         ------         -----           ----            ----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Net realized gain (loss)
 from redemption of
 investment shares........       (8)             19              2              3            (1)            19               0
Capital gain
 distribution.............      966               0            378            146           659             49               0
                             ------         -------        -------         ------         -----           ----            ----
Net realized gain (loss)
 on investments...........      958              19            380            149           658             68               0
Net unrealized
 appreciation
 (depreciation) on
 investments during the
 period...................      (65)         25,822         10,375          3,217          (433)           641             355
                             ------         -------        -------         ------         -----           ----            ----
Net realized and
 unrealized gain (loss) on
 investments..............      893          25,841         10,755          3,366           225            709             355
                             ------         -------        -------         ------         -----           ----            ----
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS...............   $1,044         $25,378        $10,246         $2,867         $ 252           $702            $346
                             ======         =======        =======         ======         =====           ====            ====



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENT OF OPERATIONS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                 (IN THOUSANDS)


                                                    OPPENHEIMER    OPPENHEIMER    OPPENHEIMER                   OPPENHEIMER
                                                     AGGRESSIVE      CAPITAL       GROWTH AND    OPPENHEIMER     STRATEGIC
                                                       GROWTH      APPRECIATION      INCOME       MONEY FUND        BOND
                                                    ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividends.......................................    $     0        $    74         $  109          $433          $1,062
                                                      -------        -------         ------          ----          ------
EXPENSE
  Mortality and expense risk and administrative
    charges.......................................        241            444            501           128             312
                                                      -------        -------         ------          ----          ------
  Net investment income (loss)....................       (241)          (370)          (392)          305             750
                                                      -------        -------         ------          ----          ------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Net realized gain (loss) from redemption of
 investment shares................................         26              6              6             0               1
Capital gain distribution.........................          0            810            184             0               0
                                                      -------        -------         ------          ----          ------
Net realized gain (loss) on investments...........         26            816            190             0               1
Net unrealized appreciation (depreciation) on
 investments during the period....................     12,820         12,647          7,087             0            (352)
                                                      -------        -------         ------          ----          ------
Net realized and unrealized gain (loss) on
 investments......................................     12,846         13,463          7,277             0            (351)
                                                      -------        -------         ------          ----          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $12,605        $13,093         $6,885          $305          $  399
                                                      =======        =======         ======          ====          ======

                                                    OPPENHEIMER
                                                       GLOBAL      OPPENHEIMER
                                                     SECURITIES    HIGH INCOME
                                                    ------------   ------------
INVESTMENT INCOME
  Dividends.......................................     $    1          $  0
                                                       ------          ----
EXPENSE
  Mortality and expense risk and administrative
    charges.......................................         19             7
                                                       ------          ----
  Net investment income (loss)....................        (18)           (7)
                                                       ------          ----
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Net realized gain (loss) from redemption of
 investment shares................................          0           (11)
Capital gain distribution.........................          2             0
                                                       ------          ----
Net realized gain (loss) on investments...........          2           (11)
Net unrealized appreciation (depreciation) on
 investments during the period....................      1,265             1
                                                       ------          ----
Net realized and unrealized gain (loss) on
 investments......................................      1,267           (10)
                                                       ------          ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $1,249          $(17)
                                                       ======          ====



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENT OF OPERATIONS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                 (IN THOUSANDS)



                                                              VAN ECK          VAN ECK
                                                                HARD             REAL
                                                               ASSET            ESTATE           TOTAL
                                                              --------         --------         --------
INVESTMENT INCOME
  Dividends.................................................     $0              $ 0            $  3,466
                                                                 --              ---            --------
EXPENSE
  Mortality and expense risk and administrative charges.....      0                1              20,817
                                                                 --              ---            --------
  Net investment income (loss)..............................      0               (1)            (17,351)
                                                                 --              ---            --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) from redemption of investment
 shares.....................................................      0                0              (6,895)
Capital gain distribution...................................      0                0              14,763
                                                                 --              ---            --------
Net realized gain (loss) on investments.....................      0                0               7,868
Net unrealized appreciation (depreciation) on investments
 during the period..........................................      3               (4)            262,429
                                                                 --              ---            --------
Net realized and unrealized gain (loss) on investments......      3               (4)            270,297
                                                                 --              ---            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $3              $(5)           $252,946
                                                                 ==              ===            ========



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                 (IN THOUSANDS)



                                                                        PIC                                    PIC
                                                             PIC       GROWTH         PIC          PIC        SMALL        PIC
                                                            MONEY       AND      INTERNATIONAL    GLOBAL       CAP         CORE
                                                            MARKET     INCOME       EQUITY        INCOME      VALUE     US EQUITY
                                                           --------   --------   -------------   --------   ---------   ----------
INVESTMENT INCOME
  Dividends..............................................    $249     $  4,636      $    74       $1,425    $    506     $ 1,545
                                                             ----     --------      -------       ------    --------     -------
EXPENSE
  Mortality and expense risk and administrative
    charges..............................................      74        5,531        2,193          781       1,543       3,060
                                                             ----     --------      -------       ------    --------     -------
  Net investment income (loss)...........................     175         (895)      (2,119)         644      (1,037)     (1,515)
                                                             ----     --------      -------       ------    --------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) from redemption of investment
 shares..................................................       0          (18)         (17)           4         (81)         (2)
Capital gain distribution................................               26,646        8,165        1,574      11,786       2,694
                                                             ----     --------      -------       ------    --------     -------
Net realized gain (loss) on investments..................       0       26,628        8,148        1,578      11,705       2,692
Net unrealized appreciation (depreciation) on investments
 during the period.......................................       0      (45,439)      19,473        2,463     (30,579)     39,310
                                                             ----     --------      -------       ------    --------     -------
Net realized and unrealized gain (loss) on investments...       0      (18,811)      27,621        4,041     (18,874)     42,002
                                                             ----     --------      -------       ------    --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..............................................    $175     $(19,706)     $25,502       $4,685    $(19,911)    $40,487
                                                             ====     ========      =======       ======    ========     =======

                                                                      CALVERT
                                                                       SOCIAL
                                                             PIC       SMALL     CALVERT
                                                           CAPITAL      CAP       SOCIAL
                                                            GROWTH     GROWTH    BALANCED
                                                           --------   --------   --------
INVESTMENT INCOME
  Dividends..............................................  $   578      $  0       $137
                                                           -------      ----       ----
EXPENSE
  Mortality and expense risk and administrative
    charges..............................................    1,510         4         43
                                                           -------      ----       ----
  Net investment income (loss)...........................     (932)       (4)        94
                                                           -------      ----       ----
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) from redemption of investment
 shares..................................................      (16)        1         (4)
Capital gain distribution................................    2,672         6        308
                                                           -------      ----       ----
Net realized gain (loss) on investments..................    2,656         7        304
Net unrealized appreciation (depreciation) on investments
 during the period.......................................   29,948       (21)       118
                                                           -------      ----       ----
Net realized and unrealized gain (loss) on investments...   32,604       (14)       422
                                                           -------      ----       ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..............................................  $31,672      $(18)      $516
                                                           =======      ====       ====



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENT OF OPERATIONS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                 (IN THOUSANDS)


                                                                        MFS
                                                  MFS                  GROWTH      MFS      OPPENHEIMER
                                               EMERGING      MFS        WITH      TOTAL      AGGRESSIVE    OPPENHEIMER
                                                GROWTH     RESEARCH    INCOME     RETURN       GROWTH         GROWTH
                                               ---------   --------   --------   --------   ------------   ------------
INVESTMENT INCOME
  Dividends..................................   $    0      $   18     $    0      $ 62         $ 10          $   39
                                                ------      ------     ------      ----         ----          ------
EXPENSE
  Mortality and expense risk and
    administrative charges...................      121         209        127        92           90             122
                                                ------      ------     ------      ----         ----          ------
  Net investment income (loss)...............   $ (121)     $ (191)    $ (127)     $(30)        $(80)         $  (83)
                                                ------      ------     ------      ----         ----          ------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Net realized gain (loss) from redemption of
 investment shares...........................        0          (2)         2         0           (8)              2
Capital gain distribution....................       54         240          0        72          105             465
                                                ------      ------     ------      ----         ----          ------
Net realized gain (loss) on investments......       54         238          2        72           97             467
Net unrealized appreciation (depreciation) on
 investments during the period...............    2,954       3,074      2,041       696          899           1,756
                                                ------      ------     ------      ----         ----          ------
Net realized and unrealized gain (loss) on
 investments.................................    3,008       3,312      2,043       768          996           2,223
                                                ------      ------     ------      ----         ----          ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $2,887      $3,121     $1,916      $738         $916          $2,140
                                                ======      ======     ======      ====         ====          ======


                                               OPPENHEIMER    OPPENHEIMER
                                                GROWTH AND     STRATEGIC
                                                  INCOME          BOND        TOTAL
                                               ------------   ------------   --------
INVESTMENT INCOME
  Dividends..................................     $  12           $ 89       $ 9,380
                                                  -----           ----       -------
EXPENSE
  Mortality and expense risk and
    administrative charges...................       137            129        15,766
                                                  -----           ----       -------
  Net investment income (loss)...............     $(125)          $(40)      $(6,386)
                                                  -----           ----       -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Net realized gain (loss) from redemption of
 investment shares...........................         0              2          (137)
Capital gain distribution....................       256             57        55,100
                                                  -----           ----       -------
Net realized gain (loss) on investments......       256             59        54,963
Net unrealized appreciation (depreciation) on
 investments during the period...............       345             48        27,086
                                                  -----           ----       -------
Net realized and unrealized gain (loss) on
 investments.................................       601            107        82,049
                                                  -----           ----       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................     $ 476           $ 67       $75,663
                                                  =====           ====       =======



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                 (IN THOUSANDS)



                                       PIC                                                PIC
                                      GROWTH             PIC              PIC            SMALL            PIC             PIC
                                       AND          INTERNATIONAL        GLOBAL           CAP             CORE          CAPITAL
                                      INCOME           EQUITY            INCOME          VALUE         US EQUITY         GROWTH
                                     --------       -------------       --------       ---------       ----------       --------
FROM OPERATIONS
Net investment income (loss).......  $ (4,837)        $ (1,905)         $  (895)       $ (1,235)        $ (4,336)       $ (2,851)
Net realized gain (loss) on
 investments.......................      (178)           3,212              242          (2,844)           1,339           2,841
Net unrealized appreciation
 (depreciation) of investments
 during the period.................    21,080           51,512           (1,020)          2,623           64,170          50,513
                                     --------         --------          -------        --------         --------        --------
Net increase (decrease) in net
 assets resulting from
 operations........................    16,065           52,819           (1,673)         (1,456)          61,173          50,503
                                     --------         --------          -------        --------         --------        --------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contract owners' net payments......     7,964            4,812            3,257           1,644           16,355          15,094
Contract maintenance fees..........      (163)             (73)             (23)            (40)            (118)            (80)
Surrenders.........................   (20,921)          (9,538)          (3,989)         (5,319)         (17,763)        (10,765)
Death benefits.....................    (2,874)          (1,252)            (723)           (637)          (1,990)           (977)
Transfers (to) from other
 portfolios........................   (43,449)           1,010            3,646         (13,196)          47,215          54,740
                                     --------         --------          -------        --------         --------        --------
Net increase (decrease) in net
 assets resulting from variable
 annuity contract transactions.....   (59,443)          (5,041)           2,168         (17,548)          43,699          58,012
                                     --------         --------          -------        --------         --------        --------
Net increase (decrease) in net
 assets............................   (43,378)          47,778              495         (19,004)         104,872         108,515
Net assets, beginning of year......   386,295          173,532           62,450          99,008          261,457         152,416
                                     --------         --------          -------        --------         --------        --------
Net assets, end of year............  $342,917         $221,310          $62,945        $ 80,004         $366,329        $260,931
                                     ========         ========          =======        ========         ========        ========

                                     CALVERT
                                      SOCIAL
                                      SMALL
                                       CAP
                                      GROWTH
                                     --------
FROM OPERATIONS
Net investment income (loss).......   $   (9)
Net realized gain (loss) on
 investments.......................        0
Net unrealized appreciation
 (depreciation) of investments
 during the period.................      172
                                      ------
Net increase (decrease) in net
 assets resulting from
 operations........................      163
                                      ------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contract owners' net payments......      137
Contract maintenance fees..........       (1)
Surrenders.........................      (21)
Death benefits.....................        0
Transfers (to) from other
 portfolios........................      195
                                      ------
Net increase (decrease) in net
 assets resulting from variable
 annuity contract transactions.....      310
                                      ------
Net increase (decrease) in net
 assets............................      473
Net assets, beginning of year......      550
                                      ------
Net assets, end of year............   $1,023
                                      ======



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                 (IN THOUSANDS)



                                                                            MFS
                            CALVERT           MFS                          GROWTH          MFS             MFS
                             SOCIAL        EMERGING          MFS            WITH          TOTAL            NEW             MFS
                            BALANCED        GROWTH         RESEARCH        INCOME         RETURN        DISCOVERY       UTILITIES
                            --------       ---------       --------       --------       --------       ---------       ---------
FROM OPERATIONS
Net investment income
 (loss)...................  $   151         $  (463)       $  (509)       $  (499)       $    27         $   (7)         $   (9)
Net realized gain (loss)
 on investments...........      958              19            380            149            658             68               0
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period...................      (65)         25,822         10,375          3,217           (433)           641             355
                            -------         -------        -------        -------        -------         ------          ------
Net increase (decrease) in
 net assets resulting from
 operations...............    1,044          25,378         10,246          2,867            252            702             346
                            -------         -------        -------        -------        -------         ------          ------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contract owners' net
 payments.................    2,137           7,077          7,545         13,323          5,087            713             918
Contract maintenance
 fees.....................       (5)            (14)           (16)           (15)            (9)             0               0
Surrenders................     (406)         (1,299)        (1,230)        (1,560)          (949)            (8)            (43)
Death benefits............      (26)           (166)          (167)          (521)          (150)             0               0
Transfers (to) from other
 portfolios...............    4,073          18,714         19,388         32,615         15,232          1,485           1,298
                            -------         -------        -------        -------        -------         ------          ------
Net increase in net assets
 resulting from variable
 annuity contract
 transactions.............    5,773          24,312         25,520         43,842         19,211          2,190           2,173
                            -------         -------        -------        -------        -------         ------          ------
Net increase in net
 assets...................    6,817          49,690         35,766         46,709         19,463          2,892           2,519
Net assets, beginning of
 year.....................    6,150          16,563         26,337         19,390         13,037              0               0
                            -------         -------        -------        -------        -------         ------          ------
Net assets, end of year...  $12,967         $66,253        $62,103        $66,099        $32,500         $2,892          $2,519
                            =======         =======        =======        =======        =======         ======          ======



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                 (IN THOUSANDS)


                                                    OPPENHEIMER    OPPENHEIMER    OPPENHEIMER                   OPPENHEIMER
                                                     AGGRESSIVE      CAPITAL       GROWTH AND    OPPENHEIMER     STRATEGIC
                                                       GROWTH      APPRECIATION      INCOME       MONEY FUND        BOND
                                                    ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS
Net investment income (loss)......................    $  (241)       $  (370)       $  (392)       $   305        $   750
Net realized gain (loss) on investments...........         26            816            190              0              1
Net unrealized appreciation (depreciation) of
 investments during the period....................     12,820         12,647          7,087              0           (352)
                                                      -------        -------        -------        -------        -------
Net increase (decrease) in net assets resulting
 from operations..................................     12,605         13,093          6,885            305            399
                                                      -------        -------        -------        -------        -------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments.....................      2,717          7,789          8,319          3,662          3,002
Contract maintenance fees.........................         (9)           (13)           (15)            (3)           (10)
Surrenders........................................       (441)          (894)        (1,651)        (1,688)          (856)
Death benefits....................................        (31)           (53)          (278)          (189)          (226)
Transfers (to) from other portfolios..............      6,066         19,621         23,025          7,230          8,958
                                                      -------        -------        -------        -------        -------
Net increase in net assets resulting from variable
 annuity contract transactions....................      8,302         26,450         29,400          9,012         10,868
                                                      -------        -------        -------        -------        -------
Net increase in net assets........................     20,907         39,543         36,285          9,317         11,267
Net assets, beginning of year.....................     11,331         16,024         20,092          5,304         15,979
                                                      -------        -------        -------        -------        -------
Net assets, end of year...........................    $32,238        $55,567        $56,377        $14,621        $27,246
                                                      =======        =======        =======        =======        =======

                                                    OPPENHEIMER
                                                       GLOBAL      OPPENHEIMER
                                                     SECURITIES    HIGH INCOME
                                                    ------------   ------------
FROM OPERATIONS
Net investment income (loss)......................     $  (18)        $   (7)
Net realized gain (loss) on investments...........          2            (11)
Net unrealized appreciation (depreciation) of
 investments during the period....................      1,265              1
                                                       ------         ------
Net increase (decrease) in net assets resulting
 from operations..................................      1,249            (17)
                                                       ------         ------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments.....................      1,850            447
Contract maintenance fees.........................          0              0
Surrenders........................................        (24)           (40)
Death benefits....................................          0              0
Transfers (to) from other portfolios..............      2,619            660
                                                       ------         ------
Net increase in net assets resulting from variable
 annuity contract transactions....................      4,445          1,067
                                                       ------         ------
Net increase in net assets........................      5,694          1,050
Net assets, beginning of year.....................          0              0
                                                       ------         ------
Net assets, end of year...........................     $5,694         $1,050
                                                       ======         ======



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                 (IN THOUSANDS)



                                                              VAN ECK          VAN ECK
                                                                HARD             REAL
                                                               ASSET            ESTATE            TOTAL
                                                              --------         --------         ----------
FROM OPERATIONS
Net investment income (loss)................................    $  0             $ (1)          $  (17,351)
Net realized gain (loss) on investments.....................       0                0                7,868
Net unrealized appreciation (depreciation) of investments
 during the period..........................................       3               (4)             262,429
                                                                ----             ----           ----------
Net increase (decrease) in net assets resulting from
 operations.................................................       3               (5)             252,946
                                                                ----             ----           ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments...............................      26               70              113,945
Contract maintenance fees...................................       0                0                 (607)
Surrenders..................................................     (14)              (2)             (79,421)
Death benefits..............................................       0                0              (10,260)
Transfers (to) from other portfolios........................      41               98              211,284
                                                                ----             ----           ----------
Net increase in net assets resulting from variable annuity
 contract transactions......................................      53              166              234,941
                                                                ----             ----           ----------
Net increase in net assets..................................      56              161              487,887
Net assets, beginning of year...............................       0                0            1,285,915
                                                                ----             ----           ----------
Net assets, end of year.....................................    $ 56             $161           $1,773,802
                                                                ====             ====           ==========



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                 (IN THOUSANDS)



                                                                      PIC                                    PIC
                                                           PIC       GROWTH         PIC          PIC        SMALL        PIC
                                                          MONEY       AND      INTERNATIONAL    GLOBAL       CAP         CORE
                                                          MARKET     INCOME       EQUITY        INCOME      VALUE     US EQUITY
                                                         --------   --------   -------------   --------   ---------   ----------
FROM OPERATIONS
Net investment income (loss)...........................  $   175    $   (895)    $ (2,119)     $   644    $ (1,037)    $ (1,515)
Net realized gain on investments.......................        0      26,628        8,148        1,578      11,705        2,692
Net unrealized appreciation (depreciation) of
 investments during the period.........................        0     (45,439)      19,473        2,463     (30,579)      39,310
                                                         -------    --------     --------      -------    --------     --------
Net increase (decrease) in net assets resulting from
 operations............................................      175     (19,706)      25,502        4,685     (19,911)      40,487
                                                         -------    --------     --------      -------    --------     --------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments..........................    2,963      44,661       12,821        6,768      10,542       28,760
Contract maintenance fees..............................       (2)       (156)         (66)         (18)        (47)         (79)
Surrenders.............................................   (3,374)    (15,674)      (4,972)      (2,848)     (3,550)      (7,436)
Death benefits.........................................      (36)     (2,354)      (1,136)        (492)       (713)      (1,431)
Transfers (to) from other portfolios...................    1,990      23,970       10,038        5,635       5,260       24,367
                                                         -------    --------     --------      -------    --------     --------
Net increase in net assets resulting from variable
 annuity contract transactions.........................    1,541      50,447       16,685        9,045      11,492       44,181
                                                         -------    --------     --------      -------    --------     --------
Total increase (decrease) in net assets................    1,716      30,741       42,187       13,730      (8,419)      84,668
Net assets, beginning of year..........................    3,588     355,554      131,345       48,720     107,427      176,789
                                                         -------    --------     --------      -------    --------     --------
Net assets, end of year................................  $ 5,304    $386,295     $173,532      $62,450    $ 99,008     $261,457
                                                         =======    ========     ========      =======    ========     ========

                                                                    CALVERT
                                                                     SOCIAL
                                                           PIC       SMALL     CALVERT
                                                         CAPITAL      CAP       SOCIAL
                                                          GROWTH     GROWTH    BALANCED
                                                         --------   --------   --------
FROM OPERATIONS
Net investment income (loss)...........................  $   (932)    $ (4)     $   94
Net realized gain on investments.......................     2,656        7         304
Net unrealized appreciation (depreciation) of
 investments during the period.........................    29,948      (21)        118
                                                         --------     ----      ------
Net increase (decrease) in net assets resulting from
 operations............................................    31,672      (18)        516
                                                         --------     ----      ------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments..........................    23,615      232       2,395
Contract maintenance fees..............................       (40)       0          (1)
Surrenders.............................................    (2,925)      (1)        (96)
Death benefits.........................................      (711)       0         (30)
Transfers (to) from other portfolios...................    26,394      200       2,315
                                                         --------     ----      ------
Net increase in net assets resulting from variable
 annuity contract transactions.........................    46,333      431       4,583
                                                         --------     ----      ------
Total increase (decrease) in net assets................    78,005      413       5,099
Net assets, beginning of year..........................    74,411      137       1,051
                                                         --------     ----      ------
Net assets, end of year................................  $152,416     $550      $6,150
                                                         ========     ====      ======



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                 (IN THOUSANDS)


                                                                     MFS
                                               MFS                  GROWTH      MFS      OPPENHEIMER                   OPPENHEIMER
                                            EMERGING      MFS        WITH      TOTAL      AGGRESSIVE    OPPENHEIMER     GROWTH AND
                                             GROWTH     RESEARCH    INCOME     RETURN       GROWTH         GROWTH         INCOME
                                            ---------   --------   --------   --------   ------------   ------------   ------------
FROM OPERATIONS
Net investment income (loss)..............   $  (121)   $  (191)   $  (127)   $   (30)     $   (80)       $   (83)       $  (125)
Net realized gain (loss) on investments...        54        238          2         72           97            467            256
Net unrealized appreciation (depreciation)
 of investments during the period.........     2,954      3,074      2,041        696          899          1,756            345
                                             -------    -------    -------    -------      -------        -------        -------
Net increase (decrease) in net assets
 resulting from operations................     2,887      3,121      1,916        738          916          2,140            476
                                             -------    -------    -------    -------      -------        -------        -------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contract owners' net payments.............     5,571      9,052      7,664      3,750        4,312          5,906          8,994
Contract maintenance fees.................        (3)        (5)        (2)        (1)          (2)            (2)            (2)
Surrenders................................      (177)      (303)      (326)      (135)         (89)          (123)          (246)
Death benefits............................      (103)      (122)       (57)       (45)         (51)           (52)          (164)
Transfers (to) from other portfolios......     5,067      8,308      7,524      6,982        3,632          4,546          8,102
                                             -------    -------    -------    -------      -------        -------        -------
Net increase in net assets resulting from
 variable annuity contract transactions...    10,355     16,930     14,803     10,551        7,802         10,275         16,684
                                             -------    -------    -------    -------      -------        -------        -------
Total increase (decrease) in net assets...    13,242     20,051     16,719     11,289        8,718         12,415         17,160
Net assets, beginning of year.............     3,321      6,286      2,671      1,748        2,613          3,609          2,932
                                             -------    -------    -------    -------      -------        -------        -------
Net assets, end of year...................   $16,563    $26,337    $19,390    $13,037      $11,331        $16,024        $20,092
                                             =======    =======    =======    =======      =======        =======        =======


                                            OPPENHEIMER
                                             STRATEGIC
                                                BOND         TOTAL
                                            ------------   ----------
FROM OPERATIONS
Net investment income (loss)..............    $   (40)     $   (6,386)
Net realized gain (loss) on investments...         59          54,963
Net unrealized appreciation (depreciation)
 of investments during the period.........         48          27,086
                                              -------      ----------
Net increase (decrease) in net assets
 resulting from operations................         67          75,663
                                              -------      ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contract owners' net payments.............      5,764         183,770
Contract maintenance fees.................         (2)           (428)
Surrenders................................       (341)        (42,616)
Death benefits............................        (49)         (7,546)
Transfers (to) from other portfolios......      7,619         151,949
                                              -------      ----------
Net increase in net assets resulting from
 variable annuity contract transactions...     12,991         285,129
                                              -------      ----------
Total increase (decrease) in net assets...     13,058         360,792
Net assets, beginning of year.............      2,921         925,123
                                              -------      ----------
Net assets, end of year...................    $15,979      $1,285,915
                                              =======      ==========



   The accompanying notes are an integral part of these financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT



                         NOTES TO FINANCIAL STATEMENTS



                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                 (IN THOUSANDS)



1. ORGANIZATION



    The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.



    Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.



    At December 31, 1998, the Separate Account was comprised of seven proprietary sub-accounts and ten independent sub-accounts. The seven proprietary sub-accounts were the PIC Money Market, PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC Core US Equity, and PIC Capital Growth sub-accounts. Funds are transferred to Protective Investment Company in exchange for shares of the corresponding portfolio. The ten independent sub-accounts were the Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, Oppenheimer Aggressive Growth, Oppenheimer Growth, Oppenheimer Growth and Income, and Oppenheimer Strategic Bond, sub-accounts. These ten independent sub-accounts were added July 1, 1997 with sales beginning on that date. The Separate Account invests contract owners' funds in exchange for shares in the independent funds and holds the shares for the contract owners.



    During the year ended December 31, 1999, the Separate Account added six additional sub-accounts. The additional sub-accounts are the MFS New Discovery, MFS Utilities, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, and Van Eck Real Estate sub-accounts. These six sub-accounts were added November 5, 1998, with sales beginning in 1999. Additionally, the Oppenheimer Growth Fund changed its name to the Oppenheimer Capital Appreciation Fund, and the PIC Money Market account was replaced with the Oppenheimer Money Fund. Results of the operations and changes in net assets in the PIC Money Market sub-account and the Oppenheimer Money Fund are combined for the year ended December 31, 1999.



    Gross premiums from the Contracts are allocated to the sub-accounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of Protective Life.



    Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account balance for the years ended December 31, 1999 and 1998 was $302.5 million and $268.3 million, respectively.



    Transfers to/from other portfolios, included in the statement of changes in net assets, are transfers between the individual sub-accounts and the sub-accounts and the Guaranteed Account.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT



                         NOTES TO FINANCIAL STATEMENTS



                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                 (IN THOUSANDS)



2. SIGNIFICANT ACCOUNTING POLICIES



    INVESTMENT VALUATION: Investments are made in shares and are valued at the net asset values of the respective portfolios. Transactions with the Funds are recorded on the trade date. Dividend income is recorded on the ex-dividend date.



    REALIZED GAINS AND LOSSES: Realized gains and losses on investments include gains and losses on redemptions of the Fund's shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Fund.



    DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS: Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the Investment Company financials.



    USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make various estimates that affect the reported amounts of assets and liabilities, at the date of the financial statements, as well as the reported amounts of income and expenses, during the reporting period. Actual results could differ from those estimates.



    FEDERAL INCOME TAXES: The result of operations of the Separate Account is included in the federal income tax return of Protective Life. Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.



    RECLASSIFICATIONS: Certain reclassifications have been made in previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net assets.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT



                         NOTES TO FINANCIAL STATEMENTS



                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                 (IN THOUSANDS)



3. INVESTMENTS



    At December 31, 1999 and 1998, the investments by the respective sub-accounts were as follows (in thousands, except share data):



                                                                           1999
                                                          ---------------------------------------
                                                            SHARES         COST      MARKET VALUE
                                                          -----------   ----------   ------------
PIC Growth and Income...................................   23,301,826   $  308,888    $  342,912
PIC International Equity................................   11,849,663      139,761       221,310
PIC Global Income.......................................    6,006,984       61,179        62,933
PIC Small Cap Value.....................................    9,221,453       95,437        80,004
PIC Core US Equity......................................   13,498,580      221,964       366,323
PIC Capital Growth......................................    9,923,557      167,834       260,922
Calvert Social Small Cap Growth.........................       77,089          885         1,023
Calvert Social Balanced.................................    5,978,567       12,967        12,968
MFS Emerging Growth.....................................    1,745,334       37,440        66,218
MFS Research............................................    2,660,235       48,628        62,090
MFS Growth With Income..................................    3,101,815       60,799        66,100
MFS Total Return........................................    1,830,649       32,183        32,494
MFS New Discovery.......................................      167,421        2,251         2,891
MFS Utilities...........................................      103,161        2,138         2,492
Oppenheimer Aggressive Growth...........................      391,727       18,581        32,243
Oppenheimer Capital Appreciation........................    1,114,886       41,172        55,566
Oppenheimer Growth and Income...........................    2,289,054       48,838        56,379
Oppenheimer Money Fund..................................   14,621,300       14,621        14,621
Oppenheimer Strategic Bond..............................    5,481,996       27,572        27,246
Oppenheimer Global Securities...........................      170,276        4,424         5,689
Oppenheimer High Income.................................       97,970        1,050         1,050
Van Eck Hard Asset......................................        5,065           53            56
Van Eck Real Estate.....................................       17,622          165           161
                                                          -----------   ----------    ----------
                                                          113,656,230   $1,348,830    $1,773,691
                                                          ===========   ==========    ==========

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT



                         NOTES TO FINANCIAL STATEMENTS



                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                 (IN THOUSANDS)



3. INVESTMENTS (CONTINUED)



                                                                            1998
                                                           --------------------------------------
                                                             SHARES        COST      MARKET VALUE
                                                           ----------   ----------   ------------
PIC Money Market.........................................   5,304,961   $    5,305    $    5,305
PIC Growth and Income....................................  27,458,284      373,386       386,297
PIC International Equity.................................  12,131,396      143,493       173,533
PIC Global Income........................................   5,864,080       59,678        62,451
PIC Small Cap Value......................................  11,436,929      117,080        99,008
PIC Core US Equity.......................................  11,800,174      181,268       261,457
PIC Capital Growth.......................................   7,305,467      109,839       152,416
Calvert Social Small Cap Growth..........................      49,445          584           550
Calvert Social Balanced..................................   2,877,861        6,085         6,150
MFS Emerging Growth......................................     771,472       13,607        16,564
MFS Research.............................................   1,382,383       23,248        26,334
MFS Growth With Income...................................     964,237       17,308        19,391
MFS Total Return.........................................     719,354       12,291        13,035
Oppenheimer Aggressive Growth............................     252,736       10,488        11,330
Oppenheimer Growth.......................................     436,935       14,275        16,022
Oppenheimer Growth and Income............................     981,040       19,637        20,092
Oppenheimer Strategic Bond...............................   3,120,780       15,953        15,979
                                                           ----------   ----------    ----------
                                                           92,857,534   $1,123,525    $1,285,914
                                                           ==========   ==========    ==========



    During the year ended December 31, 1999, transactions in shares were as follows (in thousands, except share data):



                                                                                                                 CALVERT
                                 PIC                                        PIC                                   SOCIAL
                               GROWTH           PIC           PIC          SMALL          PIC          PIC        SMALL
                                 AND       INTERNATIONAL     GLOBAL         CAP         CORE US      CAPITAL       CAP
                               INCOME         EQUITY         INCOME        VALUE        EQUITY        GROWTH      GROWTH
                             -----------   -------------   ----------   -----------   -----------   ----------   --------
Shares purchased...........      425,378        413,482       802,577       267,678     1,859,304    2,700,712    40,528
Shares received from
  reinvestment of
  dividends................      318,252        228,108        26,596         1,945        57,633      128,367        29
                             -----------    -----------    ----------   -----------   -----------   ----------   -------
Total shares acquired......      743,630        641,590       829,173       269,623     1,916,937    2,829,079    40,557
Shares redeemed............   (4,900,088)      (923,323)     (686,269)   (2,485,099)     (218,531)    (210,989)  (12,913)
                             -----------    -----------    ----------   -----------   -----------   ----------   -------
Net increase in shares
  owned....................   (4,156,458)      (281,733)      142,904    (2,215,476)    1,698,406    2,618,090    27,644
Shares owned, beginning of
  period...................   27,458,284     12,131,396     5,864,080    11,436,929    11,800,174    7,305,467    49,445
                             -----------    -----------    ----------   -----------   -----------   ----------   -------
Shares owned, end of
  period...................   23,301,826     11,849,663     6,006,984     9,221,453    13,498,580    9,923,557    77,089
                             ===========    ===========    ==========   ===========   ===========   ==========   =======
Cost of shares acquired....  $    12,261    $    10,514    $    9,117   $     2,831   $    46,668   $   63,512   $   442
                             ===========    ===========    ==========   ===========   ===========   ==========   =======
Cost of shares redeemed....  $   (76,759)   $   (14,246)   $   (7,615)  $   (24,473)  $    (5,972)  $   (5,517)  $  (141)
                             ===========    ===========    ==========   ===========   ===========   ==========   =======

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT



                         NOTES TO FINANCIAL STATEMENTS



                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                 (IN THOUSANDS)



3. INVESTMENTS (CONTINUED)



                                                                             MFS
                                    CALVERT        MFS                      GROWTH        MFS          MFS
                                     SOCIAL      EMERGING       MFS          WITH        TOTAL         NEW         MFS
                                    BALANCED      GROWTH      RESEARCH      INCOME       RETURN     DISCOVERY   UTILITIES
                                   ----------   ----------   ----------   ----------   ----------   ---------   ---------
Shares purchased.................   2,933,116    1,000,104    1,278,500    2,141,878    1,081,626    177,523     110,952
Shares received from reinvestment
  of dividends...................     575,681            0       22,937       12,820       56,004      2,906          12
                                   ----------   ----------   ----------   ----------   ----------   --------    --------
Total shares acquired............   3,508,797    1,000,104    1,301,437    2,154,698    1,137,630    180,429     110,964
Shares redeemed..................    (408,091)     (26,242)     (23,585)     (17,120)     (26,335)   (13,008)     (7,803)
                                   ----------   ----------   ----------   ----------   ----------   --------    --------
Net increase in shares owned.....   3,100,706      973,862    1,277,852    2,137,578    1,111,295    167,421     103,161
Shares owned, beginning of
  period.........................   2,877,861      771,472    1,382,383      964,237      719,354          0           0
                                   ----------   ----------   ----------   ----------   ----------   --------    --------
Shares owned, end of period......   5,978,567    1,745,334    2,660,235    3,101,815    1,830,649    167,421     103,161
                                   ==========   ==========   ==========   ==========   ==========   ========    ========
Cost of shares acquired..........  $    7,803   $   24,696   $   25,932   $   43,961   $   20,438   $  2,520    $  2,330
                                   ==========   ==========   ==========   ==========   ==========   ========    ========
Cost of shares redeemed..........  $     (921)  $     (864)  $     (551)  $     (470)  $     (546)  $   (269)   $   (193)
                                   ==========   ==========   ==========   ==========   ==========   ========    ========



                                                         OPPENHEIMER
                           OPPENHEIMER    OPPENHEIMER       GROWTH                     OPPENHEIMER    OPPENHEIMER
                            AGGRESSIVE      CAPITAL          AND        OPPENHEIMER     STRATEGIC        GLOBAL      OPPENHEIMER
                              GROWTH      APPRECIATION      INCOME       MONEY FUND        BOND        SECURITIES    HIGH INCOME
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
Shares purchased.........     160,631         670,052      1,305,794     19,269,127      2,385,051       170,422        178,750
Shares received from
  reinvestment of
  dividends..............           0          23,779         14,239        432,727        219,448            99             23
                             --------      ----------     ----------    -----------     ----------      --------       --------
Total shares acquired....     160,631         693,831      1,320,033     19,701,854      2,604,499       170,521        178,773
Shares redeemed..........     (21,640)        (15,880)       (12,019)   (10,385,515)      (243,283)         (245)       (80,803)
                             --------      ----------     ----------    -----------     ----------      --------       --------
Net increase in shares
  owned..................     138,991         677,951      1,308,014      9,316,339      2,361,216       170,276         97,970
Shares owned, beginning
  of period..............     252,736         436,935        981,040      5,304,961      3,120,780             0              0
                             --------      ----------     ----------    -----------     ----------      --------       --------
Shares owned, end of
  period.................     391,727       1,114,886      2,289,054     14,621,300      5,481,996       170,276         97,970
                             ========      ==========     ==========    ===========     ==========      ========       ========
Cost of shares
  acquired...............    $  9,325      $   27,719     $   29,776    $    20,254     $   12,921      $  4,497       $  1,926
                             ========      ==========     ==========    ===========     ==========      ========       ========
Cost of shares
  redeemed...............    $ (1,233)     $     (823)    $     (576)   $   (10,938)    $   (1,302)     $    (73)      $   (877)
                             ========      ==========     ==========    ===========     ==========      ========       ========

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT



                         NOTES TO FINANCIAL STATEMENTS



                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                 (IN THOUSANDS)



3. INVESTMENTS (CONTINUED)



                                                              VAN ECK
                                                                HARD       VAN ECK
                                                               ASSET     REAL ESTATE
                                                              --------   -----------
Shares purchased............................................    7,114       18,392
Shares received from reinvestment of dividends..............        0            0
                                                              -------      -------
Total shares acquired.......................................    7,114       18,392
Shares redeemed.............................................   (2,049)        (770)
                                                              -------      -------
Net increase in shares owned................................    5,065       17,622
Shares owned, beginning of period...........................        0            0
                                                              -------      -------
Shares owned, end of period.................................    5,065       17,622
                                                              =======      =======
Cost of shares acquired.....................................  $    74      $   173
                                                              =======      =======
Cost of shares redeemed.....................................  $   (21)     $    (8)
                                                              =======      =======



    During the year ended December 31, 1998, transactions in shares were as follows (in thousands, except share data):


                                                                                                                          CALVERT
                                          PIC                                        PIC                                   SOCIAL
                           PIC          GROWTH           PIC           PIC          SMALL          PIC          PIC        SMALL
                          MONEY           AND       INTERNATIONAL     GLOBAL         CAP         CORE US      CAPITAL       CAP
                          MARKET        INCOME         EQUITY         INCOME        VALUE        EQUITY        GROWTH      GROWTH
                       ------------   -----------   -------------   ----------   -----------   -----------   ----------   --------
Shares purchased.....    11,715,106     3,331,957      1,290,753       971,363     1,225,909     2,111,671    2,491,965    39,534
Shares received from
  reinvestment of
  dividends..........       248,570     2,218,535        579,579       281,841     1,466,219       189,588      155,774       665
                       ------------   -----------    -----------    ----------   -----------   -----------   ----------   -------
Total shares
  acquired...........    11,963,676     5,550,492      1,870,332     1,253,204     2,692,128     2,301,259    2,647,739    40,199
Shares redeemed......   (10,229,768)     (647,253)      (287,137)     (196,985)     (416,418)     (104,877)     (45,973)   (2,134)
                       ------------   -----------    -----------    ----------   -----------   -----------   ----------   -------
Net increase in
  shares owned.......     1,733,908     4,903,239      1,583,195     1,056,219     2,275,710     2,196,382    2,601,766    38,065
Shares owned,
  beginning of
  period.............     3,571,053    22,555,045     10,548,201     4,807,861     9,161,219     9,603,792    4,703,701    11,380
                       ------------   -----------    -----------    ----------   -----------   -----------   ----------   -------
Shares owned, end of
  period.............     5,304,961    27,458,284     12,131,396     5,864,080    11,436,929    11,800,174    7,305,467    49,445
                       ============   ===========    ===========    ==========   ===========   ===========   ==========   =======
Cost of shares
  acquired...........  $     11,964   $    86,018    $    26,561    $   13,374   $    26,471   $    47,417   $   48,833   $   458
                       ============   ===========    ===========    ==========   ===========   ===========   ==========   =======
Cost of shares
  redeemed...........  $    (10,230)  $    (9,813)   $    (3,842)   $   (2,107)  $    (4,306)  $    (2,061)  $     (776)  $   (24)
                       ============   ===========    ===========    ==========   ===========   ===========   ==========   =======


                        CALVERT
                         SOCIAL
                        BALANCED
                       ----------
Shares purchased.....   2,236,805
Shares received from
  reinvestment of
  dividends..........     209,275
                       ----------
Total shares
  acquired...........   2,446,080
Shares redeemed......     (98,358)
                       ----------
Net increase in
  shares owned.......   2,347,722
Shares owned,
  beginning of
  period.............     530,139
                       ----------
Shares owned, end of
  period.............   2,877,861
                       ==========
Cost of shares
  acquired...........  $    5,183
                       ==========
Cost of shares
  redeemed...........  $     (203)
                       ==========

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT



                         NOTES TO FINANCIAL STATEMENTS



                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                 (IN THOUSANDS)



3. INVESTMENTS (CONTINUED)



                                                       MFS                                               OPPENHEIMER
                               MFS                    GROWTH      MFS      OPPENHEIMER                      GROWTH      OPPENHEIMER
                            EMERGING       MFS         WITH      TOTAL      AGGRESSIVE    OPPENHEIMER        AND         STRATEGIC
                             GROWTH      RESEARCH     INCOME     RETURN       GROWTH         GROWTH         INCOME          BOND
                            ---------   ----------   --------   --------   ------------   ------------   ------------   ------------
Shares purchased..........   568,571       981,678    807,870    610,804      191,902        319,277        835,284       2,654,705
Shares received from
  reinvestment of
  dividends...............     2,945        14,624          0      7,874        2,611         15,302         12,085          28,721
                            --------    ----------   --------   --------     --------       --------       --------      ----------
Total shares acquired.....   571,516       996,302    807,870    618,678      194,513        334,579        847,369       2,683,426
Shares redeemed...........    (5,797)      (12,005)    (6,119)    (4,392)      (5,582)        (8,915)        (8,767)       (135,938)
                            --------    ----------   --------   --------     --------       --------       --------      ----------
Net increase in shares
  owned...................   565,719       984,297    801,751    614,286      188,931        325,664        838,602       2,547,488
Shares owned, beginning of
  period..................   205,753       398,086    162,486    105,068       63,805        111,271        142,438         573,292
                            --------    ----------   --------   --------     --------       --------       --------      ----------
Shares owned, end of
  period..................   771,472     1,382,383    964,237    719,354      252,736        436,935        981,040       3,120,780
                            ========    ==========   ========   ========     ========       ========       ========      ==========
Cost of shares acquired...  $ 10,390    $   17,169   $ 14,791   $ 10,667     $  8,020       $ 10,948       $ 16,995      $   13,680
                            ========    ==========   ========   ========     ========       ========       ========      ==========
Cost of shares redeemed...  $   (101)   $     (195)  $   (113)  $    (75)    $   (202)      $   (292)      $   (180)     $     (684)
                            ========    ==========   ========   ========     ========       ========       ========      ==========



4. RELATED PARTY TRANSACTIONS



   Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.



    The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds.



    Protective Life offers a loan privilege to certain contract owners. These contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $0.4 million at December 31, 1999 and 1998, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Directors and Share Owner
Protective Life Insurance Company
Birmingham, Alabama



    In our opinion, the consolidated financial statements listed in the index on page F-1 of this Form N-4 present fairly, in all material respects, the consolidated financial position of Protective Life Insurance Company and Subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. In addition, in our opinion, the financial statement schedules listed in the index on page F-1 present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP



February 23, 2000
Birmingham, Alabama

                       PROTECTIVE LIFE INSURANCE COMPANY



                       CONSOLIDATED STATEMENTS OF INCOME
                             (DOLLARS IN THOUSANDS)



                                           YEAR ENDED DECEMBER 31
                                     ----------------------------------
                                        1999        1998        1997
                                     ----------  ----------  ----------
REVENUES
  Premiums and policy fees.........  $1,137,256  $1,027,340  $  814,420
  Reinsurance ceded................    (538,033)   (459,215)   (334,214)
                                     ----------  ----------  ----------
    Net of reinsurance ceded.......     599,223     568,125     480,206
  Net investment income............     623,231     603,795     557,488
  Realized investment gains........       4,760       2,136       1,824
  Other income.....................      27,102      20,201       6,149
                                     ----------  ----------  ----------
                                      1,254,316   1,194,257   1,045,667
                                     ----------  ----------  ----------
BENEFITS AND EXPENSES
  Benefits and settlement expenses
    (net of reinsurance ceded:
    1999-$344,474; 1998-$330,494;
    1997-$180,605).................     771,527     730,496     658,872
  Amortization of deferred policy
    acquisition costs..............     104,913     111,188     107,175
  Other operating expenses (net of
    reinsurance ceded:
    1999-$150,570; 1998-$166,375;
    1997-$90,045)..................     176,439     172,228     129,870
                                     ----------  ----------  ----------
                                      1,052,879   1,013,912     895,917
                                     ----------  ----------  ----------
INCOME BEFORE INCOME TAX...........     201,437     180,345     149,750
INCOME TAX EXPENSE (BENEFIT)
    Current........................      47,504      48,237      66,283
    Deferred.......................      25,675      14,925     (13,981)
                                     ----------  ----------  ----------
                                         73,179      63,162      52,302
                                     ----------  ----------  ----------
NET INCOME.........................  $  128,258  $  117,183  $   97,448
                                     ==========  ==========  ==========



                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY



                          CONSOLIDATED BALANCE SHEETS
                (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)



                                                DECEMBER 31
                                          ------------------------
                                             1999         1998
                                          -----------  -----------
ASSETS
Investments:
  Fixed maturities, at market (amortized
     cost: 1999-$6,517,851;
     1998-$6,307,274)...................  $ 6,275,607  $ 6,400,262
  Equity securities, at market (cost:
     1999-$32,092; 1998-$15,151)........       30,696       12,258
  Mortgage loans on real estate.........    1,946,690    1,623,603
  Investment real estate, net of
     accumulated depreciation
     (1999-$1,014; 1998-$782)...........       15,582       14,868
  Policy loans..........................      232,126      232,670
  Other long-term investments...........       68,890       70,078
  Short-term investments................       81,171      159,655
                                          -----------  -----------
    Total investments...................    8,650,762    8,513,394
Accrued investment income...............      101,120      100,395
Accounts and premiums receivable, net of
   allowance for uncollectible amounts
   (1999-$2,540; 1998-$4,304)...........       45,852       31,265
Reinsurance receivables.................      859,684      756,370
Deferred policy acquisition costs.......    1,011,524      841,425
Property and equipment, net.............       49,002       42,374
Other assets............................       27,712       34,632
Receivable from related parties.........       13,059
Assets related to separate accounts
  Variable Annuity......................    1,778,618    1,285,952
  Variable Universal Life...............       40,293       13,606
  Other.................................        3,517        3,482
                                          -----------  -----------
                                          $12,581,143  $11,622,895
                                          ===========  ===========
LIABILITIES
Policy liabilities and accruals:
  Future policy benefits and claims.....  $ 4,566,426  $ 4,140,003
  Unearned premiums.....................      507,659      389,294
                                          -----------  -----------
                                            5,074,085    4,529,297
Stable value investment contract
   deposits.............................    2,680,009    2,691,697
Annuity deposits........................    1,639,231    1,519,820
Other policyholders' funds..............      116,815      219,356
Other liabilities.......................      293,862      226,310
Accrued income taxes....................      (25,833)     (10,992)
Deferred income taxes...................      (32,335)      51,735
Note payable............................        2,338        2,363
Indebtedness to related parties.........       14,000       20,898
Liabilities related to separate accounts
  Variable Annuity......................    1,778,618    1,285,952
  Variable Universal Life...............       40,293       13,606
  Other.................................        3,517        3,482
                                          -----------  -----------
    Total liabilities...................   11,584,600   10,553,524
                                          -----------  -----------

COMMITMENTS AND CONTINGENT
   LIABILITIES -- NOTE G

SHARE-OWNER'S EQUITY
Preferred Stock, $1.00 par value, shares
   authorized and issued: 2,000,
   liquidation preference $2,000........            2            2
Common Stock, $1.00 par value...........        5,000        5,000
  Shares authorized and issued:
     5,000,000
Additional paid-in capital..............      327,992      327,992
Note receivable from PLC Employee Stock
   Ownership Plan.......................       (5,148)      (5,199)
Retained earnings.......................      814,777      686,519
Accumulated other comprehensive income
  Net unrealized gains on investments
     (net of income tax: 1999-$(78,658);
     1998-$29,646)......................     (146,080)      55,057
                                          -----------  -----------
    Total share-owner's equity..........      996,543    1,069,371
                                          -----------  -----------
                                          $12,581,143  $11,622,895
                                          ===========  ===========



                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY



                CONSOLIDATED STATEMENTS OF SHARE-OWNER'S EQUITY
                (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)



                                                                NOTE
                                                             RECEIVABLE                  NET
                                                 ADDITIONAL     FROM                  UNREALIZED        TOTAL
                           PREFERRED   COMMON     PAID-IN       PLC      RETAINED   GAINS (LOSSES)  SHARE-OWNER'S
                             STOCK      STOCK     CAPITAL       ESOP     EARNINGS   ON INVESTMENTS     EQUITY
                           ---------  ---------  ----------  ----------  ---------  --------------  -------------
Balance, December 31,
  1996...................     $2       $5,000     $237,992    $(5,579)   $532,088     $   6,688      $  776,191
                                                                                                     ----------
  Net income for 1997....                                                  97,448                        97,448
  Increase in net
    unrealized gains on
    investments (net of
    income tax-
    $30,275).............                                                                56,225          56,225
  Reclassification
    adjustment for
    amounts included in
    net income (net of
    income tax:
    $(638))..............                                                                (1,186)         (1,186)
                                                                                                     ----------
  Comprehensive income
    for 1997.............                                                                               152,487
                                                                                                     ----------
  Preferred dividends
    ($50 per share)......                                                    (100)                         (100)
  Capital contribution
    from PLC.............                           90,000                                               90,000
  Decrease in note
    receivable from PLC
    ESOP.................                                         201                                       201
                              --       ------     --------    -------    --------     ---------      ----------
Balance, December 31,
  1997...................      2        5,000      327,992     (5,378)    629,436        61,727       1,018,779
                                                                                                     ----------
  Net income for 1998....                                                 117,183                       117,183
  Decrease in net
    unrealized gains on
    investments (net of
    income tax --
    $(2,844))............                                                                (5,281)         (5,281)
  Reclassification
    adjustment for
    amounts included in
    net income (net of
    income tax:
    $(747))..............                                                                (1,389)         (1,389)
                                                                                                     ----------
  Comprehensive income
    for 1998.............                                                                               110,513
                                                                                                     ----------
  Common dividends ($12
    per share)...........                                                 (60,000)                      (60,000)
  Preferred dividends
    ($50 per share)......                                                    (100)                         (100)
  Decrease in note
    receivable from PLC
    ESOP.................                                         179                                       179
                              --       ------     --------    -------    --------     ---------      ----------
Balance, December 31,
  1998...................      2        5,000      327,992     (5,199)    686,519        55,057       1,069,371
                                                                                      ---------
  Net income for 1999....                                                 128,258                       128,258
  Decrease in net
    unrealized gains on
    investments (net of
    income tax --
    $(106,638))..........                                                              (198,043)       (198,043)
  Reclassification
    adjustment for
    amounts included In
    net income (net of
    income tax --
    $(1,666))............                                                                (3,094)         (3,094)
                                                                                                     ----------
  Comprehensive loss for
    1999.................                                                                               (72,879)
                                                                                                     ----------
  Decrease in note
    receivable from PLC
    ESOP.................                                          51                                        51
                              --       ------     --------    -------    --------     ---------      ----------
Balance, December 31,
  1999...................     $2       $5,000     $327,992    $(5,148)   $814,777     $(146,080)     $  996,543
                              ==       ======     ========    =======    ========     =========      ==========



                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY



                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)



                                                   DECEMBER 31
                                     ---------------------------------------
                                         1999          1998         1997
                                     ------------  ------------  -----------
CASH FLOWS FROM OPERATING
   ACTIVITIES
  Net income.......................  $    128,258  $    117,183  $    97,448
  Adjustments to reconcile net
     income to net cash provided by
     operating activities:
    Realized investment gains......        (4,760)       (2,136)      (1,824)
    Amortization of deferred policy
       acquisition costs...........       104,913       111,188      107,175
    Capitalization of deferred
       policy acquisition costs....      (239,483)     (192,838)    (135,211)
    Depreciation expense...........        10,513         7,110        5,124
    Deferred income taxes..........        24,234        14,925      (17,918)
    Accrued income taxes...........       (14,841)      (11,933)      (5,558)
    Interest credited to universal
       life and investment
       products....................       331,746       352,721      299,004
    Policy fees assessed on
       universal life and
       investment products.........      (165,818)     (139,689)    (131,582)
    Change in accrued investment
       income and other
       receivables.................      (119,183)     (159,362)    (158,798)
    Change in policy liabilities
       and other policyholder funds
       of traditional life and
       health products.............       215,201       322,464      279,522
    Change in other liabilities....        67,552       (19,771)      65,393
    Other (net)....................        (5,526)      (22,634)      (1,133)
                                     ------------  ------------  -----------
Net cash provided by operating
   activities......................       332,806       377,228      401,642
                                     ------------  ------------  -----------
CASH FLOWS FROM INVESTING
   ACTIVITIES
  Maturities and principal
     reduction of investments:
    Investments available for
       sale........................     9,973,742    10,445,407    6,462,663
    Other..........................       243,280       198,559      324,242
  Sale of investments:
    Investment available for
       sale........................       537,343     1,080,265    1,108,058
    Other..........................       267,892       155,906      695,270
  Cost of investments acquired:
    Investments available for
       sale........................   (10,625,354)  (11,505,098)  (8,426,980)
    Other..........................      (864,100)     (662,350)    (718,335)
  Acquisitions and bulk reinsurance
     assumptions...................        46,508                   (169,124)
  Purchase of property and
     equipment.....................       (18,075)      (13,077)      (6,087)
  Sale of property and equipment...           151                      2,681
                                     ------------  ------------  -----------
Net cash used in investing
   activities......................      (438,613)     (300,388)    (727,612)
                                     ------------  ------------  -----------
CASH FLOWS FROM FINANCING
   ACTIVITIES
  Borrowings under line of credit
     arrangements and long-term
     debt..........................     4,351,177     1,975,800    1,159,538
  Capital contribution from PLC....                                   90,000
  Principal payments on line of
     credit arrangements and
     long-term debt................    (4,351,203)   (1,973,437)  (1,159,538)
  Principal payment on surplus note
     to PLC........................        (4,000)       (2,000)      (4,693)
  Dividends to share owner.........                     (60,100)        (100)
  Investment product deposits and
     change in universal life
     deposits......................     1,300,736       981,124      910,659
  Investment product withdrawals...    (1,190,903)   (1,037,424)    (745,083)
                                     ------------  ------------  -----------
Net cash provided by (used in)
   financing activities............       105,807      (116,037)     250,783
                                     ============  ============  ===========
INCREASE(DECREASE) IN CASH.........             0       (39,197)     (75,187)
CASH AT BEGINNING OF YEAR..........             0        39,197      114,384
                                     ------------  ------------  -----------
CASH AT END OF YEAR................  $          0  $          0  $    39,197
                                     ============  ============  ===========
SUPPLEMENTAL DISCLOSURES OF CASH
   FLOW INFORMATION
  Cash paid during the year:
    Interest on debt...............  $      5,611  $      8,338  $     4,343
    Income taxes...................  $     56,192  $     57,429  $    70,133
SUPPLEMENTAL SCHEDULE OF NONCASH
   INVESTING AND FINANCING
   ACTIVITIES
    Reduction of principal on note
       from ESOP...................  $         51  $        179  $       201
    Acquisitions and bulk
       reinsurance assumptions
      Assets acquired..............  $     12,502  $    247,894  $ 1,114,832
      Liabilities assumed..........       (12,502)     (380,405)    (902,267)
                                     ------------  ------------  -----------
      Net..........................  $          0  $   (132,511) $   212,565
                                     ============  ============  ===========



                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES



  BASIS OF PRESENTATION



    The accompanying consolidated financial statements of Protective Life Insurance Company and subsidiaries ("Protective") are prepared on the basis of accounting principles generally accepted in the United Sates. Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities. (See also Note B.)



    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make various estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, as well as the reported amounts of revenues and expenses.



ENTITIES INCLUDED



    The consolidated financial statements include the accounts, after intercompany eliminations, of Protective Life Insurance Company and its wholly-owned subsidiaries. Protective is a wholly-owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company.



NATURE OF OPERATIONS



    Protective provides financial services through the production, distribution, and administration of insurance and investment products. Protective markets individual life insurance, dental insurance and managed care services, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, and fixed and variable annuities throughout the United States. Protective also maintains a separate division devoted exclusively to the acquisition of insurance policies from other companies.



    The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to competition, economic conditions, interest rates, investment performance, maintenance of insurance ratings, and other factors.



RECENTLY ISSUED ACCOUNTING STANDARDS



    In 1997 Protective adopted Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities"; SFAS No. 130, "Reporting Comprehensive Income"; and SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information".



    In 1998 PLC adopted SFAS No. 132, "Employers' Disclosures About Pensions and Other Postretirement Benefits."



    In 1999, Protective adopted SFAS No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," and Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," and Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance Related Assessments" issued by the American Institute of Certified Public Accountants.



    The adoption of these accounting standards did not have a material effect on PLC's or Protective's financial statements.



    The Financial Accounting Standards Board has issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." Effective January 1, 2001, SFAS No. 133 will require Protective to report

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


derivative financial instruments on the balance sheet and to carry such derivatives at fair value. The fair values of derivatives increase or decrease as interest rates change. Under SFAS No. 133, changes in fair value are reported as a component of net income or as a change to share-owner's equity, depending upon the nature of the derivative. Although the adoption of SFAS No. 133 will not affect Protective's operations, adoption will introduce volatility into Protective's reported net income and share-owner's equity as interest rates change. Protective has not estimated the potential effect SFAS No. 133 will have on its net income and share-owner's equity.



INVESTMENTS



    Protective has classified all of its investments in fixed maturities, equity securities, and short-term investments as "available for sale".



    Investments are reported on the following bases less allowances for uncollectible amounts on investments, if applicable:



    - Fixed maturities (bonds, and redeemable preferred stocks) -- at current market value. Where market values are unavailable, Protective obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.



    - Equity securities (common and nonredeemable preferred stocks) -- at current market value.



    - Mortgage loans -- at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount.



    - Investment real estate -- at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.



    - Policy loans -- at unpaid balances.



    - Other long-term investments -- at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.



    - Short-term investments -- at cost, which approximates current market value.



    Substantially all short-term investments have maturities of three months or less at the time of acquisition and include approximately $0.8 million in bank deposits voluntarily restricted as to withdrawal.



    As prescribed by SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," certain investments are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to deferred policy acquisition costs, net of income tax reported as a component of share-owner's equity. The market values of fixed maturities increase or decrease as interest rates fall or rise. Therefore, although the adoption of SFAS No. 115 does not affect Protective's operations, its reported share-owner's equity will fluctuate significantly as interest rates change.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    Protective's balance sheets at December 31, prepared on the basis of reporting investments at amortized cost rather than at market values, are as follows:



                                             1999         1998
                                          -----------  -----------
Total investments.......................  $ 8,894,426  $ 8,412,167
Deferred policy acquisition costs.......      992,518      857,949
All other assets........................    2,918,857    2,268,076
                                          -----------  -----------
                                          $12,805,801  $11,538,192
                                          ===========  ===========
Deferred income taxes...................  $    46,243  $    22,089
All other liabilities...................   11,616,935   10,501,789
                                          -----------  -----------
                                           11,663,178   10,523,878
Share-owner's equity....................    1,142,623    1,014,314
                                          -----------  -----------
                                          $12,805,801  $11,538,192
                                          ===========  ===========



    Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.



DERIVATIVE FINANCIAL INSTRUMENTS



    Protective has not used derivative financial instruments for trading purposes. Combinations of interest rate swap contracts, options, and futures contracts are sometimes used as hedges against changes in interest rates for certain investments, primarily outstanding mortgage loan commitments, mortgage loans, and mortgage-backed securities, and liabilities arising from interest-sensitive products. Realized gains and losses on certain contracts are deferred and amortized over the life of the hedged asset or liability, and such amortization is recorded in investment income or interest expense. Any unamortized gain or loss is recorded as a realized investment gain or loss upon the early termination of a hedged asset or liability, or when the anticipated transaction is no longer likely to occur. No realized gains or losses were deferred in 1999 and 1998.



    Protective uses interest rate swap contracts to convert certain investments from a variable to a fixed rate of interest and from a fixed rate to a variable rate of interest. Swap contracts are also used to alter the effective durations of assets and liabilities. Amounts paid or received related to the initiation of certain interest rate swap contracts are deferred and amortized over the life of the related financial instrument, and subsequent periodic settlements are recorded in investment income or interest expense. Gains or losses on contracts terminated upon the early termination of the related financial instrument are recorded as realized investment gains or losses. Amounts paid related to the initiation of interest rate swap contracts were $1.4 million and $1.0 million in 1999 and 1998 respectively. No amounts were received in 1999 and 1998.



    At December 31, 1999, contracts with a notional amount of $1,328.9 million were in a $2.1 million net unrealized gain position. At December 31, 1998, contracts with a notional amount of $1,623.1 million were in a $5.4 million net unrealized gain position. Protective recognized $3.8 million in realized investment gains related to derivative financial instruments in 1999.



    Protective's derivative financial instruments are with highly rated counterparties.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


CASH



    Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. Protective has deposits with certain financial institutions which exceed federally insured limits. Protective has reviewed the credit worthiness of these financial institutions and believes there is minimal risk of a material loss.



PROPERTY AND EQUIPMENT



    Property and equipment are reported at cost. Protective primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.



    Property and equipment consisted of the following at December 31:



                                           1999     1998
                                          -------  -------
Home office building....................  $40,524  $37,959
Other, principally furniture and
  equipment.............................   54,412   58,958
                                          -------  -------
                                           94,936   96,917
Accumulated depreciation................   45,934   54,543
                                          -------  -------
                                          $49,002  $42,374
                                          =======  =======



SEPARATE ACCOUNTS



    The assets and liabilities related to separate accounts in which Protective does not bear the investment risk are valued at market and reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements.



REVENUES AND BENEFITS EXPENSE



    - Traditional Life, Health, and Credit Insurance Products -- Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits and include whole life insurance policies, term and term-like life insurance policies, limited-payment life insurance policies, and certain annuities with life contingencies. Life insurance and immediate annuity premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.
      Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on Protective's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions are graded and range from 2.5% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to Protective and claims incurred but not yet reported. Policy claims are charged to expense in the period that the claims are incurred.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    Activity in the liability for unpaid claims is summarized as follows:



                                       1999      1998      1997
                                     --------  --------  --------
Balance beginning of year..........  $ 90,332  $106,121  $108,159
  Less reinsurance.................    20,019    18,673     6,423
                                     --------  --------  --------
Net balance beginning of year......    70,313    87,448   101,736
                                     --------  --------  --------
Incurred related to:
Current year.......................   311,002   288,015   258,322
Prior year.........................    (5,574)  (10,198)  (14,540)
                                     --------  --------  --------
  Total incurred...................   305,428   277,817   243,782
                                     --------  --------  --------
Paid related to:
Current year.......................   264,298   236,001   203,381
Prior year.........................    40,197    58,951    58,104
                                     --------  --------  --------
  Total paid.......................   304,495   294,952   261,485
                                     --------  --------  --------
Other changes:
  Acquisitions and reserve
    transfers......................     1,668         0     3,415
                                     --------  --------  --------
Net balance end of year............    72,914    70,313    87,448
  Plus reinsurance.................    47,661    20,019    18,673
                                     --------  --------  --------
Balance end of year................   120,575  $ 90,332  $106,121
                                     ========  ========  ========



    - Universal Life and Investment Products -- Universal life and investment products include universal life insurance, guaranteed investment contracts, deferred annuities, and annuities without life contingencies. Revenues for universal life and investment products consist of policy fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 3.4% to 9.4% in 1999.
      Protective's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.



DEFERRED POLICY ACQUISITION COSTS



    Commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products that vary with and are primarily related to the production of new business have been deferred. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization. Under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Gains and Losses from the Sale of Investments," Protective makes certain assumptions regarding the mortality, persistency, expenses, and interest rates it expects to experience in future periods. These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS No. 115, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with Protective's universal life and investment products had been realized.



    The cost to acquire blocks of insurance representing the present value of future profits from such blocks of insurance is also included in deferred policy acquisition costs. Protective amortizes the present value of future profits over the premium payment period, including accrued interest of up to approximately 8%. The unamortized present value of future profits for all acquisitions was approximately $340.6 million and $370.3 million at December 31, 1999 and 1998, respectively. During 1999 $13.3 million of present value of future profits was capitalized (relating to acquisitions made during the year) and $43.0 million was amortized. During 1998 $132.5 million of present value of future profits was capitalized, and $37.1 million was amortized.



INCOME TAXES



    Protective uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the bases of assets and liabilities determined for financial reporting purposes and the bases determined for income tax purposes. Such temporary differences are principally related to the deferral of policy acquisition costs and the provision for future policy benefits and expenses.



RECLASSIFICATIONS



    Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income, total assets, or share-owner's equity.



NOTE B -- RECONCILIATION WITH STATUTORY REPORTING PRACTICES



    Financial statements prepared in conformity with accounting principals generally accepted in the United States (GAAP) differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred, (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions, (c) deferred income taxes are provided for temporary differences between financial and taxable earnings, (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to stock-owner's equity, (e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted items), (f) certain items of interest income, principally accrual of mortgage and bond discounts are amortized differently, and (g) bonds are stated at market instead of amortized cost.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE B -- RECONCILIATION WITH STATUTORY REPORTING PRACTICES (CONTINUED)


    The reconciliations of net income and share-owner's equity prepared in conformity with statutory reporting practices to that reported in the accompanying consolidated financial statements are as follows:



                                    NET INCOME                   SHARE-OWNERS' EQUITY
                           -----------------------------  ----------------------------------
                             1999       1998      1997       1999        1998        1997
                           ---------  --------  --------  ----------  ----------  ----------
In conformity with
  statutory reporting
  practices:(1)..........  $  75,114  $147,077  $134,417  $  567,634  $  531,956  $  579,111
  Additions (deductions)
    by adjustment:
    Deferred policy
      acquisition costs,
      net of
      amortization.......    120,644    68,155    10,310   1,011,524     841,425     632,605
    Deferred income
      tax................    (25,675)  (14,925)   13,981      32,335     (51,735)    (49,417)
    Asset Valuation
      Reserve............                                     41,104      66,922      67,369
    Interest Maintenance
      Reserve............       (226)   (1,355)   (1,434)     19,328      15,507       9,809
    Nonadmitted items....                                     51,350      42,835      30,500
    Other timing and
      valuation
      adjustments........     72,527   (76,214)  (54,494)   (467,130)   (282,480)   (215,448)
    Noninsurance
      affiliates.........     20,698    18,171    17,530                                  (4)
    Consolidation
      elimination........   (134,824)  (23,726)  (22,862)   (259,602)    (95,059)    (35,746)
                           ---------  --------  --------  ----------  ----------  ----------
In conformity with
  generally accepted
  accounting
  principles.............  $ 128,258  $117,183  $ 97,448  $  996,543  $1,069,371  $1,018,779
                           =========  ========  ========  ==========  ==========  ==========


-------------


(1)  Consolidated

    As of December 31, 1999, Protective and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $53.6 million.



    The National Association of Insurance Commissioners has adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification changes current statutory accounting rules in several areas. Protective has not estimated the potential effect the Codification may have on the statutory capital of Protective and its insurance subsidiaries. The Codification will become effective January 1, 2001.



NOTE C -- INVESTMENT OPERATIONS



    Major categories of net investment income for the years ended December 31 are summarized as follows:



                                       1999      1998      1997
                                     --------  --------  --------
Fixed maturities...................  $466,957  $463,416  $396,255
Equity securities..................       775       905     1,186
Mortgage loans on real estate......   172,027   158,461   161,604
Investment real estate.............     1,949     1,224     2,004
Policy loans.......................    15,994    12,346    11,370
Other, principally short-term
  investments......................    20,244    16,536    21,876
                                     --------  --------  --------
                                      677,946   652,888   594,295
Investment expenses................    54,715    49,093    36,807
                                     --------  --------  --------
                                     $623,231  $603,795  $557,488
                                     ========  ========  ========

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE C -- INVESTMENT OPERATIONS (CONTINUED)


    Realized investment gains (losses) for the years ended December 31 are summarized as follows:



                                      1999     1998     1997
                                     -------  -------  -------
Fixed maturities...................  $13,049  $ 4,374  $(8,355)
Equity securities..................   (3,371)  (4,465)   5,975
Mortgage loans and other
  investments......................   (4,918)   2,227    4,204
                                     -------  -------  -------
                                     $ 4,760  $ 2,136  $ 1,824
                                     =======  =======  =======



    Protective recognizes permanent impairments through changes to an allowance for uncollectible amounts on investments. The allowance totaled $20.4 million at December 31, 1999 and $24.1 million at December 31, 1998. Additions and reductions to the allowance are included in realized investment gains (losses). Without such additions/reductions, Protective had net realized investment gains of $1.0 million in 1999, net realized investment gains of $3.2 million in 1998, and net realized investment losses of $6.1 million in 1997.



    In 1999, gross gains on the sale of investments available for sale (fixed maturities, equity securities and short-term investments) were $48.8 million and gross losses were $33.6 million. In 1998, gross gains were $32.3 million and gross losses were $32.5 million. In 1997, gross gains were $21.3 million and gross losses were $23.5 million.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE C -- INVESTMENT OPERATIONS (CONTINUED)


    The amortized cost and estimated market values of Protective's investments classified as available for sale at December 31 are as follows:



                                              GROSS       GROSS     ESTIMATED
                                AMORTIZED   UNREALIZED  UNREALIZED    MARKET
1999                               COST       GAINS       LOSSES      VALUES
------------------------------  ----------  ----------  ----------  ----------
Fixed maturities:
  Bonds:
    Mortgage-backed...........  $2,619,918   $ 18,491    $101,150   $2,537,259
    United States Government
      and authorities.........     154,954        138       1,257      153,835
    States, municipalities,
      and political
      subdivisions............      27,254          7         295       26,966
    Public utilities..........     537,834        301      14,690      523,445
    Convertibles and bonds
      with warrants...........         693          0         155          538
    All other corporate
      bonds...................   3,176,016      5,938     149,591    3,032,363
  Redeemable preferred
    stocks....................       1,182         19           0        1,201
                                ----------   --------    --------   ----------
                                 6,517,851     24,894     267,138    6,275,607
Equity securities.............      32,092        644       2,040       30,696
Short-term investments........      81,171          0           0       81,171
                                ----------   --------    --------   ----------
                                $6,631,114   $ 25,538    $269,178   $6,387,474
                                ==========   ========    ========   ==========



                                              GROSS       GROSS     ESTIMATED
                                AMORTIZED   UNREALIZED  UNREALIZED    MARKET
1998                               COST       GAINS       LOSSES      VALUES
------------------------------  ----------  ----------  ----------  ----------
Fixed maturities:
  Bonds:
    Mortgage-backed...........  $2,581,561   $ 41,626    $ 33,939   $2,589,248
    United States Government
      and authorities.........      72,697      2,812           0       75,509
    States, municipalities,
      and political
      subdivisions............      29,521      1,131           0       30,652
    Public utilities..........     533,082     15,066           0      548,148
    Convertibles and bonds
      with warrants...........         694          0         179          515
    All other corporate
      bonds...................   3,083,782     98,992      32,629    3,150,145
  Redeemable preferred
    stocks....................       5,937        108           0        6,045
                                ----------   --------    --------   ----------
                                 6,307,274    159,735      66,747    6,400,262
Equity securities.............      15,151        456       3,349       12,258
Short-term investments........     159,655          0           0      159,655
                                ----------   --------    --------   ----------
                                $6,482,080   $160,191    $ 70,096   $6,572,175
                                ==========   ========    ========   ==========

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE C -- INVESTMENT OPERATIONS (CONTINUED)


    The amortized cost and estimated market values of fixed maturities at December 31, by expected maturity, are shown below. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.



                                                      ESTIMATED
                                          AMORTIZED     MARKET
1999                                         COST       VALUES
----------------------------------------  ----------  ----------
Due in one year or less.................  $  321,155  $  320,601
Due after one year through five years...   2,913,620   2,863,873
Due after five years through ten
  years.................................   2,152,116   2,049,482
Due after ten years.....................   1,130,960   1,041,651
                                          ----------  ----------
                                          $6,517,851  $6,275,607
                                          ==========  ==========



                                                      ESTIMATED
                                          AMORTIZED     MARKET
1998                                         COST       VALUES
----------------------------------------  ----------  ----------
Due in one year or less.................  $  705,859  $  709,686
Due after one year through five years...   3,255,973   3,325,078
Due after five years through ten
  years.................................   1,655,055   1,690,581
Due after ten years.....................     690,387     674,917
                                          ----------  ----------
                                          $6,307,274  $6,400,262
                                          ==========  ==========



    The approximate percentage distribution of Protective's fixed maturity investments by quality rating at December 31 is as follows:



RATING                                     1999    1998
----------------------------------------  ------  ------
AAA.....................................   37.5%   34.3%
AA......................................    6.3     6.2
A.......................................   26.6    29.4
BBB.....................................   25.7    26.5
BB or less..............................    3.8     3.5
Redeemable preferred stocks.............    0.1     0.1
                                          -----   -----
                                          100.0%  100.0%
                                          =====   =====



    At December 31, 1999 and 1998, Protective had bonds which were rated less than investment grade of $243.6 million and $222.9 million, respectively, having an amortized cost of $293.1 million and $252.0 million, respectively. At December 31, 1999, approximately $81.5 million of the bonds rated less than investment grade were securities issued in company-sponsored commercial mortgage loan securitizations. Approximately $910.4 million of bonds are not publicly traded.



    The change in unrealized gains (losses), net of income tax on fixed maturity and equity securities for the years ended December 31 is summarized as follows:



                                       1999       1998     1997
                                     ---------  --------  -------
Fixed maturities...................  $(217,901) $(21,705) $72,741
Equity securities..................        973     4,605   (8,813)

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE C -- INVESTMENT OPERATIONS (CONTINUED)



    At December 31, 1999, all of Protective's mortgage loans were commercial loans of which 79% were retail, 8% were apartments, 6% were office buildings, and 6% were warehouses. Protective specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns and cities. No single tenant's leased space represents more than 5% of mortgage loans. Approximately 74% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Florida, Texas, Georgia, Tennessee, North Carolina, Virginia, Alabama, South Carolina, Washington, Kentucky, Ohio, and Mississippi.



    Many of the mortgage loans have call provisions after 3 to 10 years. Assuming the loans are called at their next call dates, approximately $109.6 million would become due in 2001, $408.8 million in 2002 to 2005, and $333.6 million in 2006 to 2010.



    At December 31, 1999, the average mortgage loan was approximately $2.0 million, and the weighted average interest rate was 7.8%. The largest single mortgage loan was $17.0 million.



    At December 31, 1999 and 1998, Protective's problem mortgage loans (over ninety days past due) and foreclosed properties totaled $22.9 million and $11.7 million, respectively. Since Protective's mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. Based on Protective's evaluation of its mortgage loan portfolio, Protective does not expect any material losses on its mortgage loans.



    Certain investments, principally real estate, with a carrying value of $36.3 million were non-income producing for the twelve months ended December 31, 1999.



    Policy loan interest rates generally range from 4.5% to 8.0%.



NOTE D -- FEDERAL INCOME TAXES



    Protective's effective income tax rate varied from the maximum federal income tax rate as follows:



                                     1999   1998   1997
                                     -----  -----  -----
Statutory federal income tax rate
  applied to pretax income.........   35.0%  35.0%  35.0%
Dividends received deduction and
  tax-exempt interest..............   (0.1)  (0.1)  (0.2)
Low-income housing credit..........   (0.5)  (0.5)  (0.6)
Tax benefits arising from prior
  acquisitions and other
  adjustments......................    0.3    0.1    0.7
State income taxes.................    1.6    0.5
                                     -----  -----  -----
Effective income tax rate..........   36.3%  35.0%  34.9%
                                     =====  =====  =====



    The provision for federal income tax differs from amounts currently payable due to certain items reported for financial statement purposes in periods which differ from those in which they are reported for income tax purposes.



    Details of the deferred income tax provision for the years ended December 31 are as follows:



                                      1999     1998      1997
                                     -------  -------  --------
Deferred policy acquisition
  costs............................  $46,175  $60,746  $  7,054
Benefit and other policy liability
  changes..........................  (27,158) (41,268)  (23,564)
Temporary differences of investment
  income...........................    6,655   (3,491)    2,516
Other items........................        3   (1,062)       13
                                     -------  -------  --------
                                     $25,675  $14,925  $(13,981)
                                     =======  =======  ========

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE D -- FEDERAL INCOME TAXES (CONTINUED)


    The components of Protective's net deferred income tax liability as of December 31 were as follows:



                                            1999      1998
                                          --------  --------
Deferred income tax assets:
Policy and policyholder liability
  reserves..............................  $217,642  $190,328
Unrealized loss on investments..........    70,421
Other...................................     2,088     2,091
                                          --------  --------
                                           290,151   192,419
                                          ========  ========
Deferred income tax liabilities:
Deferred policy acquisition costs.......   257,816   211,641
Unrealized gain on investments..........              32,513
                                          --------  --------
                                           257,816   244,154
                                          --------  --------
Net deferred income tax liability.......  $(32,335) $ 51,735
                                          ========  ========



    Under pre-1984 life insurance company income tax laws, a portion of Protective's gain from operations which was not subject to current income taxation was accumulated for income tax purposes in a memorandum account designated as Policyholders' Surplus. The aggregate accumulation in this account at December 31, 1999 was approximately $70.5 million. Should the accumulation in the Policyholders' Surplus account exceed certain stated maximums, or should distributions including cash dividends be made to PLC in excess of approximately $840.3 million, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes have not been provided on amounts designated as Policyholders' Surplus. Under current income tax laws, Protective does not anticipate paying income tax on amounts in the Policyholders' Surplus accounts.



    Protective's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations.



NOTE E -- DEBT



    At December 31, 1999, PLC had borrowed $55.0 million at a rate of 6.7%. PLC had also borrowed $59.0 million at a rate of 6.6% under a term note that contains, among other provisions, requirements for maintaining certain financial ratios, and restrictions on indebtedness incurred by PLC's subsidiaries including Protective. Additionally, PLC, on a consolidated basis, cannot incur debt in excess of 50% of its total capital.



    Protective has arranged sources of credit to temporarily fund scheduled investment commitments. Protective expects that the rate received on its investments will equal or exceed its borrowing rate. Protective had no such temporary borrowings outstanding at December 31, 1999 and 1998. Also, Protective has a mortgage note on investment real estate amounting to approximately $2.3 million that matures in 2003.



    Included in indebtedness to related parties is a surplus debenture issued by Protective to PLC. At December 31, 1999, the balance of the surplus debenture was $14.0 million. The debenture matures in 2003.



    Protective routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.



    Interest expense on borrowed money totaled $5.1 million, $8.3 million, and $4.3 million, in 1999, 1998, and 1997, respectively.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE F -- RECENT ACQUISITIONS



    In June 1997, Protective acquired West Coast Life Insurance Company ("West Coast"). In September 1997, Protective acquired the Western Diversified Group. In October 1997, Protective coinsured a block of credit policies.



    In October 1998 Protective coinsured a block of life insurance policies from Lincoln National Corporation. The policies represent the payroll deduction business originally marketed and underwritten by Aetna.



    In September 1999, Protective recaptured a block of credit life and disability policies which it had previously ceded.



    These transactions have been accounted for as purchases, and the results of the transactions have been included in the accompanying financial statements since their respective effective dates.



NOTE G -- COMMITMENTS AND CONTINGENT LIABILITIES



    Under insurance guaranty fund laws, in most states, insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Protective does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.



    A number of civil jury verdicts have been returned against insurers in the jurisdictions in which Protective does business involving the insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments against the insurer that are disproportionate to the actual damages, including material amounts of punitive damages. In some states including Alabama, (where Protective maintains its headquarters) juries have substantial discretion in awarding punitive and non-economic compensatory damages which creates the potential for unpredictable material adverse judgments in any given lawsuit. In addition, in some class action and other lawsuits involving insurers' sales practices, insurers have made material settlement payments. Protective and its subsidiaries, like other financial service companies, in the ordinary course of business, are involved in such litigation or alternatively in arbitration. Although the outcome of any litigation or arbitration cannot be predicted, Protective believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of Protective.



NOTE H -- SHARE-OWNER'S EQUITY AND RESTRICTIONS



    At December 31, 1999, approximately $736.0 million of consolidated share-owner's equity excluding net unrealized gains on investments, represented net assets of Protective and its subsidiaries that cannot be transferred to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by Protective in 2000 is estimated to be $175.5 million.



NOTE I -- PREFERRED STOCK



    PLC owns all of the 2,000 shares of preferred stock issued by Protective's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). Prior to November 1998, the stock paid, when and if declared, annual

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE I -- PREFERRED STOCK (CONTINUED)


minimum cumulative dividends of $50 per share, and noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1 million. PL&A paid no preferred dividends during 1999. Dividends of $0.1 million were paid to PLC in 1998, and 1997. Effective November 3, 1998, PL&A's articles of incorporation were amended such that the provision for an annual minimum cumulative dividend was removed.



NOTE J -- RELATED PARTY MATTERS



    On August 6, 1990, PLC announced that its Board of Directors approved the formation of an Employee Stock Ownership Plan ("ESOP"). On December 1, 1990, Protective transferred to the ESOP 520,000 shares of PLC's common stock held by it in exchange for a note. The outstanding balance of the note, $5.1 million at December 31, 1999, is accounted for as a reduction to share-owner's equity. The stock will be used to match employee contributions to PLC's existing 401(k) Plan. The ESOP shares are dividend paying. Dividends on the shares are used to pay the ESOP's note to Protective.



    Protective leases furnished office space and computers to affiliates. Lease revenues were $3.7 million in 1999, $3.0 million in 1998, and $3.1 million in 1997. Protective purchases data processing, legal, investment and management services from affiliates. The costs of such services were $69.2 million, $56.2 million, and $51.6 million in 1999, 1998, and 1997, respectively. Commissions paid to affiliated marketing organizations of $11.4 million, $8.4 million, and $5.2 million in 1999, 1998, and 1997, respectively, were included in deferred policy acquisition costs.



    Certain corporations with which PLC's directors were affiliated paid Protective premiums, policy fees, or deposits for various types of insurance and investment products. Such premiums, policy fees, and deposits amounted to $56.4 million, $28.6 million and $21.4 million in 1999, 1998, and 1997, respectively. Protective and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $16.9 million, $7.3 million and $5.4 million in 1999, 1998, and 1997, respectively.



    For a discussion of indebtedness to related parties, see Note E.



NOTE K -- OPERATING SEGMENTS



    Protective operates seven divisions whose principal strategic focuses can be grouped into three general categories: Life Insurance, Specialty Insurance Products, and Retirement Savings and Investment Products. Each division has a senior officer of Protective responsible for its operations. A division is generally distinguished by products and/or channels of distribution. A brief description of each division follows.



LIFE INSURANCE



    INDIVIDUAL LIFE DIVISION. The Individual Life Division markets level premium term and term-like insurance products, universal life, and variable universal life on a national basis primarily through networks of independent insurance agents.



    WEST COAST DIVISION. The West Coast Division sells universal life and level premium term-like insurance products in the life insurance brokerage market and in the "bank owned life insurance" market.



    ACQUISITIONS DIVISION. The Acquisitions Division focuses on acquiring, converting, and servicing policies acquired from other companies. The Division's primary focus is on life insurance policies sold to individuals.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE K -- OPERATING SEGMENTS (CONTINUED)


SPECIALTY INSURANCE PRODUCTS



    DENTAL AND CONSUMER BENEFITS DIVISION. The Division's primary focus is on indemnity and prepaid dental products. In 1997, the Division exited from the traditional group major medical business, fulfilling the Division's strategy to focus primarily on dental and related products.



    FINANCIAL INSTITUTIONS DIVISION. The Financial Institutions Division specializes in marketing credit life and disability insurance products through banks, consumer finance companies and automobile dealers. The Division also includes a small property casualty insurer that sells automobile service contracts.



RETIREMENT SAVINGS AND INVESTMENT PRODUCTS



    STABLE VALUE PRODUCTS DIVISION. The Stable Value Products Division markets guaranteed investment contracts to 401(k) and other qualified retirement savings plans. The Division also offers related products, including fixed and floating rate funding agreements offered to the trustees of municipal bond proceeds, bank trust departments, and money market funds, and long-term annuity contracts offered to fund certain state obligations.



    INVESTMENT PRODUCTS DIVISION. The Investment Products Division manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and the Individual Life Division's sales force.



CORPORATE AND OTHER



    Protective has an additional business segment herein referred to as Corporate and Other. The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the Divisions above (including net investment income on capital and interest on substantially all debt).



    Protective uses the same accounting policies and procedures to measure operating segment income and assets as it uses to measure its consolidated net income and assets. Operating segment income is generally income before income tax. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of deferred policy acquisition costs are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner which most appropriately reflects the operations of that segment. Unallocated realized investment gains (losses) are deemed not to be associated with any specific segment.



    Assets are allocated based on policy liabilities and deferred policy acquisition costs directly attributable to each segment.



    There are no significant intersegment transactions.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE K -- OPERATING SEGMENTS (CONTINUED)


    Operating segment income and assets for the years ended December 31 are as follows:



                                      LIFE INSURANCE
                           ------------------------------------
                           INDIVIDUAL
                              LIFE     WEST COAST  ACQUISITIONS
OPERATING SEGMENT INCOME   ----------  ----------  ------------
1999
Premiums and policy
  fees...................  $  274,598  $  87,226    $  148,620
Reinsurance ceded........    (182,092)   (64,019)      (33,754)
                           ----------  ----------   ----------
  Net of reinsurance
    ceded................      92,506     23,207       114,866
Net investment income....      59,916     78,128       129,806
Realized investment gains
  (losses)...............
Other income.............      (2,250)     1,302            (9)
                           ----------  ----------   ----------
  Total revenues.........     150,172    102,637       244,663
                           ----------  ----------   ----------
Benefits and settlement
  expenses...............      74,455     73,176       129,581
Amortization of deferred
  policy acquisition
  costs..................      23,434      6,047        19,444
Other operating
  expenses...............      20,850     (2,649)       31,178
                           ----------  ----------   ----------
  Total benefits and
    expenses.............     118,739     76,574       180,203
                           ----------  ----------   ----------
Income before income
  tax....................      31,433     26,063        64,460
Income tax expense.......
                           ----------  ----------   ----------
Net income
                           ----------  ----------   ----------
1998
Premiums and policy
  fees...................  $  228,701  $  75,757    $  125,329
Reinsurance ceded........    (102,533)   (53,377)      (28,594)
                           ----------  ----------   ----------
  Net of reinsurance
    ceded................     126,168     22,380        96,735
Net investment income....      55,779     63,492       112,154
Realized investment gains
  (losses)
Other income.............          70          6         1,713
                           ----------  ----------   ----------
  Total revenues.........     182,017     85,878       210,602
                           ----------  ----------   ----------
Benefits and settlement
  expenses...............     106,308     54,617       112,051
Amortization of deferred
  policy acquisition
  costs..................      30,543      4,924        18,894
Other operating
  expenses...............      14,983      5,354        26,717
                           ----------  ----------   ----------
  Total benefits and
    expenses.............     151,834     64,895       157,662
                           ----------  ----------   ----------
Income before income
  tax....................      30,183     20,983        52,940
Income tax expense
                           ----------  ----------   ----------
Net income
                           ----------  ----------   ----------
1997
Premiums and policy
  fees...................  $  182,746  $  41,290    $  120,504
Reinsurance ceded........     (55,266)   (27,168)      (17,869)
                           ----------  ----------   ----------
  Net of reinsurance
    ceded................     127,480     14,122       102,635
Net investment income....      54,593     30,194       110,155
Realized investment gains
  (losses)
Other income.............         617                       10
                           ----------  ----------   ----------
  Total revenues.........     182,690     44,316       212,800
                           ----------  ----------   ----------
Benefits and settlement
  expenses...............     114,678     28,304       116,506
Amortization of deferred
  policy acquisition
  costs..................      27,354        961        16,606
Other operating
  expenses...............      18,178      6,849        23,016
                           ----------  ----------   ----------
  Total benefits and
    expenses.............     160,210     36,114       156,128
                           ----------  ----------   ----------
Income before income
  tax....................      22,480      8,202        56,672
Income tax expense
                           ----------  ----------   ----------
Net income
                           ----------  ----------   ----------
OPERATING SEGMENT ASSETS
1999
Investments and other
  assets.................  $1,205,968  $1,343,517   $1,553,954
Deferred policy
  acquisition costs......     379,117    200,605       235,903
                           ----------  ----------   ----------
Total assets.............  $1,585,085  $1,544,122   $1,789,857
                           ----------  ----------   ----------
Operating Segment Assets
1998
Investments and other
  assets.................  $1,076,202  $1,149,642   $1,600,123
Deferred policy
  acquisition costs......     301,941    144,455       255,347
                           ----------  ----------   ----------
Total assets.............  $1,378,143  $1,294,097   $1,855,470
                           ----------  ----------   ----------
1997
Investments and other
  assets.................  $  960,316  $ 910,030    $1,401,294
Deferred policy
  acquisition costs......     252,321    108,126       138,052
                           ----------  ----------   ----------
Total assets.............  $1,212,637  $1,018,156   $1,539,346
                           ----------  ----------   ----------


-----------------


(1) Adjustments represent the inclusion of unallocated realized investment gains (losses) and the recognition of income tax expense. There are no asset adjustments.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE K -- OPERATING SEGMENTS (CONTINUED)



                             SPECIALTY INSURANCE     RETIREMENT SAVINGS AND
                                  PRODUCTS            INVESTMENT PRODUCTS
                           -----------------------  ------------------------
                            DENTAL
                              AND                     STABLE                  CORPORATE
                           CONSUMER    FINANCIAL       VALUE     INVESTMENT      AND                        TOTAL
OPERATING SEGMENT INCOME   BENEFITS   INSTITUTIONS   PRODUCTS     PRODUCTS      OTHER    ADJUSTMENTS(1)  CONSOLIDATED
-------------------------  ---------  ------------  -----------  -----------  ---------  --------------  ------------
1999
Premiums and policy
  fees...................  $317,360    $ 284,891                 $   24,248   $    313                   $ 1,137,256
Reinsurance ceded........   (81,240)    (176,928)                                                           (538,033)
                           ---------   ---------    ----------   ----------   --------      -------      -----------
  Net of reinsurance
    ceded................   236,120      107,963                     24,248        313                       599,223
Net investment income....    14,915       24,121    $  210,208      106,599       (462)                      623,231
Realized investment gains
  (losses)...............                                 (549)       1,446                 $ 3,863            4,760
Other income.............     6,277       15,831                      2,146      3,805                        27,102
                           ---------   ---------    ----------   ----------   --------      -------      -----------
  Total revenues.........   257,312      147,915       209,659      134,439      3,656                     1,254,316
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Benefits and settlement
  expenses...............   172,166       55,899       175,290       88,642      2,318                       771,527
Amortization of deferred
  policy acquisition
  costs..................    10,705       24,718           744       19,820          1                       104,913
Other operating
  expenses...............    56,396       44,728         4,709       14,617      6,610                       176,439
                           ---------   ---------    ----------   ----------   --------      -------      -----------
  Total benefits and
    expenses.............   239,267      125,345       180,743      123,079      8,929                     1,052,879
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Income before income
  tax....................    18,045       22,570        28,916       11,360     (5,273)                      201,437
Income tax expense.......                                                                    73,179           73,179
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Net income...............                                                                                $   128,258
                           ---------   ---------    ----------   ----------   --------      -------      -----------
1998
Premiums and policy
  fees...................  $277,316    $ 301,230                 $   18,809   $    198                   $ 1,027,340
Reinsurance ceded........   (85,753)    (188,958)                                                           (459,215)
                           ---------   ---------    ----------   ----------   --------      -------      -----------
  Net of reinsurance
    ceded................   191,563      112,272                     18,809        198                       568,125
Net investment income....    15,245       25,068    $  213,136      105,827     13,094                       603,795
Realized investment gains
  (losses)...............                                1,609        1,318                 $  (791)           2,136
Other income.............     4,295       10,302                      1,799      2,016                        20,201
                           ---------   ---------    ----------   ----------   --------      -------      -----------
  Total revenues.........   211,103      147,642       214,745      127,753     15,308                     1,194,257
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Benefits and settlement
  expenses...............   140,632       52,629       178,745       85,045        469                       730,496
Amortization of deferred
  policy acquisition
  costs..................    10,352       28,526           735       17,213          1                       111,188
Other operating
  expenses...............    49,913       48,837         2,876       14,428      9,120                       172,228
                           ---------   ---------    ----------   ----------   --------      -------      -----------
  Total benefits and
    expenses.............   200,897      129,992       182,356      116,686      9,590                     1,013,912
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Income before income
  tax....................    10,206       17,650        32,389       11,067      5,718                       180,345
Income tax expense.......                                                                    63,162           63,162
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Net income...............                                                                                $   117,183
                           ---------   ---------    ----------   ----------   --------      -------      -----------
1997
Premiums and policy
  fees...................  $260,590    $ 196,694                 $   12,367   $    229                   $   814,420
Reinsurance ceded........  (109,480)    (124,431)                                                           (334,214)
                           ---------   ---------    ----------   ----------   --------      -------      -----------
  Net of reinsurance
    ceded................   151,110       72,263                     12,367        229                       480,206
Net investment income....    23,810       16,341    $  211,915      105,196      5,284                       557,488
Realized investment gains
  (losses)...............                               (3,180)         589                 $ 4,415            1,824
Other income.............     1,278        3,033                       (192)     1,403                         6,149
                           ---------   ---------    ----------   ----------   --------      -------      -----------
  Total revenues.........   176,198       91,637       208,735      117,960      6,916                     1,045,667
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Benefits and settlement
  expenses...............   110,148       27,643       179,235       82,019        339                       658,872
Amortization of deferred
  policy acquisition
  costs..................    15,711       30,812           618       15,110          3                       107,175
Other operating
  expenses...............    38,572       20,165         3,945       12,312      6,833                       129,870
                           ---------   ---------    ----------   ----------   --------      -------      -----------
  Total benefits and
    expenses.............   164,431       78,620       183,798      109,441      7,175                       895,917
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Income before income
  tax....................    11,767       13,017        24,937        8,519       (259)                      149,750
Income tax expense.......                                                                    52,302           52,302
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Net income...............                                                                                $    97,448
                           ---------   ---------    ----------   ----------   --------      -------      -----------
OPERATING SEGMENT ASSETS
1999
Investments and other
  assets.................  $197,673    $ 727,857    $2,766,178   $3,355,863   $418,609                   $11,569,619
Deferred policy
  acquisition costs......    25,819       51,339         1,156      117,577          8                     1,011,524
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Total assets.............  $223,492    $ 779,196    $2,767,334   $3,473,440   $418,617                   $12,581,143
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Operating Segment Assets
1998
Investments and other
  assets.................  $197,337    $ 645,909    $2,869,304   $2,542,536   $700,417                   $10,781,470
Deferred policy
  acquisition costs......    23,836       39,212         1,448       75,177          9                       841,425
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Total assets.............  $221,173    $ 685,121    $2,870,752   $2,617,713   $700,426                   $11,622,895
                           ---------   ---------    ----------   ----------   --------      -------      -----------
1997
Investments and other
  assets.................  $208,071    $ 536,058    $2,887,732   $2,313,279   $525,896                   $ 9,742,676
Deferred policy
  acquisition costs......    22,459       52,836         1,785       56,074        952                       632,605
                           ---------   ---------    ----------   ----------   --------      -------      -----------
Total assets.............  $230,530    $ 588,894    $2,889,517   $2,369,353   $526,848                   $10,375,281
                           ---------   ---------    ----------   ----------   --------      -------      -----------


-----------------


(1) Adjustments represent the inclusion of unallocated realized investment gains (losses) and the recognition of income tax expense. There are no asset adjustments.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE L -- EMPLOYEE BENEFIT PLANS



    PLC has a defined benefit pension plan covering substantially all of its employees. The plan is not separable by affiliates participating in the plan. However, approximately 81% of the participants in the plan are employees of Protective. The benefits are based on years of service and the employee's highest thirty-six consecutive months of compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum finding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.



    The actuarial present value of benefit obligations and the funded status of the plan taken as a whole at December 31 are as follows:



                                           1999      1998
                                          -------  --------
Projected benefit obligation, beginning
  of the year...........................  $36,547  $ 30,612
Service cost - benefits earned during
  the year..............................    3,270     2,585
Interest cost - on projected benefit
  obligation............................    2,779     2,203
Actuarial gain (loss)...................   (5,729)    2,115
Plan amendment..........................       32       160
Benefits paid...........................     (369)   (1,128)
                                          -------  --------
Projected benefit obligation, end of the
  year..................................   36,530    36,547
                                          -------  --------
Fair value of plan assets beginning of
  the year..............................  $25,147  $ 21,763
Actual return on plan assets............    2,594     1,689
Employer contribution...................    7,048     2,823
Benefits paid...........................     (369)   (1,128)
                                          -------  --------
Fair value of plan assets end of the
  year..................................  $34,420    25,147
                                          -------  --------
Plan assets less than the projected
  benefit obligation....................  $(2,110) $(11,400)
Unrecognized net actuarial loss from
  past experience different from that
  assumed...............................    2,601     9,069
Unrecognized prior service cost.........      569       652
Unrecognized net transition asset.......      (17)      (34)
                                          -------  --------
Net pension liability recognized in
  balance sheet.........................  $ 1,043  $ (1,713)
                                          =======  ========



    Net pension cost of the defined benefit pension plan includes the following components for the years ended December 31:



                                      1999    1998    1997
                                     ------  ------  ------
Service cost.......................  $3,270  $2,585  $2,112
Interest cost......................   2,779   2,203   2,036
Expected return on plan assets.....  (2,348) (1,950) (1,793)
Amortization of prior service
  cost.............................     115     112     100
Amortization of transition asset...     (17)    (17)    (17)
Recognized net actuarial loss......     494     305     152
                                     ------  ------  ------
Net pension cost...................  $4,293  $3,238  $2,590
                                     ======  ======  ======



    Protective's share of the net pension cost was $3.6 million, $2.6 million, and $1.8 million, in 1999, 1998, and 1997, respectively.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE L -- EMPLOYEE BENEFIT PLANS (CONTINUED)


    Assumptions used to determine the benefit obligations as of December 31 were as follows:



                                     1999   1998   1997
                                     -----  -----  -----
Weighted average discount rate.....   8.00%  6.75%  7.25%
Rates of increase in compensation
  level............................   5.75%  4.75%  5.25%
Expected long-term rate of return
  on assets........................   8.50%  8.50%  8.50%



    Assets of the pension plan are included in the general assets of Protective. Until recently, upon retirement, the amount of pension plan assets vested in the retiree were used to purchase a single premium annuity from Protective in the retiree's name. Therefore, amounts presented above as plan assets exclude assets relating to retirees. Beginning July 1, 1999, retiree obligations are being fulfilled from pension plan assets.



    PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed by federal income tax law. At December 31, 1999 and 1998, the projected benefit obligation of this plan totaled $13.1 million and $11.7 million, respectively, of which $8.3 million and $7.8 million, respectively, have been recognized in PLC's financial statements.



    Net pension cost of the excess benefits plan includes the following components for the years ended December 31:



                                      1999    1998    1997
                                     ------  ------  ------
Service cost.......................  $  695  $  611  $  544
Interest cost......................     887     722     651
Plan amendment.....................                     351
Amortization of prior service
  cost.............................     113     112     112
Amortization of transition asset...      37      37      37
Recognized net actuarial loss......     265     173     180
                                     ------  ------  ------
Net pension cost...................  $1,997  $1,655  $1,875
                                     ======  ======  ======



    In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. The postretirement benefit is provided by an unfunded plan. At December 31, 1999 and 1998, the liability for such benefits totaled $1.2 million. The expense recorded by PLC was $0.1 million in 1999, 1998 and 1997. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.



    Life insurance benefits for retirees are provided through the purchase of life insurance policies upon retirement equal to the employees' annual compensation up to a maximum of $75,000. This plan is partially funded at a maximum of $50,000 face amount of insurance.



    PLC sponsors a defined contribution plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by
Section 401(k) of the Internal Revenue Code. PLC established an Employee Stock Ownership Plan ("ESOP") to match voluntary employee contributions to PLC's 401(k) Plan. In 1994, a stock bonus was added to the 401(k) Plan for employees who are not otherwise under a bonus plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to Protective less dividends on shares held by the ESOP. At December 31, 1999, PLC had committed up to 120,812 shares to be released to fund employee benefits. The expense recorded by PLC for these employee benefits was less than $0.1 million in 1999, 1998, and 1997.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE L -- EMPLOYEE BENEFIT PLANS (CONTINUED)


    PLC sponsors a deferred compensation plan for certain directors, officers, agents, and others. Compensation deferred is credited to the participants in cash, PLC Common Stock, or as a combination thereof.



NOTE M -- STOCK BASED COMPENSATION



    Certain Protective employees participate in PLC's Long-Term Incentive Plan (previously known as the Performance Share Plan) and receive stock appreciation rights (SARs) from PLC.



    Since 1973 PLC has had a Long-Term Incentive Plan (previously known as the Performance Share Plan) to motivate senior management to focus on PLC's long-range earnings performance through the awarding of performance shares. The criterion for payment of performance share awards is based upon a comparison of PLC's average return on average equity and total rate of return over a four year award period (earlier upon the death, disability or retirement of the executive, or in certain circumstances, of a change in control of PLC) to that of a comparison group of publicly held life and multiline insurance companies. If PLC's results are below the median of the comparison group, no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned. Under the plan approved by share owners in 1992 and 1997, up to 6,400,000 shares may be issued in payment of awards. The number of shares granted in 1999, 1998, and 1997 were 99,380, 71,340 and 98,780, respectively, having an approximate market value on the grant date of $3.4 million, $2.3 million, and $2.0 million, respectively. At December 31, 1999, outstanding awards measured at target and maximum payouts were 424,960 and 571,396 shares, respectively. The expense recorded by PLC for the Long-Term Incentive Plan was $3.4 million, $2.7 million, and $2.7 million in 1999, 1998, and 1997, respectively.



    During 1996, stock appreciation rights (SARs) were granted to certain executives of PLC to provide long-term incentive compensation based on the performance of PLC's Common Stock. Under this arrangement PLC will pay (in shares of PLC Common Stock) an amount equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date. The SARs are exercisable after five years (earlier upon the death, disability or retirement of the executive, or in certain circumstances, of a change in control of PLC) and expire in 2006 or upon termination of employment. The number of SARs granted during 1996 and outstanding at December 31, 1999 was 675,000. The SARs have a base price of $17.4375 per share of PLC Common Stock (the market price on the grant date was $17.50 per share). The estimated fair value of the SARs on the grant date was $3.0 million. This estimate was derived using the Roll-Geske variation of the Black-Sholes option pricing model. Assumptions used in the pricing model are as follows: expected volatility rate of 15% (approximately equal to that of the S & P Life Insurance Index), a risk free interest rate of 6.35%, a dividend yield rate of 1.97%, and an expected exercise date of August 15, 2002. The expense recorded by PLC for the SARs was $0.6 million in 1999, 1998 and 1997.



NOTE N -- REINSURANCE



    Protective assumes risks from, and reinsures certain of its risks with other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements are accounted for by passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies. A substantial portion of Protective's new life insurance and credit insurance sales are being reinsured. Protective reviews the financial condition of its reinsurers and monitors the amount of reinsurance it has with its reinsurers.

                       PROTECTIVE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE N -- REINSURANCE (CONTINUED)


    Protective has reinsured approximately $93.5 billion, $64.8 billion, and $34.1 billion in face amount of life insurance risks with other insurers representing $364.7 million, $294.4 million, and $147.2 million of premium income for 1999, 1998, and 1997, respectively. Protective has also reinsured accident and health risks representing $172.8 million, $164.8 million, and $187.7 million of premium income for 1999, 1998, and 1997, respectively. In 1999 and 1998, policy and claim reserves relating to insurance ceded of $739.3 million and $658.7 million respectively are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with Protective. At
December 31, 1999 and 1998, Protective had paid $46.8 million and $22.8 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 1999, Protective had receivables of $74.0 million related to insurance assumed.



NOTE O -- ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS



    The carrying amount and estimated fair values of Protective's financial instruments at December 31 are as follows:



                                         1999                    1998
                                ----------------------  ----------------------
                                            ESTIMATED               ESTIMATED
                                 CARRYING      FAIR      CARRYING      FAIR
                                  AMOUNT      VALUES      AMOUNT      VALUES
                                ----------  ----------  ----------  ----------
Assets (see Notes A and C):
Investments:
  Fixed maturities............  $6,275,607  $6,275,607  $6,400,262  $6,400,262
  Equity securities...........      30,696      30,696      12,258      12,258
  Mortgage loans on real
    estate....................   1,946,690   1,909,026   1,623,603   1,774,379
  Short-term investments......      81,171      81,171     159,655     159,655
LIABILITIES (SEE NOTES A AND
  E):
  Guaranteed investment
    contract deposits.........   2,680,009   2,649,616   2,691,697   2,751,007
  Annuity deposits............   1,639,231   1,598,993   1,519,820   1,513,148
  Notes payable...............       2,338       2,338       2,363       2,363
OTHER (SEE NOTE A):
  Derivative Financial
    Instruments...............       5,273       3,564         986       6,426



   Except as noted below, fair values were estimated using quoted market prices. Protective estimates the fair value of its mortgage loans using discounted cash flows from the next call date. Protective believes the fair value of its short-term investments and notes payable to banks approximates book value due to either being short-term or having a variable rate of interest. Protective estimates the fair value of its guaranteed investment contracts and annuities using discounted cash flows and surrender values, respectively. Protective believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.



    Protective estimates the fair value of its derivative financial instruments using market quotes or derivative pricing models. The fair value represents the net amount of cash Protective would have received (or paid) had the contracts been terminated on December 31.



NOTE P -- SUBSEQUENT EVENT



    On January 20, 2000, Protective acquired the Lyndon Insurance Group ("Lyndon"). Lyndon manufactures and markets a variety of specialty insurance products including credit insurance, and vehicle and marine service agreements.

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
               PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                 (IN THOUSANDS)


-----------------------------------------------------------------------------------------------------------------------------
         COL. A              COL. B       COL. C     COL. D       COL. E       COL. F      COL. G      COL. H       COL. I
-------------------------  -----------  ----------  --------  --------------  ---------  ----------  ----------  ------------
                                                               STABLE VALUE
                                          FUTURE               AND ANNUITY                                       AMORTIZATION
                            DEFERRED      POLICY                 DEPOSITS     PREMIUMS                BENEFITS   OF DEFERRED
                             POLICY      BENEFITS               AND OTHER        AND        NET         AND         POLICY
                           ACQUISITION     AND      UNEARNED  POLICYHOLDERS'   POLICY    INVESTMENT  SETTLEMENT  ACQUISITION
         SEGMENT              COSTS       CLAIMS    PREMIUMS      FUNDS         FEES     INCOME(1)    EXPENSES      COSTS
-------------------------  -----------  ----------  --------  --------------  ---------  ----------  ----------  ------------
Year Ended
December 31, 1999:
Life Insurance
  Individual Life........  $  379,117   $1,210,188  $   338     $   17,159    $ 92,506    $ 59,916    $ 74,455     $ 23,434
  West Coast.............     200,605    1,279,554        0         74,831      23,208      78,126      73,176        6,047
  Acquisitions...........     235,903    1,374,445      558        260,267     114,866     129,806     129,581       19,444
Specialty Insurance
  Products
  Dental and Consumer
    Benefits.............      25,819      126,592    2,994         74,204     236,120      14,915     172,165       10,705
  Financial
    Institutions.........      51,339      150,888  503,735          9,044     107,962      24,122      55,899       24,718
Retirement Savings and
  Investment Products
  Stable Value
    Products.............       1,156      167,415        0      2,680,009           0     210,209     175,291          744
  Investment Products....     117,577      254,492        0      1,320,453      24,248     106,599      88,642       19,820
Corporate and Other......           8        2,852       34             88         313        (462)      2,318            1
                           ----------   ----------  --------    ----------    --------    --------    --------     --------
      TOTAL..............  $1,011,524   $4,566,426  $507,659    $4,436,055    $599,223    $623,231    $771,527     $104,913
                           ==========   ==========  ========    ==========    ========    ========    ========     ========
Year Ended
December 31, 1998:
Life Insurance
  Individual Life........  $  301,941   $1,054,253  $   355     $   10,802    $126,168    $ 55,779    $106,308     $ 30,543
  West Coast.............     144,455    1,006,280        0         77,254      22,380      63,492      54,617        4,924
  Acquisitions...........     255,347    1,383,759      553        233,846      96,735     112,154     112,051       18,894
Specialty Insurance
  Products
  Dental and Consumer
    Benefits.............      23,836      111,916    3,341         78,224     191,563      15,245     140,632       10,352
  Financial
    Institutions.........      39,212      215,451  385,006        105,434     112,272      25,068      52,629       28,526
Retirement Savings and
  Investment Products
  Stable Value
    Contracts............       1,448      172,674        0      2,691,697           0     213,136     178,745          735
  Investment Products....      75,177      194,726        0      1,233,528      18,809     105,827      85,045       17,213
Corporate and Other......           9          944       39             88         198      13,094         469            1
                           ----------   ----------  --------    ----------    --------    --------    --------     --------
      TOTAL..............  $  841,425   $4,140,003  $389,294    $4,430,873    $568,125    $603,795    $730,496     $111,188
                           ==========   ==========  ========    ==========    ========    ========    ========     ========
Year Ended
December 31, 1997:
Life Insurance
  Individual Life........  $  252,321   $  920,924  $   356     $   16,334    $127,480    $ 54,593    $114,678     $ 27,354
  West Coast.............     108,126      739,463        0         95,495      14,122      30,194      28,304          961
  Acquisitions...........     138,052    1,025,340    1,437        311,150     102,635     110,155     116,506       16,606
Specialty Insurance
  Products
  Dental and Consumer
    Benefits.............      22,459      120,925    2,536         80,654     151,110      23,810     110,148       15,711
  Financial
    Institutions.........      52,836      159,422  391,085          6,791      72,263      16,341      27,643       30,812
Retirement Savings and
  Investment Products
  Stable Value
    Products.............       1,785      180,690        0      2,684,676           0     211,915     179,235          618
  Investment Products....      56,074      177,150        0      1,184,268      12,367     105,196      82,019       15,110
Corporate and Other......         952          380    1,282            185         229       5,284         339            3
                           ----------   ----------  --------    ----------    --------    --------    --------     --------
      TOTAL..............  $  632,605   $3,324,294  $396,696    $4,379,553    $480,206    $557,488    $658,872     $107,175
                           ==========   ==========  ========    ==========    ========    ========    ========     ========

-------------------------  -----------
         COL. A              COL. J
-------------------------  -----------

                              OTHER
                            OPERATING
         SEGMENT           EXPENSES(1)
-------------------------  -----------
Year Ended
December 31, 1999:
Life Insurance
  Individual Life........   $ 20,851
  West Coast.............     (2,649)
  Acquisitions...........     31,178
Specialty Insurance
  Products
  Dental and Consumer
    Benefits.............     56,396
  Financial
    Institutions.........     44,728
Retirement Savings and
  Investment Products
  Stable Value
    Products.............      4,708
  Investment Products....     14,617
Corporate and Other......      6,610
                            --------
      TOTAL..............   $176,439
                            ========
Year Ended
December 31, 1998:
Life Insurance
  Individual Life........   $ 14,983
  West Coast.............      5,354
  Acquisitions...........     26,717
Specialty Insurance
  Products
  Dental and Consumer
    Benefits.............     49,913
  Financial
    Institutions.........     48,837
Retirement Savings and
  Investment Products
  Stable Value
    Contracts............      2,876
  Investment Products....     14,428
Corporate and Other......      9,120
                            --------
      TOTAL..............   $172,228
                            ========
Year Ended
December 31, 1997:
Life Insurance
  Individual Life........   $ 18,178
  West Coast.............      6,849
  Acquisitions...........     23,016
Specialty Insurance
  Products
  Dental and Consumer
    Benefits.............     38,572
  Financial
    Institutions.........     20,165
Retirement Savings and
  Investment Products
  Stable Value
    Products.............      3,945
  Investment Products....     12,312
Corporate and Other......      6,833
                            --------
      TOTAL..............   $129,870
                            ========


-----------------


(1) Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

                           SCHEDULE IV -- REINSURANCE
               PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                             (DOLLARS IN THOUSANDS)



         COL. A               COL. B       COL. C       COL. D       COL. E       COL. F
-------------------------  ------------  -----------  -----------  -----------  ----------
                                                                                PERCENTAGE
                                          CEDED TO      ASSUMED                 OF AMOUNT
                              GROSS         OTHER     FROM OTHER       NET       ASSUMED
                              AMOUNT      COMPANIES    COMPANIES     AMOUNT       TO NET
                           ------------  -----------  -----------  -----------  ----------
Year Ended
  December 31,1999:
  Life insurance in
    force................  $120,577,512  $92,566,755  $ 9,239,074  $37,249,831      24.8%
                           ============  ===========  ===========  ===========  ========
Premiums and policy fees:
  Life insurance.........  $    540,430  $   364,680  $   131,855  $   307,605      42.9%
  Accident and health
    insurance............       403,491      172,852       27,266      257,905      10.6%
  Property and liability
    insurance............        34,104          501          110       33,713       0.3%
                           ------------  -----------  -----------  -----------
    TOTAL................  $    978,025  $   538,033  $   159,231  $   599,223
                           ============  ===========  ===========  ===========
Year Ended
  December 31,1998:
  Life insurance in
    force................  $ 91,980,657  $64,846,246  $18,010,434  $45,144,845      39.9%
                           ============  ===========  ===========  ===========  ========
Premiums and policy fees:
  Life insurance.........  $    537,002  $   294,363  $    87,965  $   330,604      26.6%
  Accident and health
    insurance............       361,705      164,852       14,279      211,132       6.8%
  Property and liability
    insurance............        26,389                                 26,389       0.0%
                           ------------  -----------  -----------  -----------
    TOTAL................  $    925,096  $   459,215  $   102,244  $   568,125
                           ============  ===========  ===========  ===========
Year Ended
  December 31,1997:
  Life insurance in
    force................  $ 78,240,282  $34,139,554  $11,013,202  $55,113,930      20.0%
                           ============  ===========  ===========  ===========  ========
Premiums and policy fees:
  Life insurance.........  $    387,108  $   147,184  $    74,738  $   314,662      23.8%
  Accident and health
    insurance............       336,575      187,539       10,510      159,546       6.7%
  Property and liability
    insurance............         6,139          176           35        5,998       0.6%
                           ------------  -----------  -----------  -----------
    TOTAL................  $    729,822  $   334,899  $    85,283  $   480,206
                           ============  ===========  ===========  ===========

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

    All required financial statements are included in Part A and Part B of this Registration Statement.

(b) Exhibits:


          1.            Resolution of the Board of Directors of Protective Life
                          Insurance Company authorizing establishment of the
                        Protective Life Variable Annuity Separate Account**

          2.            Not applicable

          3.            (a) Form of Underwriting Agreement among Protective Life
                          Insurance Company, Investment Distributors, Inc. and the
                            Protective Life Variable Annuity Separate Account**

                        (b) Form of Distribution Agreement between Investment
                            Distributors, Inc. and broker/dealers**

          4.            (a) Form of Individual Flexible Premium Deferred Variable
                            and Fixed Annuity Contract

                        (b) Form of Group Flexible Premium Deferred Variable and
                            Fixed Annuity Contract

                        (c) Participant Certificate for use with Group Flexible
                          Premium Deferred Variable and Fixed Annuity Contract

                        (d) Annual Reset Death Benefit Rider

                        (e) Compound Death Benefit Rider

          5.            (a) Form of Contract Application for Individual Flexible
                          Premium Deferred Variable and Fixed Annuity Contract

                        (b) Form of Contract Application for Group Flexible Premium
                          Deferred Variable and Fixed Annuity Contract

          6.            (a) Charter of Protective Life Insurance Company.*

                        (b) By-Laws of Protective Life Insurance Company.*

          7.            Not applicable

          8.            (a) Participation/Distribution Agreement (Protective
                          Investment Company)**

                        (b) Participation Agreement (Oppenheimer Variable Account
                          Funds)***

                        (c) Participation Agreement (MFS Variable Insurance
                          Trust)***

                        (d) ParticipationAgreement (Calvert Group, formerly Acacia
                          Capital Corporation)***

                        (e) Participation Agreement (Van Eck Worldwide Insurance
                          Trust)+

                        (f) Participation Agreement (Van Kampen Life Investment
                          Trust)++

          9.            Opinion and Consent of Steve M. Callaway, Esq.

         10.            (a) Consent of Sutherland, Asbill & Brennan, LLP

                        (b) Consent of PricewaterhouseCoopers LLP

         11.            No financial statements will be omitted from Item 23

         12.            Not applicable

         13.            Not applicable

         14.            Powers of attorney

------------

   * Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

  ** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

 *** Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

**** Incorporated herein by reference to the initial filing of the Form N-4
     Registration Statement (File No. 333-68551) filed with the Commission on December 8, 1998.


  + Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.



 ++ Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.


ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR.


NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                 -----------------------------------
Drayton Nabers, Jr.                            Chairman of the Board
John D. Johns                                  President, and Director
R. Stephen Briggs                              Executive Vice President, Director
Carolyn King                                   Senior Vice President, Investment Products,
                                                 and Director
Deborah J. Long                                Senior Vice President, General Counsel,
                                                 Secretary, and Director
Jim E. Massengale                              Executive Vice President, Acquisitions, and
                                                 Director
Steven A. Schultz                              Senior Vice President, Financial
                                                 Institutions, and Director
Wayne E. Stuenkel                              Senior Vice President and Chief Actuary, and
                                                 Director
A.S. Williams, III                             Executive Vice President, Investments,
                                                 Treasurer, and Director
Judy Wilson                                    Senior Vice President, Stable Value Products
T. Davis Keyes                                 Director
J. Russell Bailey, Jr.                         Vice President, Dental and Consumer Benefits
Michael B. Ballard                             Vice President, Individual Life Marketing
Harvey S. Benjamin                             Vice President, Investment Products
                                                 Operations
Danny L. Bentley                               Senior Vice President, Dental and Consumer
                                                 Benefits, and Director
Richard J. Bielen                              Senior Vice President, Investments, and
                                                 Director
Larry Adams                                    Vice President, PPGA Sales
D. Wayne Hall                                  Vice President, Acquisition Administration
Chris T. Calos                                 Vice President, Marketing, Dental and
                                                 Consumer Benefits
Tim W. Carney                                  Vice President, MGMD Dental Sales
Jerry W. DeFoor                                Vice President and Controller and Chief
                                                 Accounting Officer
John B. Deremo                                 Vice President, Individual Life Sales

NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                 -----------------------------------
Brent E. Fritz                                 Vice President, Individual Life Product
                                                 Development
Kevin B. Borie                                 Vice President and Actuary, Investment
                                                 Products
Bruce W. Gordon                                Vice President, Marketing, Individual Life
James T. Helton III                            Vice President and Actuary, Dental and
                                                 Consumer Benefits
Charles (T.O.) McDowell                        Vice President, PPGA Sales
William L. McMullen, Jr.                       Vice President, Customer Service, Financial
                                                 Institutions
Lawrence G. Merrill                            Vice President, Investment Products Marketing
Charles Misasi                                 Vice President, Network Plans
Edmund P. Perry                                Vice President, Individual Life Sales
Carl E. Price                                  Vice President, Direct Marketing, Dental and
                                                 Consumer Benefits
Charles M. Prior                               Vice President, Investments
T. Michael Presley                             Vice President and Actuary, Financial
                                                 Institutions
John Sawyer                                    Vice President, Equity Marketing, Individual
                                                 Life
David C. Stevens                               Vice President, Operations, Dental and
                                                 Consumer Benefits
James M. Styne                                 Vice President, Financial Institutions
Carl S. Thigpen                                Vice President, Investments and Assistant
                                                 Secretary
Alan E. Watson                                 Vice President, Individual Life Sales
Thomas W. Willingham                           Vice President, Individual Life Operations
                                                 and Assistant Secretary
Banks M. Wood                                  Vice President, Sales and Marketing,
                                                 Financial Institutions

------------

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.


    The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 1999 (File No. 1-12332) filed with the Commission on March 28, 2000.


ITEM 27.  NUMBER OF CONTRACTOWNERS.


    As of the date of this filing, there were 0 contract owners of Protective Variable Annuity II individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

ITEM 28.  INDEMNIFICATION OF DIRECTORS AND OFFICERS.

    Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

    In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER.


    (a) Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the PIC Fund and for the Protective Life Variable Separate Account.


    (b) The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.


     NAME AND PRINCIPAL
      BUSINESS ADDRESS*            POSITION AND OFFICES       POSITION AND OFFICES WITH REGISTRANT
      -----------------            --------------------       ------------------------------------
Briggs, Robert Stephen         President, Chief Executive     Executive Vice President, Director
                                 Officer and Director
A.S. Williams, III             Vice President                 Executive Vice President,
                                                                Investments, Treasurer, Director
Ballard, Michael B.            Director                       Vice President, Individual Life
                                                                Marketing
Merrill, Lawrence G.           Director                       Vice President, Investment Products
                                                                Marketing
King, Carolyn                  Secretary, Chief Compliance    Senior Vice President, Investment
                                 Officer                        Products
Callaway, Steve M.             Director                       None
Borie, Kevin B.                Treasurer and Director         Vice President and Actuary,
                                                                Investment Products
Janet Summey                   Assistant Secretary            Assistant Vice President, Investment
                                                                Products
Bonnie Miller                  Assistant Secretary            Assistant Vice President, Investment
                                                                Products
Beth Zaiontz                   Assistant Secretary            None
Joseph Gilmer                  Financial Operations           None
                                 Principal


------------

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

ITEM 31.  MANAGEMENT SERVICES.

    All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS.

    (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

    (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

    (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

    (e) Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused the amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on April 24, 2000.


                                          PROTECTIVE VARIABLE ANNUITY
                                          SEPARATE ACCOUNT

                                          By:         /s/ JOHN D. JOHNS

                                             -----------------------------------
                                                  John D. Johns, PRESIDENT
                                              PROTECTIVE LIFE INSURANCE COMPANY

                                          PROTECTIVE LIFE INSURANCE COMPANY

                                          By:         /s/ JOHN D. JOHNS

                                             -----------------------------------
                                                  John D. Johns, PRESIDENT
                                              PROTECTIVE LIFE INSURANCE COMPANY

    As required by the Securities Act of 1933, the amendment to this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


                      SIGNATURE                                     TITLE                    DATE
                      ---------                                     -----                    ----
                          *
     -------------------------------------------       Chairman of the Board            April 24, 2000
                 Drayton Nabers, Jr.                     (Principal Executive Officer)

                  /s/ JOHN D. JOHNS
     -------------------------------------------       President                        April 24, 2000
                    John D. Johns                        (Principal Financial Officer)

                                                       Vice President, Controller, and
                          *                              Chief Accounting Officer
     -------------------------------------------         (Principal Accounting          April 24, 2000
                    Jerry DeFoor                         Officer)

                          *
     -------------------------------------------       Director                         April 24, 2000
                 Drayton Nabers, Jr.

                  /s/ JOHN D. JOHNS
     -------------------------------------------       Director                         April 24, 2000
                    John D. Johns

                          *
     -------------------------------------------       Director                         April 24, 2000
                  R. Stephen Briggs

                      SIGNATURE                                     TITLE                    DATE
                      ---------                                     -----                    ----
                          *
     -------------------------------------------       Director                         April 24, 2000
                  Jim E. Massengale

                          *
     -------------------------------------------       Director                         April 24, 2000
                  Wayne E. Stuenkel

                          *
     -------------------------------------------       Director                         April 24, 2000
                  A.S. Williams III

                          *
     -------------------------------------------       Director                         April 24, 2000
                  Steven A. Schultz

                          *
     -------------------------------------------       Director                         April 24, 2000
                   Deborah J. Long

                          *
     -------------------------------------------       Director                         April 24, 2000
                    Carolyn King

                          *
     -------------------------------------------       Director                         April 24, 2000
                  Richard J. Bielen

                          *
     -------------------------------------------       Director                         April 24, 2000
                  Danny L. Bentley

                          *
     -------------------------------------------       Director                         April 24, 2000
                   T. Davis Keyes

                /s/ STEVE M. CALLAWAY
     -------------------------------------------
                  Steve M. Callaway
                  ATTORNEY-IN-FACT